  As filed with the Securities and Exchange Commission on April 13, 2000

                                                     Registration No. 33-25990
                                                                      811-3214
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 18

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 33
                       (Check appropriate box or boxes.)

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                  -------------------------------------------
                          (Exact Name of Registrant)

                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                         Elizabeth A. Frederick, Esquire
                   The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000
                  -------------------------------------------
                    (Name and Address of Agent for Service)

                        Copies of all communications to:
                            Brian M. Burke, Esquire
                   The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000

              Approximate Date of Public Offering:  Continuous
                                                    ----------

  It is proposed that this filing will become effective:

  ----- immediately upon filing pursuant to paragraph (b) of Rule 485
    X   on May 1, 2000 pursuant to paragraph (b) of Rule 485
  -----
  ----- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
  -----

                     Title of Securities Being Registered:
                Units of Interest Under Variable Annuity Contracts

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS


Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.lincolnlife.com


This Prospectus describes individual variable annuity contracts that are issued by Lincoln National Life Insurance Company (LINCOLN LIFE). They are for use with nonqualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contracts are designed to accumulate CONTRACT VALUE and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If the annuitant dies before the ANNUITY COMMENCEMENT DATE, we will pay your BENEFICIARY a DEATH BENEFIT.
This Prospectus offers three types of contracts. They are a single premium deferred annuity, a flexible premium deferred annuity and a periodic premium deferred annuity.
The minimum PURCHASE PAYMENTS for each contract are:
1. Single premium deferred contract: $1,000 for Roth IRAs, IRAs and SEPs; $3,000 for all others;

2.  Flexible premium deferred contract (Multi-
    Fund-Registered Trademark- 2,3,4,): $1,000 for Roth IRAs, IRAs and SEPs; $3,000 for all others (minimum $100 subsequent PURCHASE PAYMENT); and


3.  Periodic premium deferred contract (Multi-Fund-Registered Trademark- 1):
    $600 per CONTRACT YEAR (minimum $25 per PURCHASE PAYMENT).

You choose whether your CONTRACT VALUE accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your PURCHASE PAYMENTS into the fixed account, we guarantee your principal and a minimum interest rate. WE LIMIT WITHDRAWALS AND TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT. SEE THE FIXED SIDE OF THE CONTRACT.
All PURCHASE PAYMENTS for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of LINCOLN LIFE. If you put all or some of your PURCHASE PAYMENTS into one or more of the contract's SUBACCOUNTS you take all the investment risk on the CONTRACT VALUE and the retirement income. If the SUBACCOUNTS you select make money, your CONTRACT VALUE goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the funds and series you select. WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.

The available funds and series are listed below:


    Deutsche Asset Management VIT Funds
    Formerly BT Insurance Funds Trust (IFT):
      Equity 500 Index Fund
      Small Cap Index Fund
    Baron Capital Asset Fund Trust (Insurance Class)


    Delaware Group Premium Fund (DGPF)
    (Standard Class)
      Global Bond Series
      Growth & Income Series
      Trend Series
    Fidelity Variable Insurance Product Fund:
      VIP Growth (Service class)
    Fidelity Variable Insurance Product Fund II:
      VIP II Contrafund (Service class)
    Janus Aspen Series, Worldwide Growth Fund (Institutional Shares) Lincoln National Aggressive Growth Fund
    Lincoln National Bond Fund
    Lincoln National Capital Appreciation Fund
    Lincoln National Equity Income Fund
    Lincoln National Global Asset Allocation Fund
    Lincoln National Growth and Income Fund
    Lincoln National International Fund
    Lincoln National Managed Fund
    Lincoln National Money Market Fund
    Lincoln National Social Awareness Fund
    Lincoln National Special Opportunities Fund
    Neuberger Berman Advisors Management Trust (AMT):
      Partners Fund
      Mid-Cap Growth Fund


ON OR ABOUT MAY 22, 2000 THE FOLLOWING FUNDS WILL BE AVAILABLE:


    Alliance Variable Products Series Fund (AVP) (Class B)
      Growth Portfolio
      Technology Portfolio
    American Funds Insurance Series (AFIS)
    A/K/A American Variable Insurance Series-Registered Trademark- (AVIS) (Class 2)
      Growth Fund
      International Fund
    Delaware Group Premium Fund (DGPF)
    (Standard Class) -- REIT Series

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make PURCHASE PAYMENTS. You should also review the Prospectuses for the funds and series that are attached, and keep the Prospectuses for reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI and other information about LINCOLN LIFE and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2000.

TABLE OF CONTENTS


                                        PAGE
--------------------------------------------
Special terms                             2
--------------------------------------------
Expense tables                            3
--------------------------------------------
Summary                                   6
--------------------------------------------
Condensed financial information           8
--------------------------------------------
Investment results                       11
--------------------------------------------
Financial statements                     11
--------------------------------------------
Lincoln National Life Insurance
Company                                  11
--------------------------------------------
Variable annuity account (VAA)           11
--------------------------------------------
Fixed side of the contract               11
--------------------------------------------
Investments of the variable annuity
account                                  12
--------------------------------------------
Description of the Funds and Series      14
--------------------------------------------
Charges and other deductions             17
--------------------------------------------



--------------------------------------------
                                        PAGE

The contracts                            19
--------------------------------------------
Annuity payouts                          23
--------------------------------------------
Federal tax matters                      24
--------------------------------------------
Voting rights                            28
--------------------------------------------
Distribution of the contracts            28
--------------------------------------------
Return privilege                         29
--------------------------------------------
State regulation                         29
--------------------------------------------
Restrictions under the Texas Optional
Retirement Program                       29
--------------------------------------------
Records and reports                      29
--------------------------------------------
Other information                        29
--------------------------------------------
Statement of Additional information
table of contents for the VAA            31
--------------------------------------------


SPECIAL TERMS

(We have italicized the special terms that have special meaning throughout this Prospectus)

ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Lincoln National Variable Annuity Account C, into which LINCOLN LIFE sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

ACCUMULATION UNIT -- A measure used to calculate CONTRACT VALUE for the variable side of the CONTRACT before the ANNUITY COMMENCEMENT DATE.

ANNUITANT -- The person on whose life the annuity benefit payments made after an ANNUITY COMMENCEMENT DATE are based.

ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under the ANNUITY PAYOUT option you select.

ANNUITY PAYOUT OPTION -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT DATE under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS for the variable side of the contract after the ANNUITY COMMENCEMENT DATE.

BENEFICIARY -- The person you designate to receive any DEATH BENEFIT paid if the annuitant dies before the ANNUITY COMMENCEMENT DATE.

CONTRACTOWNER (you, your, owner) -- The person who has the ability to exercise the rights within the CONTRACT (decides on investment allocations, transfers, payout option, designates the BENEFICIARY, etc.). Usually, but not always, the owner is the ANNUITANT.

CONTRACT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

DEATH BENEFIT -- An amount payable to your designated BENEFICIARY if the annuitant dies before the ANNUITY COMMENCEMENT DATE. An enhanced guaranteed minimum death benefit (EGMDB) is also available.


LINCOLN LIFE (we, us, our) -- The Lincoln National Life Insurance Company.


PURCHASE PAYMENTS -- Amounts paid into the contract.

SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a class of a particular fund or series available under the contracts. There is a separate SUBACCOUNT which corresponds to each fund or SERIES.

VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.


VALUATION PERIOD -- The period starting at the close of trading (currently normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES

SUMMARY OF CONTRACTOWNER EXPENSES:

The maximum surrender charge (contingent deferred sales
charge) as a percentage of CONTRACT VALUE (for single
premium and periodic premium contracts), or of PURCHASE
PAYMENTS (for flexible premium contracts),                    7% (SINGLE AND
surrendered/withdrawn:                                        FLEXIBLE)
                                                              8% (PERIODIC)

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive these charges in certain situations.
See Charges and other deductions -- Surrender charges.


ANNUAL CONTRACT FEE:
Periodic and flexible premium Multi-Fund-Registered Trademark- 2 contract only:
$25


VAA ANNUAL EXPENSES:
(as a percentage of average account value):

                                                             WITH EGMDB           WITHOUT EGMDB
Mortality and expense risk charge                               1.00%                 1.00%
Enhanced guaranteed minimum DEATH BENEFIT charge                 .30%                   --
                                                                ----                  ----
  Total annual charge for each VAA SUBACCOUNT                   1.30%                 1.00%


ANNUAL EXPENSES OF THE FUNDS AND SERIES FOR THE YEAR ENDED DECEMBER 31, 1999:


(as a percentage of each fund's or series' average net assets):


                                               MANAGEMENT             12B-1             OTHER                 TOTAL
                                               FEES            +      FEES       +      EXPENSES       =      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
 1.  Aggressive Growth                         0.73%                  0.00%             0.14%                 0.87%
-----------------------------------------------------------------------------------------------------------------------
 2.  AMT Mid-Cap Growth(1)*                    0.85                   0.00              0.15                  1.00
-----------------------------------------------------------------------------------------------------------------------
 3.  AMT Partners                              0.80                   0.00              0.07                  0.87
-----------------------------------------------------------------------------------------------------------------------
     Aspen Worldwide Growth (Institutional
 4.  Shares)                                   0.65                   0.00              0.05                  0.70
-----------------------------------------------------------------------------------------------------------------------
 5.  Bond                                      0.45                   0.00              0.08                  0.53
-----------------------------------------------------------------------------------------------------------------------
 6.  Capital Appreciation                      0.72                   0.00              0.06                  0.78
-----------------------------------------------------------------------------------------------------------------------
 7.  Capital Asset (Insurance Class)(7)*       0.62                   0.25              0.63                  1.50
-----------------------------------------------------------------------------------------------------------------------
 8.  DGPF Global Bond (Standard Class)(2)      0.75                   0.00              0.10                  0.85
-----------------------------------------------------------------------------------------------------------------------
 9.  DGPF Growth & Income (Standard Class)(3)  0.60                   0.00              0.11                  0.71
-----------------------------------------------------------------------------------------------------------------------
10.  DGPF Trend (Standard Class)(4)            0.75                   0.00              0.07                  0.82
-----------------------------------------------------------------------------------------------------------------------
11.  Equity-Income                             0.72                   0.00              0.07                  0.79
-----------------------------------------------------------------------------------------------------------------------
12.  Global Asset Allocation                   0.72                   0.00              0.19                  0.91
-----------------------------------------------------------------------------------------------------------------------
13.  Growth and Income                         0.31                   0.00              0.05                  0.36
-----------------------------------------------------------------------------------------------------------------------
14.  IFT Equity 500 Index(6)*                  0.14                   0.00              0.16                  0.30
-----------------------------------------------------------------------------------------------------------------------
15.  IFT Small Cap Index(6)*                   0.13                   0.00              0.32                  0.45
-----------------------------------------------------------------------------------------------------------------------
16.  International                             0.77                   0.00              0.15                  0.92
-----------------------------------------------------------------------------------------------------------------------
17.  Managed                                   0.36                   0.00              0.06                  0.42
-----------------------------------------------------------------------------------------------------------------------
18.  Money Market                              0.48                   0.00              0.11                  0.59
-----------------------------------------------------------------------------------------------------------------------
19.  Social Awareness                          0.33                   0.00              0.05                  0.38
-----------------------------------------------------------------------------------------------------------------------
20.  Special Opportunities                     0.37                   0.00              0.07                  0.44
-----------------------------------------------------------------------------------------------------------------------
21.  VIP II Contrafund (Service Class)(8)*     0.58                   0.10              0.10                  0.78
-----------------------------------------------------------------------------------------------------------------------
22.  VIP Growth (Service Class)(8)*            0.58                   0.10              0.09                  0.77
-----------------------------------------------------------------------------------------------------------------------
23.  AVP Growth (Class B)+                     0.75                   0.25              0.12                  1.12
-----------------------------------------------------------------------------------------------------------------------
24.  AVP Technology (Class B)+                 0.71                   0.25              0.24                  1.20
-----------------------------------------------------------------------------------------------------------------------
25.  AFIS Growth (Class 2)+                    0.38                   0.25              0.01                  0.64
-----------------------------------------------------------------------------------------------------------------------
26.  AFIS International (Class 2)+             0.55                   0.25              0.05                  0.85
-----------------------------------------------------------------------------------------------------------------------
     DGPF Real Estate (REIT) (Standard
27.  Class)(5)+*                               0.64                   0.00              0.21                  0.85
-----------------------------------------------------------------------------------------------------------------------



*After waivers and/or reimbursements.


 +These funds are not available to you until on or about May 22, 2000. At that time the new funds may not be available in California.

VOLUNTARY FEE REIMBURSEMENTS:

The following funds VOLUNTARILY waive expenses to the extent necessary to maintain a maximum total expense ratio.


(1) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the portfolio for the year ended December 31, 1999 would have been 1.08%.



(2) The investment advisor for the Global Bond Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2000 through
    October 31, 2000, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.



(3) The investment advisor for the Growth and Income Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Effective May 1, 1999, DMC voluntarily elected to cap its management fee for this Series at 0.60% indefinitely.



(4) The investment advisor for the Trend Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.



(5) The investment advisor for the REIT Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.96%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.



(6) Under the Advisory Agreement with Bankers Trust Company ("the Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has VOLUNTARILY undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has VOLUNTARILY undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund and 1.18% for the Small Cap Index Fund.


CONTRACTUAL FEE REIMBURSEMENTS:

The following Funds contractually waive the management fee to the extent necessary to maintain a maximum total expense ratio.


(7) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million of assets in the Fund and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999 would have been 1.88%.



(8) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, though arrangements with certain funds', or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been: Contrafund 0.75% (service) and Growth 0.75% (service).

EXAMPLES

(expenses of the SUBACCOUNTS and the funds and series):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                   1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
                           ----------------------  ----------------------  ----------------------  ----------------------
                            SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.
-------------------------------------------------------------------------  ----------------------------------------------
 1.  Aggressive Growth     $ 94    92   92    102   122   119  118    148   151   149  147    197   251   255  251    278
-------------------------------------------------------------------------  ----------------------------------------------
 2.  AMT Mid-Cap Growth    $ 95    93   93    103   126   122  122    152   157   153  153    203   264   264  264    291
-------------------------------------------------------------------------  ----------------------------------------------
 3.  AMT Partners          $ 94    92   92    102   122   118  118    148   151   147  147    197   251   251  251    278
-------------------------------------------------------------------------  ----------------------------------------------
 4.  Aspen Worldwide
     Growth                $ 92    90   90    100   117   113  113    143   143   138  138    189   233   233  233    261
-------------------------------------------------------------------------  ----------------------------------------------
 5.  Bond                  $ 91    89   89     99   113   110  108    138   134   133  129    181   215   222  215    244
-------------------------------------------------------------------------  ----------------------------------------------
 6.  Capital Appreciation  $ 93    92   91    101   120   117  115    145   147   144  142    192   241   246  241    269
-------------------------------------------------------------------------  ----------------------------------------------
 7.  Capital Asset         $100    98   98    108   140   137  137    165   181   178  178    226   313   313  313    339
-------------------------------------------------------------------------  ----------------------------------------------
 8.  DGPF Global Bond      $ 94    92   92    102   122   119  117    147   150   148  146    196   248   253  248    276
-------------------------------------------------------------------------  ----------------------------------------------
 9.  DGPF Growth &
     Income                $ 93    91   90    100   118   115  113    143   143   141  138    189   234   239  234    262
-------------------------------------------------------------------------  ----------------------------------------------
10.  DGPF Trend            $ 94    92   92    102   121   118  116    147   149   146  144    194   245   250  245    273
-------------------------------------------------------------------------  ----------------------------------------------
11.  Equity-Income         $ 93    92   91    101   120   117  116    146   147   145  142    193   242   247  242    270
-------------------------------------------------------------------------  ----------------------------------------------
12.  Global Asset
     Allocation            $ 94    93   92    102   123   121  119    149   153   151  149    199   255   259  255    282
-------------------------------------------------------------------------  ----------------------------------------------
13.  Growth and Income     $ 89    87   87     97   108   104  102    134   126   123  120    172   197   202  197    226
-------------------------------------------------------------------------  ----------------------------------------------
14.  IFT Equity 500 Index  $ 89    86   86     97   106   101  101    132   123   117  117    170   190   190  190    219
-------------------------------------------------------------------------  ----------------------------------------------
15.  IFT Small Cap Index   $ 90    88   88     98   110   105  105    136   130   125  125    177   206   206  206    235
-------------------------------------------------------------------------  ----------------------------------------------
16.  International         $ 94    93   93    102   124   121  119    149   153   151  149    199   256   260  256    283
-------------------------------------------------------------------------  ----------------------------------------------
17.  Managed               $ 90    88   88     98   109   106  104    135   129   126  123    175   203   208  203    232
-------------------------------------------------------------------------  ----------------------------------------------
18.  Money Market          $ 91    90   89     99   114   111  109    140   137   135  132    183   221   226  221    250
-------------------------------------------------------------------------  ----------------------------------------------
19.  Social Awareness      $ 89    88   87     97   108   104  103    134   127   124  121    173   199   204  199    228
-------------------------------------------------------------------------  ----------------------------------------------
20.  Special
     Opportunities         $ 90    88   88     98   110   106  105    136   130   127  124    176   205   210  205    234
-------------------------------------------------------------------------  ----------------------------------------------
21.  VIP II Contrafund     $ 93    91   91    101   120   115  115    145   147   142  142    192   241   241  241    269
-------------------------------------------------------------------------  ----------------------------------------------
22.  VIP Growth            $ 93    91   91    101   119   115  115    145   146   141  141    192   240   240  240    268
-------------------------------------------------------------------------  ----------------------------------------------
23.  AVP Growth*           $ 96    95   95    104   129   126  126    155   163   159  159    208   276   276  276    303
-------------------------------------------------------------------------  ----------------------------------------------
24.  AVP Technology*       $ 97    95   95    105   132   128  128    157   167   163  163    212   284   284  284    311
-------------------------------------------------------------------------  ----------------------------------------------
25.  AFIS Growth*          $ 92    90   90    100   116   111  111    141   140   135  135    186   227   227  227    255
-------------------------------------------------------------------------  ----------------------------------------------
26.  AFIS International*   $ 94    92   92    102   122   117  117    147   150   146  146    196   248   248  248    276
-------------------------------------------------------------------------  ----------------------------------------------
27.  DGPF Real Estate*
     (REIT)                $ 94    92   92    102   122   117  117    147   150   146  146    196   248   248  248    276
-------------------------------------------------------------------------  ----------------------------------------------



*These funds are not available to you until on or about May 22, 2000. At that time the new funds may not be available in California.

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                  1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
                           ---------------------  ----------------------  ----------------------  ----------------------
                           SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.   SGL   MF2  MF3&4 PER.
------------------------------------------------------------------------  ----------------------------------------------
 1.  Aggressive Growth     $22    22   22     19    68    69   68     60   117   119  117    104   251   255  251    224
------------------------------------------------------------------------  ----------------------------------------------
 2.  AMT Mid-Cap Growth    $23    23   23     21    72    72   72     64   123   123  123    110   264   264  264    238
------------------------------------------------------------------------  ----------------------------------------------
 3.  AMT Partners          $22    22   22     19    68    68   68     60   117   117  117    104   251   251  251    224
------------------------------------------------------------------------  ----------------------------------------------
 4.  Aspen Worldwide
     Growth                $20    20   20     18    63    63   63     55   108   108  108     95   233   233  233    206
------------------------------------------------------------------------  ----------------------------------------------
 5.  Bond                  $19    19   19     16    58    60   58     50    99   103   99     86   215   222  215    188
------------------------------------------------------------------------  ----------------------------------------------
 6.  Capital Appreciation  $21    22   21     19    65    67   65     57   112   114  112     99   241   246  241    215
------------------------------------------------------------------------  ----------------------------------------------
 7.  Capital Asset         $28    28   28     26    87    87   87     79   148   148  148    135   313   313  313    288
------------------------------------------------------------------------  ----------------------------------------------
 8.  DGPF Global Bond      $22    22   22     19    67    69   67     60   116   118  116    103   248   253  248    222
------------------------------------------------------------------------  ----------------------------------------------
 9.  DGPF Growth & Income  $20    21   20     18    63    65   63     55   108   111  108     95   234   239  234    207
------------------------------------------------------------------------  ----------------------------------------------
10.  DGPF Trend            $22    22   22     19    66    68   66     59   114   116  114    101   245   250  245    219
------------------------------------------------------------------------  ----------------------------------------------
11.  Equity-Income         $21    22   21     19    66    67   66     58   112   115  112     99   242   247  242    216
------------------------------------------------------------------------  ----------------------------------------------
12.  Global Asset
     Allocation            $22    23   22     20    69    71   69     61   119   121  119    106   255   259  255    228
------------------------------------------------------------------------  ----------------------------------------------
13.  Growth and Income     $17    17   17     14    52    54   52     45    90    93   90     77   197   202  197    169
------------------------------------------------------------------------  ----------------------------------------------
14.  IFT Equity 500 Index  $16    16   16     14    51    51   51     43    87    87   87     74   190   190  190    162
------------------------------------------------------------------------  ----------------------------------------------
15.  IFT Small Cap Index   $18    18   18     15    55    55   55     47    95    95   95     82   206   206  206    179
------------------------------------------------------------------------  ----------------------------------------------
16.  International Fund    $23    23   23     20    69    71   69     62   119   121  119    106   256   260  256    229
------------------------------------------------------------------------  ----------------------------------------------
17.  Managed Fund          $18    18   18     15    54    56   54     46    93    96   93     80   203   208  203    175
------------------------------------------------------------------------  ----------------------------------------------
18.  Money Market          $19    20   19     17    59    61   59     52   102   105  102     89   221   226  221    194
------------------------------------------------------------------------  ----------------------------------------------
19.  Social Awareness      $17    18   17     15    53    54   53     45    91    94   91     78   199   204  199    171
------------------------------------------------------------------------  ----------------------------------------------
20.  Special
     Opportunities         $18    18   18     15    55    56   55     47    94    97   94     81   205   210  205    178
------------------------------------------------------------------------  ----------------------------------------------
21.  VIP II Contrafund     $21    21   21     19    65    65   65     57   112   112  112     99   241   241  241    215
------------------------------------------------------------------------  ----------------------------------------------
22.  VIP Growth Port       $21    21   21     18    65    65   65     57   111   111  111     98   240   240  240    213
------------------------------------------------------------------------  ----------------------------------------------
23.  AVP Growth*           $25    25   25     22    76    76   76     68   129   129  129    116   276   276  276    250
------------------------------------------------------------------------  ----------------------------------------------
24.  AVP Technology*       $25    25   25     23    78    78   78     70   133   133  133    120   284   284  284    258
------------------------------------------------------------------------  ----------------------------------------------
25.  AFIS Growth*          $20    20   20     17    61    61   61     53   105   105  105     92   227   227  227    200
------------------------------------------------------------------------  ----------------------------------------------
26.  AFIS International*   $22    22   22     19    67    67   67     60   116   116  116    103   248   248  248    222
------------------------------------------------------------------------  ----------------------------------------------
27.  Delaware Real
     Estate* (REIT)        $22    22   22     19    67    67   67     60   116   116  116    103   248   248  248    222
------------------------------------------------------------------------  ----------------------------------------------



*These funds are not available to you until on or about May 22, 2000. At that time the new funds may not be available in California.



We provide these examples to help you understand the direct and indirect costs and expenses of the contract. For the single premium deferred contract and the flexible premium (Multi-Fund-Registered Trademark- 2,3,4) deferred contracts, the examples assume that an enhanced DEATH BENEFIT is in effect. Without this benefit, expenses would be lower.


For more information, see Charges and other deductions in this Prospectus, and the Prospectuses for the funds and series. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between SUBACCOUNTS and to and from the fixed account. Currently, there is no charge. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE.

SUMMARY

WHAT KIND OF CONTRACT AM I BUYING? It is an individual annuity contract between you and LINCOLN LIFE. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LINCOLN LIFE may conduct. See Variable annuity account (VAA). REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' OR SERIES' PORTFOLIOS.


WHAT ARE MY INVESTMENT CHOICES? Based upon your instruction, the VAA applies your PURCHASE PAYMENTS to buy fund and series shares in one or more of the investment funds of the SUBACCOUNTS: Aggressive Growth, AMT Mid-Cap Growth, AMT Partners, Aspen Worldwide Growth, Bond, Capital Appreciation, Capital Asset, DGPF Global Bond, DGPF Growth & Income, DGPF Trend, Equity-Income, Global Asset Allocation, Growth and Income, IFT Equity 500 Index, IFT Small Cap Index, International, Managed, Money Market, Social Awareness, Special Opportunities, VIP II Contrafund, VIP Growth, AVP Growth, AVP Technology, AFIS Growth, AFIS International, and DGPF Real Estate (REIT).

In turn, each fund or series holds a portfolio of securities consistent with its investment policy. See Investment of the variable annuity accounts and Description of the funds and series.


WHO ADVISES THE FUNDS? The investment advisor for the Lincoln National funds is Lincoln Investment Management, Inc. (Lincoln Investment), Fort Wayne, Indiana. The investment advisor for the Trend Series, Real Estate (REIT) Series and Growth & Income Series is Delaware Management Co, Inc. (DMC), and the investment manager of the Global Bond Series is Delaware International Advisers, Ltd.
(DIAL) London, England, an affiliate of Delaware Management, Philadelphia, Pennsylvania. Each is an indirect subsidiary of Lincoln National Corporation
(LNC). The investment advisor for the IFT Equity 500 Index Fund and the IFT Small Cap Index Fund is Bankers Trust Company, New York, New York. The investment advisor for the Capital Asset Fund is BAMCO, Inc., New York, New York. The investment advisor for the Aspen Worldwide Growth Fund is Janus Capital Corp., Denver, Colorado. The investment advisor for the AMT Partners and AMT Mid-Cap Growth Fund is Neuberger Berman Management, Inc., New York, New York. The investment advisor for the Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund (VIP II) is Fidelity Management & Research Company, Boston, Massachusetts. The investment Advisor for the AVP Growth Fund and AVP Technology Fund is Alliance Capital Management, L.P., New York, New York. The investment Advisor for the AFIS Growth Fund and AFIS International Fund is Capital Research and Management Company, Los Angeles, California. Each investment advisor to a fund or series is registered as an investment advisor with the SEC. See Investments of the variable annuity account -- Investment advisors.


HOW DOES THE CONTRACT WORK? If we approve your application, we will send you a contract. When you make PURCHASE PAYMENTS during the accumulation phase, you buy ACCUMULATION UNITS. If you decide to receive retirement income payments, your ACCUMULATION UNITS are converted to ANNUITY UNITS. Your retirement income payments will be based on the number of ANNUITY UNITS you received and the value of each ANNUITY UNIT on payout days. See The contracts.

WHAT CHARGES DO I PAY UNDER THE CONTRACT? If you withdraw CONTRACT VALUE, you pay a surrender charge from 0% to 8%, depending upon how many CONTRACT YEARS have elapsed (single premium and periodic premium), or how many CONTRACT YEARS the PURCHASE PAYMENT has been in the contract (flexible premium), and which type of contract you choose. We may waive surrender charges in certain situations. See Charges and other deductions -- Surrender charges.

We will deduct any applicable premium tax from PURCHASE PAYMENTS or CONTRACT VALUE at the time the tax is incurred or at another time we choose.


We charge an annual contract fee of $25 under the periodic and the flexible premium Multi-Fund-Registered Trademark- 2 contracts.


We apply an annual charge totaling 1.30% of net asset value of the VAA. This charge includes 1.00% as a mortality and expense risk charge. If the enhanced DEATH BENEFIT is not in effect, the annual charge is 1.00%. See Charges and other deductions.

Each fund and series pays a management fee based on its average daily net asset value. See Investments of the variable annuity account -- Investment Advisor. Each fund and series also has additional operating expenses. These are described in the Prospectuses for the fund or series.

WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN? Subject to the minimum and maximum payment amounts for each type of contract, your payments may be flexible. See The contracts -- Purchase Payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity options.


WHAT HAPPENS IF THE ANNUITANT DIES BEFORE I ANNUITIZE? If the enhanced DEATH BENEFIT is in effect, your BENEFICIARY will receive the greater of the enhanced guaranteed minimum DEATH BENEFIT or the CONTRACT VALUE. If the enhanced DEATH BENEFIT is not in effect, your beneficiary will receive the CONTRACT VALUE. Your beneficiary has options as to how the DEATH BENEFIT is paid. See Death benefit before commencement date.


MAY I TRANSFER CONTRACT VALUE BETWEEN SUBACCOUNTS AND BETWEEN THE FIXED SIDE OF THE CONTRACT? Yes, with certain limits. See The Contracts - transfers between SUBACCOUNTS on or before the annuity commencement date; transfers following the annuity commencement date; and transfers to and from the general account on or before the annuity commencement date.


MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Prior to the ANNUITY COMMENCEMENT DATE, yes. The surrender or withdrawal will be subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts -- Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.


DO I GET A FREE LOOK AT THIS CONTRACT? Yes. you can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on PURCHASE PAYMENTS you allocate to the variable side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VAA

ACCUMULATION UNIT VALUES


The following information relating to ACCUMULATION UNIT values including the enhanced guaranteed minimum death benefit charge where applicable and number of ACCUMULATION UNITS for each of the 10 years in the period ended December 31, 1999 comes from the VAA'S financial statements. It should be read along with the VAA'S financial statements and notes which are all included in the SAI.


                                           1999             1998*          1997      1996     1995     1994      1993     1992
-----------------------------------------------------------------------------------------------------------------------  -------
                                        with  without     with  without
                                       EGMDB    EGMDB    EGMDB    EGMDB
Aggressive Growth subaccount
Accumulation unit value
- Beginning of period                $1.559    1.567    1.684    1.687      1.384    1.196      .896    1.000    1.000**
                                                                                                                         trading
                                                                                                                         began
                                                                                                                         in
- End of period                      $2.193    2.209    1.559    1.567      1.687    1.384     1.196     .896    1.000** 1994.
Number of accumulation units
- End of period (000's omitted)       1.658   175,705   1,953   204,322   199,221  172,630   114,518   67,547      110
-----------------------------------------------------------------------------------------------------------------------  -------
AMT Mid-Cap Growth subaccount
Accumulation unit value
- Beginning of period                $1.000**  1.000**
- End of period                      $1.463**  1.464**  trading began in 1999.
Number of accumulation units
- End of period (000's omitted)         216   15,336
-----------------------------------------------------------------------------------------------------------------------  -------
AMT Partners subaccount
Accumulation unit value
- Beginning of period                $1.000**  1.000**
- End of period                      $1.010**  1.011**  trading began in 1999.
Number of accumulation units
- End of period (000's omitted)         449    2,642
-----------------------------------------------------------------------------------------------------------------------  -------
Aspen Worldwide Growth subaccount
Accumulation unit value
- Beginning of period                $1.000**  1.000**
- End of period                      $1.434**  1.436**  trading began in 1999.
Number of accumulation units
- End of period (000's omitted)       1,912   100,156
-----------------------------------------------------------------------------------------------------------------------  -------
Bond subaccount
Accumulation unit value
- Beginning of period                $5.002    5.024   $4.625    4.632      4.283    4.228     3.585    3.780    3.398     3.181
- End of period                      $4.776    4.812   $5.002    5.024      4.632    4.283     4.228    3.585    3.780     3.398
Number of accumulation units
- End of period (000's omitted)       1,022   61,314    1,160   70,180     60,078   62,709    62,644   57,900   62,765    52,842
-----------------------------------------------------------------------------------------------------------------------  -------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period                $2.562    2.574   $1.881    1.884      1.520    1.294     1.017    1.000    1.000**
                                                                                                                         trading
                                                                                                                         began
                                                                                                                         in
- End of period                      $3.678    3.706   $2.562    2.574      1.884    1.520     1.294    1.017    1.000** 1994.
Number of accumulation units
- End of period (000's omitted)       8,525   487,946   4,553   284,822   234,328  174,073    98,067   52,125      110
-----------------------------------------------------------------------------------------------------------------------  -------
Capital Asset subaccount
Accumulation unit value
- Beginning of period                $1.000**  1.000**
- End of period                      $1.205**  1.206**  trading began in 1999.
Number of accumulation units
- End of period (000's omitted)         659    7,229
-----------------------------------------------------------------------------------------------------------------------  -------

                                      1991     1990
-----------------------------------  ----------------

Aggressive Growth subaccount
Accumulation unit value
- Beginning of period
                                     trading  trading
                                     began    began
                                     in       in
- End of period                      1994.    1994.
Number of accumulation units
- End of period (000's omitted)
-----------------------------------  ----------------
AMT Mid-Cap Growth subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------  ----------------
AMT Partners subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------  ----------------
Aspen Worldwide Growth subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------  ----------------
Bond subaccount
Accumulation unit value
- Beginning of period                  2.737    2.591
- End of period                        3.181    2.737
Number of accumulation units
- End of period (000's omitted)       46,830   40,983
-----------------------------------  ----------------
Capital Appreciation subaccount
Accumulation unit value
- Beginning of period
                                     trading  trading
                                     began    began
                                     in       in
- End of period                      1994.    1994.
Number of accumulation units
- End of period (000's omitted)
-----------------------------------  ----------------
Capital Asset subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------  ----------------


 * The EGMDB became available in June 1997, the first full year was 1998.

** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                        1999              1998*          1997      1996     1995     1994      1993     1992     1991       1990
-----------------------------------------------------------------------------------------------------  ----------------------------
                      with  without     with  without
                     EGMDB    EGMDB    EGMDB    EGMDB
DGPF Global
  Bond
  subaccount
Accumulation
  unit value
- Beginning of
  period         $   1.179   1.184    1.189    1.191      0.991    1.000**
- End of period  $   1.121   1.130    1.362    1.368      1.191    0.991** trading began in 1996.
Number of
  accumulation
  units
- End of period
  (000's
  omitted)             406  12,321    1,522   63,364     46,558   23,508
-----------------------------------------------------------------------------------------------------  ----------------------------
DGPF Growth &
  Income
  subaccount
Accumulation
  unit value
- Beginning of
  period         $   1.603   1.611    1.459    1.461      1.126    1.000**
- End of period  $   1.535   1.547    1.603    1.611      1.461    1.126** trading began in 1996.
Number of
  accumulation
  units
- End of period
  (000's
  omitted)           3,351  72,781    4,111   90,935     64,052   12,220
-----------------------------------------------------------------------------------------------------  ----------------------------
DGPF Trend
  subaccount
Accumulation
  unit value
- Beginning of
  period         $   1.362   1.368    1.107    1.109      1.111    1.000**
- End of period  $   2.293   2.310    1.179    1.184      1.109    1.111** trading began in 1996.
Number of
  accumulation
  units
- End of period
  (000's
  omitted)           2,693  138,282     373   12,869     11,177    7,613
-----------------------------------------------------------------------------------------------------  ----------------------------
Equity-Income
  subaccount
Accumulation
  unit value
- Beginning of
  period         $   2.388   2.399   $2.146    2.150      1.663    1.391     1.046    1.000    1.000**
- End of period  $   2.505   2.524   $2.388    2.399      2.150    1.663     1.391    1.046    1.000** trading began in 1994.
Number of
  accumulation
  units
- End of period
  (000's
  omitted)           5,812  373,381   5,898   395,691   371,051  275,632   171,817   75,383      110
-----------------------------------------------------------------------------------------------------  ----------------------------
Global Asset
  Allocation
  subaccount
Accumulation
  unit value
- Beginning of
  period         $   3.042   3.056   $2.716    2.720      2.302    2.013     1.642    1.689    1.453     1.378    1.174       1.175
- End of period  $   3.343   3.369   $3.042    3.056      2.720    2.302     2.013    1.642    1.689     1.453    1.378       1.174
Number of
  accumulation
  units
- End of period
  (000's
  omitted)           1,697  141,033   1,888   155,191   159,590  140,242   126,558  122,061   92,778    67,873   57,199      50,149
-----------------------------------------------------------------------------------------------------  ----------------------------
Growth and
  Income
  subaccount
Accumulation
  unit value
- Beginning of
  period         $  11.444  11.497   $9,635    9,650      7.453    6.292     4.593    4.579    4.084     4.050    3.125       3.126
- End of period  $  13.278  13.379   $11.444  11.497      9.650    7.453     6.292    4.593    4.579     4.084    4.050       3.125
Number of
  accumulation
  units
- End of period
  (000's
  omitted)           2,510  338,008   2,252   353,739   357,850  332,885   291,063  253,621  226,072   188,659  144,515     114,974
-----------------------------------------------------------------------------------------------------  ----------------------------
IFT Equity 500
  Index
  subaccount
Accumulation
  unit value
- Beginning of
  period         $   1.000**  1.000**
- End of period  $   1.088*  1.089**  trading began in 1999.
Number of
  accumulation
  units
- End of period
  (000's
  omitted)           1,320  47,135
-----------------------------------------------------------------------------------------------------  ----------------------------
IFT Small Cap
  Index
  subaccount
Accumulation
  unit value
- Beginning of
  period         $   1.000**  1.000**
- End of period  $   1.163**  1.164**  trading began in 1999.
Number of
  accumulation
  units
- End of period
  (000's
  omitted)             141   3,093
-----------------------------------------------------------------------------------------------------  ----------------------------
International
  subaccount
Accumulation
  unit value
- Beginning of                                                                                                           trading
  period         $   1.765   1.773    1.560    1,562      1.488    1.368     1.271    1.243     .901      .990    1.000**
- End of period  $   2.042   2.057    1.765    1.773      1.562    1.488     1.368    1.271    1.243      .901     .990** began
Number of                                                                                                                in 1991.
  accumulation
  units
- End of period
  (000's
  omitted)           2,589  248,150   2,375   275,657   294,705  294,570   261,509  248,639  129,551    50,718   21,088
-----------------------------------------------------------------------------------------------------  ----------------------------



 * The EGMDB became available in June 1997, the first full year was 1998.


** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                                           1999              1998*          1997      1996     1995     1994      1993     1992
------------------------------------------------------------------------------------------------------------------------  -------
                                         with  without     with  without
                                        EGMDB    EGMDB    EGMDB    EGMDB
------------------------------------------------------------------------------------------------------------------------  -------
Managed subaccount
Accumulation unit value
- Beginning of period                $  5.236   5.260    4.707    4.714      3.913    3.515     2.747    2.827    2.558     2.492
- End of period                      $  5.568   5.610    5.236    5.260      4.714    3.913     3.515    2.747    2.827     2.558
Number of accumulation units
- End of period (000's omitted)         1,652  160,785   1,775   178,768   179,210  178,496   172,789  167,184  162,485   139,606
------------------------------------------------------------------------------------------------------------------------  -------
Money Market subaccount
Accumulation unit value
- Beginning of period                $  2.505   2.517    2.415    2.419      2.324    2.235     2.137    2.079    2.044     1.996
- End of period                      $  2.590   2.610    2.505    2.517      2.419    2.324     2.235    2.137    2.079     2.044
Number of accumulation units
- End of period (000's omitted)         1,837  66,404      644   46,571     36,107   40,057    35,136   37,106   39,763    46,993
------------------------------------------------------------------------------------------------------------------------  -------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                $  5.848   5.875    4.942    4.950      3.638    2.843     2.005    2.021    1.796     1.750
- End of period                      $  6.664   6.714    5.848    5.875      4.950    3.638     2.843    2.005    2.021     1.796
Number of accumulation units
- End of period (000's omitted)         4,697  273,562   5,136   304,204   251,168  175,970   106,204   83,069   69,006    50,838
------------------------------------------------------------------------------------------------------------------------  -------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                $  8.681   8.721    8.236    8.249      6.505    5.618     4.303    4.392    3.740     3.519
- End of period                      $  8.185   8.248    8.681    8.721      8.249    6.505     5.618    4.303    4.392     3.740
Number of accumulation units
- End of period (000's omitted)           819  75,238      899   98,734    101,475   97,744    88,993   73,673   62,314    51,056
------------------------------------------------------------------------------------------------------------------------  -------
VIP II Contrafund subaccount
Accumulation unit value
- Beginning of period                $  1.000**  1.000**
- End of period                      $  1.144**  1.145**  trading began in 1999.
Number of accumulation units
- End of period (000's omitted)         1,475  21,393
------------------------------------------------------------------------------------------------------------------------  -------
VIP Growth subaccount
Accumulation unit value
- Beginning of period                $  1.000**  1.000**
- End of period                      $  1.188**  1.189**  trading began in 1999.
Number of accumulation units
- End of period (000's omitted)         1,636  44,763
------------------------------------------------------------------------------------------------------------------------  -------

                                      1991     1990
-----------------------------------  ----------------

-----------------------------------  ----------------
Managed subaccount
Accumulation unit value
- Beginning of period                  2.065    2.015
- End of period                        2.492    2.065
Number of accumulation units
- End of period (000's omitted)      115,929  104,011
-----------------------------------  ----------------
Money Market subaccount
Accumulation unit value
- Beginning of period                  1.907    1.783
- End of period                        1.996    1.907
Number of accumulation units
- End of period (000's omitted)       77,812   57,377
-----------------------------------  ----------------
Social Awareness subaccount
Accumulation unit value
- Beginning of period                  1.285    1.357
- End of period                        1.750    1.285
Number of accumulation units
- End of period (000's omitted)       30,735   19,486
-----------------------------------  ----------------
Special Opportunities subaccount
Accumulation unit value
- Beginning of period                  2.481    2.710
- End of period                        3.519    2.481
Number of accumulation units
- End of period (000's omitted)       37,798   33,837
-----------------------------------  ----------------
VIP II Contrafund subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------  ----------------
VIP Growth subaccount
Accumulation unit value
- Beginning of period
- End of period
Number of accumulation units
- End of period (000's omitted)
-----------------------------------  ----------------


 * The EGMDB became available in June 1997, the first full year was 1998. ** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

Note: The AVP Growth, AVP Technology, AFIS Growth, AFIS International and DGPF Real Estate (REIT) subaccounts were not effective December 31, 1999, and did not have historical accumulation unit information as of that date.

INVESTMENT RESULTS


The VAA advertises the annual performance of the SUBACCOUNTs for the funds and series on both a standardized and nonstandardized basis.
The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all CONTRACTOWNER accounts.
The nonstandardized calculation compares changes in ACCUMULATION UNIT values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in ACCUMULATION UNIT values over shorter or longer time periods. This calculation reflects mortality and expense risk fees. It also reflects management fees and other expenses of the FUND. It does not include surrender charges or the account charge; if included, they would decrease the performance.

The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.


THE MONEY MARKET YIELD FIGURE AND ANNUAL PERFORMANCE OF THE SUBACCOUNTS ARE BASED ON PAST PERFORMANCE AND DO NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

For additional information about performance calculations, please refer to the SAI.

FINANCIAL STATEMENTS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

VARIABLE ANNUITY ACCOUNT (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or LINCOLN LIFE. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LINCOLN LIFE. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds and series. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.
The VAA is used to support other annuity contracts offered by LINCOLN LIFE in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the funds and series as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the SUBACCOUNT.

FIXED SIDE OF THE CONTRACT

PURCHASE PAYMENTS allocated to the fixed side of the contract become part of LINCOLN LIFE'S general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LINCOLN LIFE has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. LINCOLN LIFE has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


PURCHASE PAYMENTS allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract. For FLEXIBLE PREMIUM Multi-Fund-Registered Trademark- 4 contracts, the minimum credited interest rate will be 3% in all years. For all other Multi-Fund-Registered Trademark- contracts, the minimum credited interest rate will be 4.5% in the first five contract years, 4.0% in contract years six through ten, and 3.5% in all contract years after ten. A PURCHASE PAYMENT allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. LINCOLN LIFE may vary the way in which it credits interest to the fixed side of the contract from time to time.



ANY INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED.


INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

You decide the SUBACCOUNT(S) to which you allocate PURCHASE PAYMENTS. There is a separate SUBACCOUNT which corresponds to each fund and series. You may change your allocations without penalty or charges. Shares of the funds and series will be sold at net asset value (See the Appendix to the funds' Prospectuses for an explanation of net asset value) to the VAA in order to fund the contracts. The funds and series are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds and series. INVESTMENT ADVISOR

Lincoln Investment Management (LIM)(owned by LNC) is the advisor for each of the Lincoln National funds and is primarily responsible for the investment decisions affecting the funds. The services it provides are explained in the Prospectuses of the funds. Under an advisory agreement with each fund, LIM provides portfolio management and investment advice to that fund, subject to the supervision of the fund's Board of Directors.


Additionally, LIM currently has sub-advisory agreements in which the sub-advisor may perform some or substantially all of the investment advisory services required by those respective funds.



LIM has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. LIM does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.


No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.

Following is a chart that shows the fund names and the advisors and sub-advisors for each of the funds or series:


ADVISOR                      SUBADVISOR                                FUND/SERIES
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Putnam Investment Management, Inc.        LN Aggressive Growth
  (LIM)
-------------------------------------------------------------------------------------------------------
Neuberger Berman Mgmt, Inc.  Neuberger Berman, LLC                     AMT Mid-Cap Growth
-------------------------------------------------------------------------------------------------------
Neuberger Berman Mgmt, Inc.  Neuberger Berman, LLC                     AMT Partners
-------------------------------------------------------------------------------------------------------
Janus Capital Corp.          N/A                                       Aspen Worldwide Growth
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      N/A                                       LN Bond
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Janus Capital Corp.                       LN Capital Appreciation
-------------------------------------------------------------------------------------------------------
BAMCO, Inc.                  N/A                                       Baron Capital Asset
-------------------------------------------------------------------------------------------------------
Delaware International       N/A                                       DGPF Global Bond
  Advisers, Ltd.
  (DIAL)
-------------------------------------------------------------------------------------------------------
Delaware Management Co.,     N/A                                       DGPF Growth & Income
  Inc.                                                                 DGPF Trend
  (DMC)
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Fidelity Management Trust Co.             LN Equity-Income
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Putnam Investment Management, Inc.        LN Global Asset Allocation
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Vantage Investment Advisors               LN Growth and Income
-------------------------------------------------------------------------------------------------------
Bankers Trust Company        N/A                                       IFT Equity 500 Index
-------------------------------------------------------------------------------------------------------
CHART CONTINUED ON NEXT PAGE

ADVISOR                      SUBADVISOR                                FUND/SERIES
-------------------------------------------------------------------------------------------------------
Bankers Trust Company        N/A                                       IFT Small Cap Index
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Delaware International Advisers Ltd.      LN International
                               (DIAL)
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Vantage Investment Advisors               LN Managed Fund (equity portion)
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      N/A                                       LN Money Market
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Vantage Investment Advisors               LN Social Awareness
-------------------------------------------------------------------------------------------------------
Lincoln Investment Mgmt      Vantage Investment Advisors               LN Special Opportunities
-------------------------------------------------------------------------------------------------------
Fidelity Investments         N/A                                       VIP II Contrafund
-------------------------------------------------------------------------------------------------------
Fidelity Investments         N/A                                       VIP Growth
-------------------------------------------------------------------------------------------------------
Alliance Capital             N/A                                       AVP Growth*
  Management, L.P.
-------------------------------------------------------------------------------------------------------
Alliance Capital             N/A                                       AVP Technology*
  Management, L.P.
-------------------------------------------------------------------------------------------------------
Capital Research and         N/A                                       AFIS Growth*
  Management Company
-------------------------------------------------------------------------------------------------------
Capital Research and         N/A                                       AFIS International*
  Management Company
-------------------------------------------------------------------------------------------------------
Delaware Management          Lincoln Investment Management             DGPF Real Estate (REIT)*
  Co., Inc. (DMC)
-------------------------------------------------------------------------------------------------------



* These funds are not available to you until on or about May 22, 2000. At that time the new funds may not be available in California.


Note: "N/A" denotes no subadvisor for that fund or series.

Additional information regarding the investment advisors to each of the funds may be found in the Prospectuses for the funds and series enclosed in this booklet.


As compensation for their services to the fund, the investment advisors receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.



With respect to a fund, the advisor and/or distributor, or an affiliate thereof, may compensate LINCOLN LIFE (or an affiliate) for administrative, distribution, or other services. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by LINCOLN LIFE (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company except DMC.


DESCRIPTION OF THE FUNDS AND SERIES


Following are brief summaries of the investment objectives and policies of the funds and series. There is more detailed information in the current Prospectuses for the funds and series, which are included in this booklet.


All of the funds with the exception of the Special Opportunities Fund are diversified, open-end management investment companies. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits LINCOLN LIFE to sell its shares back to the fund or series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. The Special Opportunities Fund is open-end, but is non-diversified. Non-diversified means the fund may own a larger percentage of the securities of particular companies than will a diversified company. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS OR SERIES WILL ACHIEVE ITS STATED OBJECTIVES.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.

ON OR ABOUT MAY 22, 2000 FIVE ADDITIONAL INVESTMENT OPTIONS (#23 THROUGH #27) WILL BE AVAILABLE UNDER THE CONTRACTS. AT THAT TIME THE NEW FUNDS MAY NOT BE AVAILABLE IN CALIFORNIA. SOME PLANS LIMIT THE FUNDS AND SERIES AVAILABLE UNDER THE PLAN. PLEASE CONTACT YOUR INVESTMENT DEALER FOR CURRENT INFORMATION.



FUNDS AND SERIES



  1. AGGRESSIVE GROWTH FUND -- The fund seeks to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.



  2. AMT MID-CAP GROWTH FUND -- The fund seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.



  3. AMT PARTNERS FUND -- The fund seeks capital growth by investing mainly in common stocks of mid-to large capitalization established companies using the value-oriented investment approach.



  4. ASPEN WORLDWIDE GROWTH FUND -- The fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues this objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.



  5. BOND FUND -- The fund seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.



  6. CAPITAL APPRECIATION FUND -- The fund seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



  7. CAPITAL ASSET FUND -- The fund seeks to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



  8. DGPF GLOBAL BOND SERIES -- The series seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. At least 65% of the series' assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States.



  9. DGPF GROWTH & INCOME SERIES -- The series seeks the highest possible total rate of return by selecting issues that exhibit the potential for growth while providing higher than average dividend income.



  10. DGPF TREND SERIES -- The series seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.



  11. EQUITY-INCOME FUND -- The fund seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).



  12. GLOBAL ASSET ALLOCATION FUND -- The fund seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.



  13. GROWTH AND INCOME FUND -- The fund seeks long-term capital appreciation. The fund buys stocks of established companies.



  14. IFT EQUITY 500 INDEX FUND -- The fund seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index before the deduction of Fund expenses.



  15. IFT SMALL CAP INDEX FUND -- The fund seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of approximately 2,000 small-capitalization common stocks.



  16. INTERNATIONAL FUND -- The fund seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.



  17. MANAGED FUND -- The fund seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.



  18. MONEY MARKET FUND -- The fund seeks maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.



  19. SOCIAL AWARENESS FUND -- The fund seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



  20. SPECIAL OPPORTUNITIES FUND -- The fund seeks maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.



  21. VIP II CONTRAFUND FUND -- The fund seeks long-term capital appreciation by investing primarily in securities of companies whose value the advisor believes is not fully recognized by the public.



  22. VIP GROWTH FUND -- The fund seeks to achieve long-term capital appreciation. The Portfolio normally purchases common stock.



  23. AVP GROWTH SERIES FUND -- The fund seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.



  24. AVP TECHNOLOGY SERIES FUND -- The fund seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements
      (i.e., companies that use technology extensively in the development of new or improved products or processes.



  25. AFIS GROWTH FUND -- The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



  26. AFIS INTERNATIONAL FUND -- The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



  27. DGPF REAL ESTATE (REIT) SERIES -- The series seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.


Shares of the funds and series may be sold to LINCOLN LIFE, its affiliates, and separate accounts of life insurance companies other than LINCOLN LIFE to fund variable annuity contracts and/or variable life insurance policies. See Other information. Shares of the funds and series are not sold directly to the general public.

The shares of the funds and series are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of LINCOLN LIFE and other life insurance companies (shared funding). The funds and series do not foresee any disadvantage to CONTRACTOWNERS arising out of mixed or shared funding. Nevertheless, the Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund or series. This might force a fund to sell portfolio securities at disadvantageous prices.

We will purchase shares of the funds and series at net asset value and direct them to the appropriate SUBACCOUNTs of the VAA. We will redeem sufficient shares of the appropriate funds and series to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/withdrawal proceeds or for purposes described in the contract. If you desire to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares for the other SUBACCOUNT. The shares are retired, but they may be reissued later.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

All of the investment objectives of the funds and series are fundamental which means that no changes may be made without the affirmative vote of a majority of the outstanding voting securities of each respective fund or series. The extent to which the particular investment policies, practices or restrictions for each fund or series are fundamental or nonfundamental depends on the particular fund or series. If they are nonfundamental, they may be changed by the Board of Directors of the funds or series without shareholder approval.

You are urged to consult the Prospectuses in this booklet and SAIs for each individual fund or series for additional information regarding the fundamental and non-fundamental policies, practices and restrictions of each of the funds and series.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds and series are automatically reinvested in shares of the distributing funds and series at their net asset value on the date of distribution. Dividends are not paid out to

CONTRACTOWNERS as additional units, but are reflected in changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

WE RESERVE THE RIGHT, WITHIN THE LAW, TO MAKE ADDITIONS, DELETIONS AND SUBSTITUTIONS FOR THE FUNDS AND SERIES HELD BY THE VAA. (We may substitute shares of another series or of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund and series should no longer be available, or if investment in any fund's and series' shares should become inappropriate, in the judgement of our management, for the purposes for the contract.) We cannot substitute shares of one fund for another without approval by the SEC. We will also notify you.

CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

There are no front-end deductions for sales charges made from PURCHASE PAYMENTS. However, we will deduct premium taxes, when applicable.

ACCOUNT CHARGE


There is no account charge for flexible premium Multi-
Fund-Registered Trademark- 3 and 4. Periodic premium
Multi-Fund-Registered Trademark- 1 contracts and flexible premium Multi-Fund-Registered Trademark- 2 contracts will deduct $25 from the contract value on the last VALUATION DATE of each CONTRACT YEAR to compensate us for the administrative services provided to you; this $25 account charge will also be deducted from the CONTRACT VALUE upon surrender. Administrative services include processing applications; issuing contracts; processing purchase and redemptions of fund shares; maintaining records; providing accounting, valuation, regulatory and reporting services.


SURRENDER CHARGES

There are charges associated with the surrender of a contract or the withdrawal of CONTRACT VALUE (or of PURCHASE PAYMENTS, for flexible contracts) before the ANNUITY COMMENCEMENT DATE. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered. Charges are the same for surrenders/withdrawals except that, for the first withdrawal in a CONTRACT YEAR, up to 15% of CONTRACT VALUE (PURCHASE PAYMENTS for flexible contracts) may be withdrawn free of charges. This 15% withdrawal exception does not apply to a surrender of a contract.


A. PERIODIC PREMIUM DEFERRED CONTRACT
There will be a surrender charge for the first withdrawal each contract year in excess of 15% of contract value. Any subsequent withdrawals in the same contract year or upon surrender of contract will also incur a surrender charge.



                                  CONTRACT YEAR in which
                                  surrender/withdrawal occurs
  ----------------------------------------------------------------------------------
                                  1 2 3 4 5 6 7 8 9 10 11+
  Charge as a percent of
    Proceeds withdrawn            8 8 8 8 8 4 4 4 4 4   0



In addition, as explained previously in this prospectus, an account charge of $25 will be incurred upon surrender of the contract.


Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled [as defined in
Section 22(e)(3) of the tax code], surrender charges will also be waived. In addition, for 403(b) and 457 contracts only, surrender charges will be waived in the event the ANNUITANT: (1) has terminated employment with the employer that sponsored the contract; and (2) has been in the contract for at least five years (the five year date beginning either November 1, 1991 or the date of the contract, whichever is later); and (3) is at least age 55.

B. SINGLE PREMIUM DEFERRED CONTRACT OR NONRECURRING LUMP SUM PAYMENT TO PERIODIC PREMIUM DEFERRED CONTRACT
For a single premium deferred contract or a nonrecurring lump sum payment made to a periodic premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                                  CONTRACT YEAR in which
                                  surrender/withdrawal occurs
  ----------------------------------------------------------------------------------
                                  1  2 3 4 5 6 7 8+
  Charge as a percent of
    proceeds withdrawn            7% 6 5 4 3 2 1 0

Investment gains attributable to a nonrecurring lump sum payment made to a periodic premium deferred contract will be subject to surrender charges of 8% in years 1-5, 4% in years 6-10, and no charge after the contract has been in force for 10 years.

Lump sum payments may be deposited into a periodic premium deferred contract within 12 months of the effective date of the contract. After the 12-month period, a new contract must be established for a lump sum payment.

For periodic premium deferred contracts under which a nonrecurring lump sum has been received, withdrawals will be made first from any amount subject to the lowest charge until that amount is gone.

Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, surrender charges will also be waived.

C. FLEXIBLE PREMIUM DEFERRED CONTRACT
For a flexible premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                                Completed CONTRACT YEARS
                                between date of PURCHASE
                                PAYMENTS and date of
                                surrender/withdrawal*
----------------------------------------------------------------------------------
                                0  1 2 3 4 5 6 7+
Charge as a percent of total
  PURCHASE PAYMENTS
  surrendered/withdrawn in a
  CONTRACT YEAR                 7% 6 5 4 3 2 1 0

* The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS.

For the first withdrawal of PURCHASE PAYMENTS in each CONTRACT YEAR, up to 15% of PURCHASE PAYMENTS will be free of these charges. In addition, as explained previously, an account charge will be deducted for a surrender on Multi-Fund-Registered Trademark- 2 flexible premium contracts.

Surrender charges will be waived in the event of the death of the ANNUITANT. If between the effective date of the contract and the ANNUITANT'S 65th birthday, the ANNUITANT should become totally and permanently disabled, surrender charges will also be waived.

The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distributions costs when CONTRACTOWNERS surrender or withdraw before distribution costs have been recovered.

ADDITIONAL INFORMATION

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.


The charges associated with surrender/withdrawal are paid to us to compensate us for the cost of distributing the contracts.


The surrender and account charges described previously may be reduced or eliminated for any particular contract. However these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of surrender and account charges applicable to a particular contract will be stated in that contract.


In certain circumstances a holder of an annuity contract issued by Lincoln Life may decide to surrender such a contract and purchase another (second) annuity contract issued by Lincoln Life. In that instance, the surrender charges (if any) applicable to the first annuity contract will be waived and the funds held in the first annuity contract will be transferred to the second annuity contract.



Replacing one annuity contract with another may not be advantageous. Please review and compare the contractual terms and conditions of any potential replacement annuity contract before purchasing.


DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.002% of the daily net asset value, to compensate us for our assumption of certain risks described below. This charge is made up of two parts: (1) our assumption of mortality risks (0.900%) and (2) our assumption of expense risks (0.102%). The level of this charge is guaranteed not to change.


Our assumption of mortality risks guarantees that the ANNUITY PAYOUTS made to our CONTRACTOWNERS will not be affected by annuitants receiving ANNUITY PAYOUTS that live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which, we cannot change, will be insufficient to cover actual administrative costs.


If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

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DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the CONTRACT VALUE when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.5% to 5.0% in those states where the tax is imposed.


DEDUCTION FOR THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (EGMDB)

When the EGMDB becomes effective, we will begin deducting from the VAA an amount, computed daily, which is equal to an annual rate of 0.30% of the daily net asset value. This charge will start at the beginning of the next VALUATION PERIOD. This charge will continue for all future CONTRACT YEARS unless the owner elects to discontinue the EGMDB. If the EGMDB is discontinued, the 0.30% annual charge will stop at the end of the VALUATION PERIOD when the EGMDB is terminated. See The contracts -- Death benefit before the annuity commencement date.

OTHER CHARGES AND DEDUCTIONS

There are deductions from and expenses paid out of the assets of the funds and the series that are described later in this booklet in the Appendix to the funds' Prospectuses and in the Prospectus for the series respectively.

THE CONTRACTS

PURCHASE OF CONTRACTS


If you wish to purchase a contract, you must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative or as directed by your state regulators or our sales representative. See Distribution of the contracts.



Once a completed application and all other information necessary for processing a purchase order are received, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, the PURCHASE PAYMENT will be returned immediately (unless you have authorized us to keep it until the application is complete). Subject to regulatory approvals, we may in the future take up to 35 days to complete an application before returning an initial purchase payment. Current applicants will be notified if we implement this procedure. Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.



WHO CAN INVEST



To apply for a contract, you must be of legal age in a state where the contract may be lawfully sold and also be eligible to participate in the type of contract for which you're applying.



For a periodic premium deferred contract, the ANNUITANT cannot exceed age 74. A non-recurring lump sum payment to a periodic premium deferred contract can be made through the annuitant's 84th birthday.



For a flexible premium deferred contract or a single premium deferred contract, the ANNUITANT cannot exceed age 84.


PURCHASE PAYMENTS


PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum PURCHASE PAYMENT for a single premium deferred contract is $3,000 ($1,000 for IRAs and SEPs). The minimum initial PURCHASE PAYMENT for a flexible premium deferred contract is $3,000 ($1,000 for IRAs and SEPs), and additional PURCHASE PAYMENTS must be at least $100. For a periodic premium deferred contract, the minimum amount of any scheduled PURCHASE PAYMENT is $25, and the scheduled PURCHASE PAYMENTS must total at least $600 per year. PURCHASE PAYMENTS in any one CONTRACT YEAR which exceed twice the amount of PURCHASE PAYMENTS made in the first CONTRACT YEAR may be made only with our permission. PURCHASE PAYMENTS in total may not exceed $2 million for each ANNUITANT. If you stop making PURCHASE PAYMENTS, the contract will remain in force as a paid-up contract as long as the total CONTRACT VALUE is at least $600. Payments may be resumed at any time until the ANNUITY COMMENCEMENT DATE, the maturity date, the surrender of the contract, or payment of any DEATH BENEFIT, whichever comes first.


VALUATION DATE


ACCUMULATION and ANNUITY UNITS will be valued once daily as of the close of trading (currently, normally, 4:00 p.m., New York time) on each day that the NYSE is open for trading (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.


ALLOCATION OF PURCHASE PAYMENTS

PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding fund or series, according to your instructions.

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The minimum amount of any PURCHASE PAYMENT which can be put into any one
SUBACCOUNT is $20 under periodic premium deferred contracts, $1,000 under single premium deferred contracts and $100 under flexible premium deferred contracts. Upon allocation to a SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the PURCHASE PAYMENT is received at the home office if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way shall not be changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds and series.

VALUATION OF ACCUMULATION UNITS

PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

    (1) The total value of the fund or series shares held in the SUBACCOUNT is calculated by multiplying the number of fund or series shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund or series at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund or series if an ex-dividend date occurs during the VALUATION PERIOD; minus

    (2) The liabilities of the SUBACCOUNT at the end of the VALUATION PERIOD; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

    (3) Dividing the result by the number of SUBACCOUNT units outstanding at the beginning of the VALUATION PERIOD.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the VALUATION PERIOD. Because a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of contracts will have different corresponding ACCUMULATION UNIT values on any given day.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the surrender of ACCUMULATION UNITS in one SUBACCOUNT and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values as of the VALUATION DATE immediately following receipt of the transfer request.


For single premium deferred contracts, periodic premium
Multi-Fund-Registered Trademark- 1 contracts and flexible premium Multi-Fund-Registered Trademark- 2 and 3 contracts, transfers between SUBACCOUNTS are restricted to once every 30 days. Transfers cannot be made during the first 30 days after the contract date for flexible premium Multi-Fund-Registered Trademark- 4 and no more than six transfers will be allowed in any Contract Year. We reserve the right to waive any of these restrictions. The minimum amount which may be transferred between SUBACCOUNTS is $500 or the entire amount in the SUBACCOUNT, if less than $500. If the transfer from a SUBACCOUNT would leave you with less than $100 for periodic premium Multi-Fund-Registered Trademark- 1, flexible premium Multi-
Fund-Registered Trademark- 2 and 3 contracts or $500 for flexible premium Multi-Fund-Registered Trademark- 4 contracts, we may transfer the total balance of the SUBACCOUNT. (We have the right to reduce these minimum amounts.)



A transfer may be made by writing to the home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free call. Telephone transfer requests are recorded and written confirmation of all transfer requests will be mailed to the CONTRACTOWNER on the next VALUATION DATE. We will not be liable for following telephone instructions we reasonably believe are genuine. In most instances, a transfer between subaccounts can also be made through the Internet Service Center or Voice Response Unit. In order to prevent unauthorized or fraudulent transfer instructions, we require a CONTRACTOWNER to provide certain identifying information before we will act upon their instructions. We may also assign the CONTRACTOWNER a Personal Identification Number (PIN) or password to serve as identification. Transfers will be processed on the VALUATION DATE that they are received when they are received at the home office before 4:00 P.M. New York time.



For transfers from the Fixed Account of the Contract to the Variable Account, the sum of the percentages of fixed value transferred will be limited to 25% in any 12 month period. We reserve the right to waive any of these restrictions.


When thinking about a transfer of CONTRACT VALUE, you should consider the inherent risk involved. Frequent

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transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

There is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment in one SUBACCOUNT to another SUBACCOUNT or to the fixed side of the contract. Those transfers will be limited to three times per CONTRACT YEAR. HOWEVER, AFTER THE ANNUITY COMMENCEMENT DATE, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

You may designate a BENEFICIARY during the life of the ANNUITANT and change the BENEFICIARY by filing a written request with the home office. Each change of BENEFICIARY revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of BENEFICIARY.

If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the enhanced guaranteed minimum death benefit (EGMDB) is not in effect, a DEATH BENEFIT equal to the CONTRACT VALUE will be paid to your designated BENEFICIARY.

An optional EGMDB is available for nonqualified, Roth IRA and IRA flexible premium deferred annuity contracts, for ANNUITANTS up to age 75. (Please check with your representative for availability to current CONTRACTOWNERS.) The EGMDB will take effect on the VALUATION DATE when the EGMDB election form is approved at our home office, if before 4:00 p.m. New York time. The OWNER may discontinue the EGMDB at any time. If discontinued, the EGMDB will terminate on the VALUATION DATE written notice is received at our home office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next VALUATION DATE. The OWNER may not reelect the EGMDB once it is discontinued. As of the annuity commencement date the EGMDB will be discontinued and the charge for the EGMDB will stop. See Charges and other deductions -- Deduction for the EGMDB.

If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE and the EGMDB is in effect, the DEATH BENEFIT paid to your designated BENEFICIARY will be the greater of:

1. the CONTRACT VALUE at the end of the VALUATION PERIOD when the death claim is approved for payment by LINCOLN LIFE, or

2. the higher of:
    (a) the CONTRACT VALUE at the end of the VALUATION PERIOD when the EGMDB becomes effective and;

    (b) the highest CONTRACT VALUE, at the end of the VALUATION PERIOD, on any contract anniversary date up to and including age 75 following election of the EGMDB;

increased by PURCHASE PAYMENTS and decreased by any withdrawals, annuitizations, and premium taxes incurred after the contract anniversary or EGMDB effective date the highest CONTRACT VALUE occurred.

The CONTRACT VALUE available upon death is the value of the contract at the end of the VALUATION PERIOD during which the death claim is approved for payment by LINCOLN LIFE. The approval of the death claim payment will occur after receipt of: (1) proof, satisfactory to us, of the death of the ANNUITANT; (2) written authorization for payment; and (3) our receipt of all required claim forms fully completed.

The EGMDB may not be elected on or after the ANNUITY COMMENCEMENT DATE.

At any time during a 60-day period the BENEFICIARY may elect to receive payment either in the form of a lump sum settlement or an ANNUITY PAYOUT.


If a lump sum settlement is requested and the amount of the settlement is $10,000 or more, a SecureLine-Registered Trademark- account may be established in the name of the BENEFICIARY for that amount. If the lump sum amount is less than $10,000, it will be sent to the BENEFICIARY. In either event, the proceeds will be disbursed within seven days of receipt of satisfactory claim documentation, as discussed previously, subject to the laws and regulations governing payment of DEATH BENEFITS. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made at that time using SecureLine-Registered Trademark- if the amount is $10,000 or more; if the amount is under $10,000 it will be sent to the BENEFICIARY. This payment may be postponed as permitted by the 1940 Act.


SecureLine-Registered Trademark- is an interest-bearing checking account established in the name of the BENEFICIARY which is administered by State Street Bank and Trust Company of Boston, MA. Once the SecureLine-Registered Trademark-account is established, only the BENEFICIARY can authorize checks to be drawn on the account.


ANNUITY PAYOUTS will be made in accordance with applicable laws and regulations governing payment of DEATH BENEFITS. Death benefits are taxable. See Federal tax matters -- Taxation of death benefits.


Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place on the death of a BENEFICIARY:


1. If any BENEFICIARY dies before the ANNUITANT, the CONTRACTOWNER may elect a new beneficiary. If no new beneficiary election is made, that beneficiary's interest will go to any other beneficiaries named, according to their respective interest. There are no restrictions on the BENEFICIARY'S use of the proceeds; and/or


2. If no BENEFICIARY survives the ANNUITANT, the proceeds will be paid to the CONTRACTOWNER or to his/her estate, as applicable.

JOINT/CONTINGENT OWNERSHIP

If joint owners are named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Only the spouse can be a joint owner on Multi-Fund-Registered Trademark- 4, flexible premium deferred annuity contracts.

A contingent owner may exercise ownership rights in this contract only after the CONTRACTOWNER dies.

DEATH OF CONTRACTOWNER

If the CONTRACTOWNER of a nonqualified contract dies before the ANNUITY COMMENCEMENT DATE, then, in compliance with the tax code, the cash surrender value (CONTRACT VALUE less any applicable charges, fees, and taxes) of the contract will be paid as follows:

1. Upon the death of a NON-ANNUITANT CONTRACTOWNER, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the ANNUITANT named in the contract; and

2. Upon the death of a CONTRACTOWNER, who is also the ANNUITANT, the death will be treated as death of the ANNUITANT and the provisions of this contract regarding death of ANNUITANT will control. If the recipient of the proceeds is the surviving spouse of the CONTRACTOWNER, the contract may be continued in the name of that spouse as the new CONTRACTOWNER.


If you are a non-spouse beneficiary, the tax code requires that any distribution be paid within five years of the death of the CONTRACTOWNER unless the BENEFICIARY begins receiving, within one year of the CONTRACTOWNER's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the BENEFICIARY's life expectancy.


SURRENDERS AND WITHDRAWALS


Before the ANNUITY COMMENCEMENT DATE, we will allow the surrender of the CONTRACT or a withdrawal of the CONTRACT VALUE upon your written request on an approved LINCOLN LIFE Financial Transaction Request Form, subject to the rules below. A surrender/withdrawal after the ANNUITY COMMENCEMENT DATE depends upon the annuity option selected.



The amount available upon surrender/withdrawal is the cash surrender value at the end of the VALUATION PERIOD during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total CONTRACT VALUE. The minimum amount which can be withdrawn is $100. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining CONTRACT VALUE.


There are charges associated with surrender of a contract or withdrawal of CONTRACT VALUE before the ANNUITY COMMENCEMENT DATE. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or
Section 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status,
Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the ANNUITANT attains age (a) 59 1/2 (b) separates from service, (c) dies,
(d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.


LINCOLN LIFE reserves the right to surrender this contract if any withdrawal reduces the total CONTRACT VALUE to a level at which this contract may be surrendered in accordance with applicable law for individual deferred annuities.


DELAY OF PAYMENTS

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.

REINVESTMENT PRIVILEGE


You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.


AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

For the flexible premium deferred annuity Multi-Fund-Registered Trademark- 2 and 3 contracts, the maximum commission which could be paid to dealers is equal to 5.25% on each PURCHASE PAYMENT; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect. For flexible premium deferred annuity Multi-Fund-Registered Trademark- 4 contracts, the maximum commission which could be paid to dealers is equal to 4.50% on each PURCHASE PAYMENT; plus an annual continuing commission up to .40% of the value of the contract PURCHASE PAYMENTS invested for at least 15 months; plus up to 0.10% of the value of PURCHASE PAYMENTS in the VARIABLE ANNUITY ACCOUNT while the EGMDB is in effect.

For the periodic premium deferred annuity contract, the maximum commission which could be paid to dealers is 9% on the total PURCHASE PAYMENTS received during the first CONTRACT YEAR and 5.25% on each PURCHASE PAYMENT in renewal CONTRACT YEARS (or an equivalent schedule).

OWNERSHIP

As CONTRACTOWNER, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of LINCOLN LIFE. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265).

ANNUITY PAYOUTS

When you apply for a contract, you may select any ANNUITY COMMENCEMENT DATE permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for ANNUITY PAYOUTS to start at the date and under the option specified in the plan.)

The contract provides that all or part of the CONTRACT VALUE may be used to purchase an annuity. Optional forms of payout of annuities (annuity options) are available, each of which is payable on a variable basis, a fixed basis or a combination of both. We may choose to make other annuity options available in the future.

You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS

LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF DEATH OCCURS BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and then continues throughout the lifetime of the ANNUITANT. The guaranteed period is selected by the CONTRACTOWNER.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

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
JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and continues during the joint lifetime of the ANNUITANT and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The guaranteed period is selected by the CONTRACTOWNER.


JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a designated joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive.



JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY WITH GUARANTEED PERIOD. This option provides a periodic payout during the joint lifetime of the ANNUITANT and a joint ANNUITANT. When one of the joint ANNUITANTS dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the ANNUITANTS die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the ANNUITANT with the guarantee that upon death a payout will be made of the value of the number of ANNUITY UNITS (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the ANNUITY UNIT value for the date payouts begin, divided by (b) the ANNUITY UNITS represented by each payout to the ANNUITANT multiplied by the number of payouts paid before death. The value of the number of ANNUITY UNITS is computed on the date the death claim is approved for payment by the home office.

GENERAL INFORMATION

Under the options listed above, you may not make withdrawals. Other options may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract and Section 72(s) of the tax code, if applicable. The mortality and expense risk charge will be assessed on all variable ANNUITY PAYOUTS, including options that do not have a life contingency and therefore no mortality risk.

The ANNUITY COMMENCEMENT DATE is usually on or before the ANNUITANT'S 85th birthday; however you may change the ANNUITY COMMENCEMENT DATE, change the annuity option, or change the allocation of the investment among SUBACCOUNTS up to 30 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a BENEFICIARY in a lump sum, the BENEFICIARY may choose any ANNUITY PAYOUT option.

Unless you select another option, the contract automatically provides for a life with a 10 year guaranteed period annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization), except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to your BENEFICIARY as payouts become due.

The contract contains no provision under which an ANNUITANT or a BENEFICIARY may surrender their contract or make a withdrawal and receive a lump-sum settlement once ANNUITY PAYOUTS have begun. See Surrenders and withdrawals. Options are only available to the extent they are consistent with the requirements of
Section 72(s) of the tax code, if applicable.

VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined using:

1. The CONTRACT VALUE on the ANNUITY COMMENCEMENT DATE;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

3. Calculate the value of the ANNUITY UNITS each month thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) and series perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) excceds 5%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 5% annuity payments will decrease. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX MATTERS

INTRODUCTION

The Federal income tax treatment of the CONTRACT is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion DOES NOT include all the Federal income tax rules that may affect you and your contract. This discussion also DOES NOT address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NONQUALIFIED ANNUITIES

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

TAX DEFERRAL ON EARNINGS

The Federal income tax law generally does not tax any increase in your CONTRACT VALUE until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

- An individual must own the contract (or the tax law must treat the contract as owned by an individual).

- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

- Your right to choose particular investments for a contract must be limited.

- The ANNUITY COMMENCEMENT DATE must not occur near the end of the ANNUITANT'S life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the CONTRACT VALUE over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the CONTRACT VALUE over the contract purchase payments. Although WE do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


RESTRICTIONS ON INVESTMENT OPTIONS



Federal income tax law limits your right to choose particular options offered through the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate CONTRACT VALUES among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. WE do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. WE reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


AGE AT WHICH ANNUITY PAYOUTS BEGIN

Federal income tax rules do not expressly identify a particular age by which ANNUITY PAYOUTS must begin. However, those rules do require that an annuity contract provide for amortization, through ANNUITY PAYOUTS, of the contract's PURCHASE PAYMENTS and earnings. If ANNUITY PAYOUTS under the contract begin or are scheduled to begin on a date past the ANNUITANT'S 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the excess of the CONTRACT VALUE over the purchase payments of the contract.

TAX TREATMENT OF PAYMENTS

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your CONTRACT VALUE until there is a distribution from your contract.

TAXATION OF WITHDRAWALS AND SURRENDERS

You will pay tax on withdrawals to the extent your CONTRACT VALUE exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances your purchase payments are reduced by amounts received from your contract that were not included in income.

TAXATION OF ANNUITY PAYOUTS

The tax code imposes tax on a portion of each ANNUITY PAYOUT (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. WE will notify you annually of the taxable amount of your ANNUITY PAYOUT. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your ANNUITY PAYOUTS. If ANNUITY PAYOUTS end because of the ANNUITANT'S death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

TAXATION OF DEATH BENEFITS

WE may distribute amounts from your contract because of the death of a CONTRACTOWNER or an ANNUITANT. The tax treatment of these amounts depends on whether you or the ANNUITANT dies before or after the ANNUITY COMMENCEMENT DATE.

- Death prior to the ANNUITY COMMENCEMENT DATE--

    - If the beneficiary receives DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as annuity payouts.

    - If the beneficiary does not receive DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as a withdrawal.

- Death after the ANNUITY COMMENCEMENT DATE--

    - If death benefits are received in accordance with the existing ANNUITY PAYOUT OPTION, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All ANNUITY PAYOUTS in excess of the purchase payments not previously received are includible in income.

    - If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or ANNUITY PAYOUTS that:

    -  you receive on or after you reach age 59 1/2,

    -  you receive because you became disabled (as defined in the tax law),

    -  a beneficiary receives on or after your death, or

    - you receive as a series of substantially equal periodic payments for your life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an ANNUITY PAYOUT, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an ANNUITY PAYOUT that you must include in income and the amount that might be subject to the penalty tax described above.

LOANS AND ASSIGNMENTS

Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your CONTRACT VALUE, as a withdrawal of such amount or portion.

GIFTING A CONTRACT

If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your CONTRACT VALUE to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in your income.

CHARGES FOR A CONTRACT'S DEATH BENEFIT

Your contract may have an EGMDB, for which you pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the EGMDB charge as a contract withdrawal.

LOSS OF INTEREST DEDUCTION

After June 8, 1997 if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the CONTRACT VALUE. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.


TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS

Currently, we issue contracts in connection with the following types of qualified plans:

    -  Individual Retirement Accounts and Annuities ("Traditional IRAs")


    -  Roth IRAs


    -  Simplified Employee Pensions ("SEPs")

    -  Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

    - Public school system and tax-exempt organization annuity plans ("403(b) plans)

    - Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

    -  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

    - Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

TAX TREATMENT OF QUALIFIED CONTRACTS

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

    - Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made, and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, E.G., the participant's compensation.

    - Under most qualified plans, E.G., 403(b) plans and Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

    - Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.

TAX TREATMENT OF PAYMENTS

Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS

The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, OR ANNUITY PAYOUT:

    -  received on or after the annuitant reaches age 59 1/2,

    - received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

    - received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

    -  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS

In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that WE withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

THE EGMDB AND IRAS

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB from being provided under the contracts when we issue the contracts as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the EGMDB under a contract issued as a Traditional or Roth IRA could result in increased taxes to you.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.

TAX STATUS OF LINCOLN LIFE

Under existing Federal income tax laws, LINCOLN LIFE does not pay tax on investment income and realized capital gains of the VAA. LINCOLN LIFE does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

CHANGES IN THE LAW

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of CONTRACTOWNERS that have interests in any SUBACCOUNTS which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the CONTRACTOWNER has the right to cast will be determined by applying the CONTRACTOWNER'S percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

Shares held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish CONTRACTOWNERS with a voting interest in a SUBACCOUNT with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides LINCOLN LIFE may vote fund shares.

DISTRIBUTION OF THE
CONTRACTS


We are the distributor and principal underwriter of the contracts. They will be sold by registered representatives who have been licensed by state insurance departments. The contracts will also be sold by broker-dealers who generally have been licensed by state insurance departments (or such broker-dealers have made other arrangements to comply with state insurance laws) to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers
(NASD). LINCOLN LIFE will offer contracts in all states where it is licensed to do business.


RETURN PRIVILEGE

Within the free-look period after you first receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed side of a contract, we will return PURCHASE PAYMENTS. With respect to the VAA, except as explained in the following paragraph, we will return the CONTRACT VALUE as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be made. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.

RESTRICTIONS UNDER THE
TEXAS OPTIONAL RETIREMENT
PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a VARIABLE ANNUITY CONTRACT issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2.  Retirement; or

3.  Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, LINCOLN LIFE and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

Lincoln National Flexible Premium Variable Life Accounts D, G and K, segregated investment accounts of ours registered under the 1940 Act, are authorized to invest assets in the following funds and series: Bond, Growth and Income, Managed, Money Market and Special Opportunities (for Account D); Growth and Income and Special Opportunities (for Account G) and all funds and series for Account K. Through the VAA and the Variable Life Accounts we are the sole shareholder in the eleven funds. However, we are not the sole shareholder of series shares in the Delaware Group Premium Fund, Inc. Collectively, the VAA and the Variable Life Accounts may be referred to in this booklet and in the SAI as the VARIABLE ACCOUNTS.

Due to differences in redemption rates, tax treatment or other considerations, the interests of CONTRACTOWNERS under the Variable Life Accounts could conflict with those of CONTRACTOWNERS under the VAA. In those cases where assets from variable life and VARIABLE ANNUITY SEPARATE ACCOUNTS are invested in the same fund or funds or series (i.e., where mixed funding occurs), the Boards of Directors of the funds involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund or series with another investment, that fund or series may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund and for the series fund for more information about mixed funding.

In the future, we may purchase shares in the funds and series for one or more unregistered segregated investment accounts.

ADVERTISEMENTS/SALES LITERATURE

In marketing the VARIABLE ANNUITY CONTRACTS, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the contracts and the underlying funds and series, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular contracts, and the comparative investment performance of the funds and series with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. There is more information about each of these services under Advertising and sales literature in the SAI. Marketing materials may employ illustrations of compound interest and dollar-cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of LINCOLN LIFE, the VAA, the funds, the series and their investment management.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


LEGAL PROCEEDINGS

LINCOLN LIFE is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of LINCOLN LIFE.


LINCOLN LIFE is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR THE VAA

ITEM
--------------------------------------------------
General information and history of Lincoln Life

Special terms

Services

Purchase of securities being offered

Underwriters

ITEM
--------------------------------------------------
Calculation of investment results


Annuity payouts


Determination of accumulation and annuity unit value

Advertising and sales literature/graphics

Financial statements

 .........................................................................

Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account C
(Multi-Fund-Registered Trademark-).

                                 (Please Print)

Name: __________________________  Social Security No.: _________________________

Address: _______________________________________________________________________

City _______________________________  State _______________  Zip _______________

Mail to Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT C (VAA) (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This SAI should be read in conjunction with the Prospectus of the VAA dated
May 1, 2000. You may obtain a copy of the VAA Prospectus on request and without charge. Please write the Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).


TABLE OF CONTENTS


                                          PAGE
----------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                           B-2
----------------------------------------
SPECIAL TERMS                             B-2
----------------------------------------
SERVICES                                  B-2
----------------------------------------
PURCHASE OF SECURITIES BEING OFFERED      B-2
----------------------------------------
UNDERWRITERS                              B-2
----------------------------------------
CALCULATION OF INVESTMENT RESULTS         B-2
----------------------------------------

                                          PAGE
----------------------------------------------
ANNUITY PAYOUTS                           B-5
----------------------------------------
DETERMINATION OF ACCUMULATION AND
ANNUITY UNIT VALUE                        B-6
----------------------------------------
ADVERTISING AND SALES
LITERATURE/GRAPHICS                       B-6
----------------------------------------
FINANCIAL STATEMENTS                      B-9
----------------------------------------


THIS SAI IS NOT A PROSPECTUS.


The date of this SAI is May 1, 2000.

GENERAL INFORMATION
AND HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)

The prior Depositor of the ACCOUNT, Lincoln National Pension Insurance Co., was merged into LINCOLN LIFE, effective January 1, 1989. LINCOLN LIFE, organized in 1905, is an Indiana stock insurance corporation, engaged primarily in insurance and financial services. LINCOLN LIFE is owned by LNC, a publicly held insurance holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. They are italicized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by LINCOLN LIFE. No separate charge against the assets of the VAA is made by LINCOLN LIFE for this service. We have entered into an agreement with Delaware Service Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

PRINCIPAL UNDERWRITER

LINCOLN LIFE is the principal underwriter for the variable annuity contracts.

PURCHASE OF SECURITIES BEING OFFERED

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling LINCOLN LIFE products; through independent insurance brokers; and through certain securities broker/dealers selected by LINCOLN LIFE whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the contract and/or the surrender charges may be waived.

There are exchange privileges between SUBACCOUNTS, and between the VAA and LINCOLN LIFE'S General Account (See The Contracts -- Transfer of accumulation units between SUBACCOUNTS in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

UNDERWRITERS

LINCOLN LIFE has contracted with some broker/dealers, and may contract with others, to sell the variable annuity contracts through certain legally authorized persons and organizations. These dealers are compensated under a standard Compensation Schedule.

LINCOLN LIFE is the principal underwriter for the variable annuity contracts. We may not offer a contract continuously or in every state. LINCOLN LIFE retains no underwriting commissions from the sale of the variable annuity contracts.


CALCULATION OF INVESTMENT RESULTS



MONEY MARKET FUND SUBACCOUNTS:



At times the VAA may advertise the Money Market SUBACCOUNT's yield. The yield refers to the income generated by an investment in the SUBACCOUNT over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week, is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.



The 7-day Money Market yield reported is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1999); then dividing this figure by the account value at the beginning of the period; then annualizing. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gains and losses from the sale of securities. The 7-day Money Market yield as of December 31, 1999 was 3.96% (with EGMDB).



STANDARD INVESTMENT RESULTS:



Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:



                                P(1+T)(n) = ERV



Where:  P = a hypothetical initial PURCHASE PAYMENT of $1,000
        T = average annual total return for the period in question
        N = number of years
        ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 PURCHASE PAYMENT made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)
        The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.



In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.



STANDARD PERFORMANCE DATA AS OF DECEMBER 31, 1999 CONTRACTS WITH EGMDB



                                                         10-YEAR/
SUBACCOUNTS                              1-YEAR  5-YEAR  SINCE INCEPTION  COMMENCED
----------------------------------------------------------------------------------------
Aggressive Growth                         29.28% 18.38%      12.63%*            01/03/94
---------------------------------------
AMT Mid-Cap Growth                        38.45*   N/A         N/A              01/29/99
---------------------------------------
AMT Partners                              -4.27*   N/A         N/A              01/29/99
---------------------------------------
Aspen Worldwide Growth                    40.63*   N/A         N/A              01/29/99
---------------------------------------
Bond                                     -12.21   4.83        5.99              12/21/81
---------------------------------------
Capital Appreciation                      32.03  28.01       23.13*             01/03/94
---------------------------------------
Capital Asset                             21.25*   N/A         N/A              01/29/99
---------------------------------------
DGPF Global Bond                         -12.51   0.71*        N/A              05/01/96
---------------------------------------
DGPF Growth & Income                     -11.95   9.72*        N/A              05/01/96
---------------------------------------
DGPF Trend                                54.77  22.39*        N/A              05/01/96
---------------------------------------
Equity-Income                             -3.55  17.87       15.22*             01/03/94
---------------------------------------
Global Asset Allocation                    1.05  14.12       10.70              08/03/87
---------------------------------------
Growth and Income                          6.68  22.40       15.22              12/21/81
---------------------------------------
IFT Equity 500 Index                       5.19*   N/A         N/A              01/29/99
---------------------------------------
IFT Small Cap Index                        8.10*   N/A         N/A              01/29/99
---------------------------------------
International                              6.37   8.82        7.77*             05/01/91
---------------------------------------
Managed                                   -2.23  14.01       10.37              04/29/83
---------------------------------------
Money Market                              -4.93   2.87        3.50              01/07/82
---------------------------------------
Social Awareness                           4.77  25.87       16.91              05/02/88
---------------------------------------
Special Opportunities                    -13.31  12.57       11.36              12/21/81
---------------------------------------
VIP II Contrafund                          5.24*   N/A         N/A              08/27/99
---------------------------------------
VIP Growth                                 9.23*   N/A         N/A              08/27/99
---------------------------------------
AVP Growth                                  N/A    N/A         N/A              **
---------------------------------------
AVP Technology                              N/A    N/A         N/A              **
---------------------------------------
AFIS Growth                                 N/A    N/A         N/A              **
---------------------------------------
AFIS International                          N/A    N/A         N/A              **
---------------------------------------
DGPF Real Estate (REIT)                     N/A    N/A         N/A              **
---------------------------------------

 * The lifetime of the SUBACCOUNT is less than the complete time period indicated.



** The anticipated SUBACCOUNT commencement date is 05/19/00.



The above table reflects the cost of the Enhanced Guaranteed Minimum Death Benefit rider. If CONTRACTOWNERS had chosen to eliminate the Enhanced Minimum Death Benefit their returns would have been higher.

NONSTANDARDIZED INVESTMENT RESULTS


The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the SUBACCOUNTS were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a SUBACCOUNT at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

NONSTANDARDIZED PERFORMANCE DATA AS OF DECEMBER 31, 1999 CONTRACTS WITH EGMDB



                                                                        10-YEAR/      AS IF
SUBACCOUNTS                              YTD    1-YEAR  3-YEAR  5-YEAR  SINCE INCEPT  COMMENCED
--------------------------------------------------------------------------------------------------
Aggressive Growth                        40.59% 40.59%  16.51%  19.42%     13.47%*        02/03/94
---------------------------------------
AMT Mid-Cap Growth                       51.88  51.88   51.22*    N/A        N/A          11/03/97
---------------------------------------
AMT Partners                              5.97   5.97   12.19   19.45      15.95*         03/22/94
---------------------------------------
Aspen Worldwide Growth                   62.31  62.31   35.55   31.87      28.01*         09/13/93
---------------------------------------
Bond                                     -4.52  -4.52    3.65    5.75       6.07          12/28/81
---------------------------------------
Capital Appreciation                     43.58  43.58   34.20   29.12      24.05*         02/03/94
---------------------------------------
Capital Asset                            34.09  34.09   58.01*    N/A        N/A          10/01/98
---------------------------------------
DGPF Global Bond                         -4.84  -4.84    0.28    3.08*       N/A          05/01/96
---------------------------------------
DGPF Growth & Income                     -4.23  -4.23   10.83   16.92      10.54          07/28/88
---------------------------------------
DGPF Trend                               68.31  68.31   32.18   28.34      23.11*         12/27/93
---------------------------------------
Equity-Income                             4.89   4.89   14.58    18.9      16.08*         02/03/94
---------------------------------------
Global Asset Allocation                   9.89   9.89   13.20   15.11      10.78          08/03/87
---------------------------------------
Growth and Income                        16.02  16.02   21.17   23.47      15.30          12/28/81
---------------------------------------
IFT Equity 500 Index                     18.93  18.93   20.96*    N/A        N/A          10/01/97
---------------------------------------
IFT Small Cap Index                      18.60  18.60    7.85*    N/A        N/A          08/25/97
---------------------------------------
International                            15.68  15.68   11.06    9.77       8.35*         05/01/91
---------------------------------------
Managed                                   6.33   6.33   12.42   15.01      10.45          04/27/83
---------------------------------------
Money Market                              3.39   3.39    3.63    3.77       3.57          01/07/82
---------------------------------------
Social Awareness                         13.94  13.94    22.3   26.97      16.99          05/02/88
---------------------------------------
Special Opportunties                     -5.71  -5.71    7.91   13.55      11.44          12/28/81
---------------------------------------
VIP II Contrafund                        21.24  21.24   23.96   25.73*       N/A          01/03/95
---------------------------------------
VIP Growth                               33.79  33.79   30.86   27.60      18.11          10/09/86
---------------------------------------
AVP Growth                               32.40  32.40   29.03   29.33      28.62*         09/15/94
---------------------------------------
AVP Technology                           73.12  73.12   43.04   33.83*       N/A          01/11/96
---------------------------------------
AFIS Growth                              55.24  55.24   38.47   31.22      19.51          02/08/84
---------------------------------------
AFIS International                       73.70  73.70   30.59   23.39      14.98*         05/01/90
---------------------------------------
DGPF Real Estate (REIT)                  -3.87  -3.87   -8.19*    N/A        N/A          05/01/98
---------------------------------------



* The lifetime of this SUBACCOUNT is less than the complete period indicated.



The above table reflects the cost of the enhanced Guaranteed Minimum Death Benefit (EGMDB) rider.


If CONTRACTOWNERS had chosen to eliminate the Enhanced Guaranteed Minimum Death Benefit (EGMDB) their returns would have been higher.


ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

Variable annuity payouts will be determined on the basis of: (1) the value of the contract on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment performance of the eligible fund(s) selected. In order to determine the amount of variable annuity payouts, LINCOLN LIFE makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the ANNUITANT with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below.


The dollar amount of the first variable ANNUITY PAYOUT is determined by applying the total value of the ACCUMULATION

UNITS credited under the CONTRACT valued as of the ANNUITY COMMENCEMENT DATE (less any premium taxes) to the annuity tables contained in the CONTRACT. The first variable ANNUITY PAYOUT will be paid 14 days after the ANNUITY COMMENCEMENT DATE. This date will become the date on which all future ANNUITY PAYOUTS will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables (modified) for the single premium, periodic premium and flexible premium Multi-Fund-Registered Trademark- 2 and 3 ANNUITY CONTRACTS and the 1983(a) Individual Mortality Table (modified) for flexible premium annuity contract Multi-Fund-Registered Trademark- 4 modified, with an assumed investment return at the rate of 5% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of CONTRACT VALUE under the CONTRACT. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the ANNUITY COMMENCEMENT DATE. The 5% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual Net Investment Rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, annuity payouts will decrease. If the assumed rate of interest were to be increased, ANNUITY PAYOUTS would start at a higher level but would decrease more rapidly or increase more slowly.


LINCOLN LIFE may use sex distinct annuity tables in CONTRACTS that are not associated with employer sponsored plans where not prohibited by law.

At an ANNUITY COMMENCEMENT DATE, the ANNUITANT is credited with ANNUITY UNITS for each SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first payout by the value of an ANNUITY UNIT in each SUBACCOUNT selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying eligible FUNDS. The amount of the second and subsequent annuity payouts is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS in each SUBACCOUNT by the appropriate ANNUITY UNIT value for the VALUATION DATE ending 14 days before the date that payment is due.

The value of each SUBACCOUNT ANNUITY UNIT was set initially at $1.00. The ANNUITY UNIT value for each SUBACCOUNT at the end of any VALUATION DATE is determined by multiplying the SUBACCOUNT ANNUITY UNIT value for the immediately preceding VALUATION DATE by the product of:

a. The net investment factor of the SUBACCOUNT for the VALUATION PERIOD for which the ANNUITY UNIT value is being determined, and

b.  A factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL


LINCOLN LIFE may require proof of age, sex or survival of any payee upon whose age, sex or survival PAYOUTS depend.



DETERMINATION OF
ACCUMULATION AND
ANNUITY UNIT VALUE



A description of the days on which ACCUMULATION and ANNUITY UNITS will be valued is given in the Prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.


Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the VARIABLE ACCOUNT could therefore be significantly affected) on days when the investor has no access to those funds and series.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, LINCOLN LIFE may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S licensed insurance companies, both mutual and stock.

EAFE Index is prepared by MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and VARIABLE ANNUITY CONTRACTS.

STANDARD & POOR'S CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX (S&P 500) -- Broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

STANDARD & POOR'S INDEX (S&P 400) -- Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

NASDAQ-OTC Price Index -- This index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- Price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

INTERNET -- As an electronic communications network may be used to provide information regarding LINCOLN LIFE performance of the SUBACCOUNTS and advertisement literature.

In its advertisements and other sales literature for the VAA and the eligible funds, LINCOLN LIFE intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the variable account over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same SUBACCOUNTS over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those SUBACCOUNTS.

AUTOMATIC WITHDRAWAL SERVICE. A service provided by LINCOLN LIFE, through which a CONTRACTOWNER may take any distribution allowed by code Section 401(a)(9) in the case of qualified contracts, or permitted under CODE Section 72 in the case of nonqualified contracts, by way of an automatically generated payment.

EARNINGS SWEEP. A service provided by LINCOLN LIFE which allows a client to designate one of the variable SUBACCOUNTS or the fixed side as a holding account, and to transfer earnings from that side to any other variable SUBACCOUNT. The CONTRACTOWNER chooses a specific fund as the holding account. At specific intervals, account value in the holding account fund that exceeds a certain designated baseline amount is automatically transferred to another specified fund(s). The minimum account value required for the Earnings Sweep feature is $10,000.


LINCOLN FINANCIAL GROUP. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $103 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.



LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the funds and series may refer to the number of employers and the number of individual annuity clients which LINCOLN LIFE serves. As of the date of this SAI, LINCOLN LIFE was serving over 15,000 organizations and more than 1.5 million individual clients.



LINCOLN LIFE'S ASSETS, SIZE. LINCOLN LIFE may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at year-end 1999, LINCOLN LIFE had statutory admitted assets of over $79 billion.



Sales literature may reference the Multi-Fund-Registered Trademark- newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Multi-Fund-Registered Trademark- annuity.


Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

The graphs below compare accumulations attributable to contributions to conventional savings vehicles such as savings accounts at a bank or credit union, nonqualified contracts purchased with after tax contributions, and qualified contracts purchased with pre-tax contributions under tax-favored retirement programs.

THE POWER OF TAX DEFERRED GROWTH

The hypothetical chart below compares the results of contributing $1,200 per year ($100 per month) during the time periods illustrated. Each graph assumes a 28% tax rate and an 8% fixed rate of return (before fees

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          CONVENTIONAL    NONQUALIFIED     TAX DEFERRED
            SAVINGS     ANNUITY CONTRACTS    ANNUITY
                        WITH TAX DEFERRED   RETIREMENT
                             GROWTH          PROGRAM
10 YEARS       $16,049            $18,013       $25,017
15 YEARS       $28,143            $33,761       $46,890
20 YEARS       $44,145            $56,900       $79,028
10 YEARS                          $16,193       $17,012
15 YEARS                          $29,340       $33,761
20 YEARS                          $47,688       $56,900

and charges). For tax deferred annuities (TDA), the results are based on contributing $1,666.66 ($138.88 per month) during the time periods illustrated. The additional $38.88 per month is the amount of federal taxes paid by those contributing to the conventional savings accounts or nonqualified contracts. In this example, it has been invested by the contributors to the qualified contracts. The deduction of fees and charges is also indicated in the graph. The dotted lines represent the amount remaining after deducting any taxes due and all fees (including SURRENDER CHARGES). See Charges and other deductions in the Prospectus for discussion of charges. Additionally, a 10% tax penalty (not included here) may apply to withdrawals before age 59 1/2.

The contributions and interest earnings on conventional savings accounts are usually taxed currently. For nonqualified contracts contributions are usually taxed currently, while earnings are not usually subject to income tax until withdrawn. However, contributions to and earnings on qualified plans are ordinarily not subject to income tax until withdrawn. Therefore, having greater amounts re-invested in a qualified or nonqualified plan increases the accumulation power of savings over time.

As you can see, a tax deferred plan can provide a much higher account value over a long period of time. Therefore, tax deferral is an important component of a retirement plan or other long-term financial goals. (The above chart is for illustrative purposes and should not be construed as representative of actual results, which may be more or less).

TAX BENEFITS TODAY

When you put a portion of your salary in a tax deferred retirement plan, your contributions don't appear as taxable income on your W-2 form at the end of the calendar year. So while you are contributing, you can reduce your taxes and increase your income after savings and taxes, as compared to saving the same amount in a plan that is not tax-deferred.

Here's an example: Let's assume you are single, your taxable income is $50,000, and you are in the 28% tax bracket.

                           TRADITIONAL    SAVINGS OF
                           SAVINGS PLAN   PRE-TAX DOLLARS
---------------------------------------------------------
Your income                  $50,000          $50,000
Tax-deferred savings             -0-            2,400
Taxable income                50,000           47,600
*Estimated federal income
  taxes                       10,481            9,809
Income after taxes            39,519           37,791
After-tax savings              2,400              -0-
Remaining income after
  savings and taxes           37,119           37,791

With a tax-deferred plan, you have $672 more spendable income each year because you are paying less taxes currently.

*The above chart assumes a 28% marginal federal tax rate on conventional contributions. TDA contributions are generally taxed as ordinary income when withdrawn. Federal tax penalties generally apply to distributions before age 59 1/2. For illustrative purposes only.

FINANCIAL STATEMENTS

Financial statements of the VAA and the statutory-basis financial statements of LINCOLN LIFE appear on the following pages.

                                         THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1999



                                                         LINCOLN NATIONAL                    LINCOLN NATIONAL
                                                         AGGRESSIVE        LINCOLN NATIONAL  CAPITAL
                                                         GROWTH            BOND              APPRECIATION
                                         COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 - Investments at Market - Affiliated
   (cost $8,663,921,685)                 $13,084,273,208 $   391,899,766   $   299,941,713   $  1,840,135,585
---------------------------------------
 - Investments at Market - Unaffiliated
   (cost $272,049,768)                      320,760,186               --                --                 --
---------------------------------------  --------------  ----------------  ----------------  ----------------
---------------------------------------
TOTAL ASSETS                             13,405,033,394      391,899,766       299,941,713      1,840,135,585
---------------------------------------
 - Liability - Payable to The Lincoln
   National Life Insurance Company              368,100           10,640             8,299             50,555
---------------------------------------  --------------  ----------------  ----------------  ----------------
---------------------------------------
NET ASSETS                               $13,404,665,294 $   391,889,126   $   299,933,414   $  1,840,085,030
---------------------------------------  ==============  ================  ================  ================
---------------------------------------
PERCENTAGE OF NET ASSETS                         100.00%            2.92%             2.24%             13.73%
---------------------------------------  ==============  ================  ================  ================
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multifund without GMDB Rider
  - Units in accumulation period                             175,375,232        61,153,697        486,392,137
---------------------------------------
  - Annuity reserves units                                       330,037           160,260          1,553,958
---------------------------------------
  - Unit value                                           $          2.21   $          4.81   $           3.71
                                                         ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period                             387,458,903       294,262,077      1,802,604,486
---------------------------------------
  - Annuity reserves                                             729,155           771,148          5,759,079
---------------------------------------
Multifund with GMDB Rider
  - Units in accumulation period                               1,657,816         1,022,335          8,524,638
---------------------------------------
  - Unit value                                           $          2.19   $          4.78   $           3.68
                                                         ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period                               3,635,002         4,882,266         31,355,023
---------------------------------------
eAnnuity
  - Units in accumulation period                                  29,720             3,701             98,271
---------------------------------------
  - Annuity reserves units                                            --                --                 --
---------------------------------------
  - Unit value                                           $          2.22   $          4.84   $           3.73
                                                         ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period                                  66,066            17,923            366,442
---------------------------------------
  - Annuity reserves                                                  --                --                 --
                                                         ----------------  ----------------  ----------------
---------------------------------------
NET ASSETS                                               $   391,889,126   $   299,933,414   $  1,840,085,030
                                                         ================  ================  ================
---------------------------------------



                                         LINCOLN NATIONAL  LINCOLN NATIONAL  LINCOLN NATIONAL  AMERICAN
                                         MONEY             SOCIAL            SPECIAL           CENTURY
                                         MARKET            AWARENESS         OPPORTUNITIES     VP INTERNATIONAL
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 - Investments at Market - Affiliated
   (cost $8,663,921,685)                 $   178,274,136   $ 1,868,238,589   $   627,247,954   $             --
---------------------------------------
 - Investments at Market - Unaffiliated
   (cost $272,049,768)                                --                --                --              3,613
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
TOTAL ASSETS                                 178,274,136     1,868,238,589       627,247,954              3,613
---------------------------------------
 - Liability - Payable to The Lincoln
   National Life Insurance Company                 4,937            51,386            17,139
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
NET ASSETS                               $   178,269,199   $ 1,868,187,203   $   627,230,815   $          3,613
---------------------------------------  ================  ================  ================  ================
---------------------------------------
PERCENTAGE OF NET ASSETS                            1.33%            13.93%             4.68%              0.00%
---------------------------------------  ================  ================  ================  ================
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multifund without GMDB Rider
  - Units in accumulation period              66,318,967       272,682,501        75,094,275                 --
---------------------------------------
  - Annuity reserves units                        85,154           879,570           143,255                 --
---------------------------------------
  - Unit value                           $          2.61   $          6.71   $          8.25                 --
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period             173,091,643     1,830,926,133       619,340,778                 --
---------------------------------------
  - Annuity reserves                             222,250         5,905,868         1,181,500                 --
---------------------------------------
Multifund with GMDB Rider
  - Units in accumulation period               1,836,508         4,696,813           818,870                 --
---------------------------------------
  - Unit value                           $          2.59   $          6.66   $          8.19                 --
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period               4,757,090        31,298,463         6,702,697                 --
---------------------------------------
eAnnuity
  - Units in accumulation period                  75,481             8,398               704              2,329
---------------------------------------
  - Annuity reserves units                            --                --                --                 --
---------------------------------------
  - Unit value                           $          2.63   $          6.76   $          8.30   $           1.55
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period                 198,216            56,739             5,840              3,613
---------------------------------------
  - Annuity reserves                                  --                --                --                 --
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
NET ASSETS                               $   178,269,199   $ 1,868,187,203   $   627,230,815   $          3,613
---------------------------------------  ================  ================  ================  ================
---------------------------------------



See accompanying notes.

                                                       DELAWARE      DELAWARE     LINCOLN NATIONAL  LINCOLN NATIONAL
                                         DELAWARE      GROWTH        GLOBAL       EQUITY-           GLOBAL ASSET
                                         TREND         AND INCOME    BOND         INCOME            ALLOCATION
                                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 - Investments at Market - Affiliated
   (cost $8,663,921,685)                 $325,657,104  $117,748,834  $14,380,526  $   956,997,134   $   480,902,873
---------------------------------------
 - Investments at Market - Unaffiliated
   (cost $272,049,768)                             --            --           --               --                --
---------------------------------------  ------------  ------------  -----------  ----------------  ----------------
---------------------------------------
TOTAL ASSETS                              325,657,104   117,748,834   14,380,526      956,997,134       480,902,873
---------------------------------------
 - Liability - Payable to The Lincoln
   National Life Insurance Company              8,790         3,255          399           26,231            13,207
---------------------------------------  ------------  ------------  -----------  ----------------  ----------------
---------------------------------------
NET ASSETS                               $325,648,314  $117,745,579  $14,380,127  $   956,970,903   $   480,889,666
---------------------------------------  ============  ============  ===========  ================  ================
---------------------------------------
PERCENTAGE OF NET ASSETS                         2.43%         0.88%        0.11%            7.14%             3.59%
---------------------------------------  ============  ============  ===========  ================  ================
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multifund without GMDB Rider
  - Units in accumulation period          138,130,035    72,068,626   12,254,866      371,756,833       140,172,654
---------------------------------------
  - Annuity reserves units                    151,852       712,597       66,439        1,624,078           860,132
---------------------------------------
  - Unit value                           $       2.31  $       1.55  $      1.13  $          2.52   $          3.37
                                         ------------  ------------  -----------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period          319,057,588   111,489,353   13,847,956      938,303,117       472,214,876
---------------------------------------
  - Annuity reserves                          350,753     1,102,380       75,075        4,099,123         2,897,621
---------------------------------------
Multifund with GMDB Rider
  - Units in accumulation period            2,693,313     3,351,154      405,781        5,811,748         1,696,586
---------------------------------------
  - Unit value                           $       2.29  $       1.54  $      1.12  $          2.50   $          3.34
                                         ------------  ------------  -----------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period            6,175,116     5,145,087      455,071       14,558,081         5,672,387
---------------------------------------
eAnnuity
  - Units in accumulation period               27,917         5,628        1,781            4,167             1,338
---------------------------------------
  - Annuity reserves units                         --            --           --               --            29,576
---------------------------------------
  - Unit value                           $       2.32  $       1.56  $      1.14  $          2.54   $          3.39
                                         ------------  ------------  -----------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period               64,857         8,759        2,025           10,582             4,535
---------------------------------------
  - Annuity reserves                               --            --           --               --           100,247
                                         ------------  ------------  -----------  ----------------  ----------------
---------------------------------------
NET ASSETS                               $325,648,314  $117,745,579  $14,380,127  $   956,970,903   $   480,889,666
                                         ============  ============  ===========  ================  ================
---------------------------------------

                                         LINCOLN NATIONAL
                                         GROWTH AND        LINCOLN NATIONAL  LINCOLN NATIONAL
                                         INCOME            INTERNATIONAL     MANAGED
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------------------------------
ASSETS:
 - Investments at Market - Affiliated
   (cost $8,663,921,685)                 $ 4,555,742,279   $   515,801,508   $    911,303,158
---------------------------------------
 - Investments at Market - Unaffiliated
   (cost $272,049,768)                                --                --                 --
---------------------------------------  ----------------  ----------------  ----------------
---------------------------------------
TOTAL ASSETS                               4,555,742,279       515,801,508        911,303,158
---------------------------------------
 - Liability - Payable to The Lincoln
   National Life Insurance Company               125,262            14,178             25,070
---------------------------------------  ----------------  ----------------  ----------------
---------------------------------------
NET ASSETS                               $ 4,555,617,017   $   515,787,330   $    911,278,088
---------------------------------------  ================  ================  ================
---------------------------------------
PERCENTAGE OF NET ASSETS                           33.98%             3.85%              6.80%
---------------------------------------  ================  ================  ================
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multifund without GMDB Rider
  - Units in accumulation period             333,803,071       247,685,485        160,214,813
---------------------------------------
  - Annuity reserves units                     4,204,627           464,213            570,359
---------------------------------------
  - Unit value                           $         13.38   $          2.06   $           5.61
                                         ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period           4,466,001,825       509,530,537        898,850,367
---------------------------------------
  - Annuity reserves                          56,254,343           954,965          3,199,874
---------------------------------------
Multifund with GMDB Rider
  - Units in accumulation period               2,509,728         2,589,188          1,652,446
---------------------------------------
  - Unit value                           $         13.28   $          2.04   $           5.57
                                         ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period              33,323,736         5,286,276          9,200,663
---------------------------------------
eAnnuity
  - Units in accumulation period                   2,758             7,514              4,816
---------------------------------------
  - Annuity reserves units                            --                --                 --
---------------------------------------
  - Unit value                           $         13.46   $          2.07   $           5.64
                                         ----------------  ----------------  ----------------
---------------------------------------
  - Value in accumulation period                  37,113            15,552             27,184
---------------------------------------
  - Annuity reserves                                  --                --                 --
                                         ----------------  ----------------  ----------------
---------------------------------------
NET ASSETS                               $ 4,555,617,017   $   515,787,330   $    911,278,088
                                         ================  ================  ================
---------------------------------------


                                                          BT               BT
                                         DELAWARE         EQUITY 500       SMALL CAP       BARON            FIDELITY VIP
                                         SMALL CAP VALUE  INDEX            INDEX           CAPITAL ASSET    GROWTH
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 - Investments at Market - Affiliated
   (cost $8,663,921,685)                 $  2,049         $            --  $           --  $            --  $            --
---------------------------------------
 - Investments at Market - Unaffiliated
   (cost $272,049,768)                         --              52,900,929       4,102,164        9,553,520       55,157,100
---------------------------------------  ---------------  ---------------  --------------  ---------------  ---------------
---------------------------------------
TOTAL ASSETS                                2,049              52,900,929       4,102,164        9,553,520       55,157,100
---------------------------------------
 - Liability - Payable to The Lincoln
   National Life Insurance Company                                  1,447             108              266            1,520
---------------------------------------  ---------------  ---------------  --------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $  2,049         $    52,899,482  $    4,102,056  $     9,553,254  $    55,155,580
---------------------------------------  ===============  ===============  ==============  ===============  ===============
---------------------------------------
PERCENTAGE OF NET ASSETS                     0.00%                   0.39%           0.03%            0.07%            0.41%
---------------------------------------  ===============  ===============  ==============  ===============  ===============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multifund without GMDB Rider
  - Units in accumulation period               --              46,984,052       3,065,895        7,228,569       44,655,728
---------------------------------------
  - Annuity reserves units                     --                 151,082          27,063                0          107,432
---------------------------------------
  - Unit value                                 --         $          1.09  $         1.16  $          1.21  $          1.19
---------------------------------------  ---------------  ---------------  --------------  ---------------  ---------------
---------------------------------------
  - Value in accumulation period               --              51,176,298       3,568,586        8,720,950       53,085,113
---------------------------------------
  - Annuity reserves                           --                 164,563          31,500               --          127,711
---------------------------------------
Multifund with GMDB Rider
  - Units in accumulation period               --               1,319,893         141,266          658,684        1,635,955
---------------------------------------
  - Unit value                                 --         $          1.09  $         1.16  $          1.21  $          1.19
---------------------------------------  ---------------  ---------------  --------------  ---------------  ---------------
---------------------------------------
  - Value in accumulation period               --               1,436,290         164,256          793,850        1,942,756
---------------------------------------
eAnnuity
  - Units in accumulation period            2,080                  15,090         154,689           28,950               --
---------------------------------------
  - Annuity reserves units                     --                  91,113         130,559               --               --
---------------------------------------
  - Unit value                           $   0.98         $          1.15  $         1.18  $          1.33               --
---------------------------------------  ---------------  ---------------  --------------  ---------------  ---------------
---------------------------------------
  - Value in accumulation period            2,049                  17,383         183,150           38,454               --
---------------------------------------
  - Annuity reserves                           --                 104,948         154,564               --               --
---------------------------------------  ---------------  ---------------  --------------  ---------------  ---------------
---------------------------------------
NET ASSETS                               $  2,049         $    52,899,482  $    4,102,056  $     9,553,254  $    55,155,580
---------------------------------------  ===============  ===============  ==============  ===============  ===============
---------------------------------------

                                                          JANUS ASPEN                 AMT
                                         FIDELITY VIP II  WORLDWIDE      AMT          MID-CAP
                                         CONTRAFUND       GROWTH         PARTNERS     GROWTH
                                         SUBACCOUNT       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
---------------------------------------
ASSETS:
 - Investments at Market - Affiliated
   (cost $8,663,921,685)                 $           --   $          --  $        --  $         --
---------------------------------------
 - Investments at Market - Unaffiliated
   (cost $272,049,768)                       26,189,792     146,931,530    3,128,730    22,792,808
---------------------------------------  ---------------  -------------  -----------  ------------
---------------------------------------
TOTAL ASSETS                                 26,189,792     146,931,530    3,128,730    22,792,808
---------------------------------------
 - Liability - Payable to The Lincoln
   National Life Insurance Company                  725           3,984           89           613
---------------------------------------  ---------------  -------------  -----------  ------------
---------------------------------------
NET ASSETS                               $   26,189,067   $ 146,927,546  $ 3,128,641  $ 22,792,195
---------------------------------------  ===============  =============  ===========  ============
---------------------------------------
PERCENTAGE OF NET ASSETS                           0.20%           1.10%        0.02%         0.17%
---------------------------------------  ===============  =============  ===========  ============
---------------------------------------
NET ASSETS ARE REPRESENTED BY:
Multifund without GMDB Rider
  - Units in accumulation period             21,303,355      99,942,030    2,629,473    15,335,744
---------------------------------------
  - Annuity reserves units                       89,289         214,122       12,084             0
---------------------------------------
  - Unit value                           $         1.15   $        1.44  $      1.01  $       1.46
---------------------------------------  ---------------  -------------  -----------  ------------
---------------------------------------
  - Value in accumulation period             24,399,100     143,507,545    2,659,658    22,453,334
---------------------------------------
  - Annuity reserves                            102,264         307,460       12,222            --
---------------------------------------
Multifund with GMDB Rider
  - Units in accumulation period              1,475,097       1,912,083      448,914       216,008
---------------------------------------
  - Unit value                           $         1.14   $        1.43  $      1.01  $       1.46
---------------------------------------  ---------------  -------------  -----------  ------------
---------------------------------------
  - Value in accumulation period              1,687,703       2,742,730      453,596       315,934
---------------------------------------
eAnnuity
  - Units in accumulation period                     --         240,176        3,020        15,122
---------------------------------------
  - Annuity reserves units                           --              --           --            --
---------------------------------------
  - Unit value                                       --   $        1.54  $      1.05  $       1.52
---------------------------------------  ---------------  -------------  -----------  ------------
---------------------------------------
  - Value in accumulation period                     --         369,811        3,165        22,927
---------------------------------------
  - Annuity reserves                                 --              --           --            --
---------------------------------------  ---------------  -------------  -----------  ------------
---------------------------------------
NET ASSETS                               $   26,189,067   $ 146,927,546  $ 3,128,641  $ 22,792,195
---------------------------------------  ===============  =============  ===========  ============
---------------------------------------



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999



                                                        LINCOLN NATIONAL                    LINCOLN NATIONAL
                                                        AGGRESSIVE        LINCOLN NATIONAL  CAPITAL
                                                        GROWTH            BOND              APPRECIATION
                                         COMBINED       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 - Dividends from investment income      $ 158,354,665  $        28,785   $   21,956,116    $             --
---------------------------------------
 - Dividends from net realized gains on
   investments                             550,190,641               --               --           7,140,107
---------------------------------------
 - Mortality and expense guarantees:
Multifund without GMDB Rider              (119,875,865)      (3,044,251)      (3,297,140)        (11,989,055)
---------------------------------------
Multifund with GMDB Rider                   (1,929,152)         (37,081)         (73,092)           (258,335)
---------------------------------------
eAnnuity                                        (6,278)             (96)             (73)               (985)
---------------------------------------  -------------  ----------------  ----------------  ----------------
---------------------------------------
NET INVESTMENT INCOME (LOSS)               586,734,011       (3,052,643)      18,585,811          (5,108,268)
---------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments:
 - Net realized gain (loss) on
   investments                             324,489,276        5,423,560          498,828           1,715,312
---------------------------------------
 - Net change in unrealized
   appreciation or depreciation on
   investments                             905,837,058      111,770,714      (33,717,275)        492,291,917
---------------------------------------  -------------  ----------------  ----------------  ----------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                        1,230,326,334      117,194,274      (33,218,447)        494,007,229
---------------------------------------  -------------  ----------------  ----------------  ----------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $1,817,060,345 $   114,141,631   $  (14,632,636)   $    488,898,961
---------------------------------------  =============  ================  ================  ================
---------------------------------------



                                         LINCOLN NATIONAL  LINCOLN NATIONAL  LINCOLN NATIONAL  AMERICAN
                                         MONEY             SOCIAL            SPECIAL           CENTURY
                                         MARKET            AWARENESS         OPPORTUNITIES     VP INTERNATIONAL
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 - Dividends from investment income      $  7,045,729      $    12,864,130   $     8,511,316   $             --
---------------------------------------
 - Dividends from net realized gains on
   investments                                     --           73,867,336        81,519,258                 --
---------------------------------------
 - Mortality and expense guarantees:
Multifund without GMDB Rider               (1,483,713)         (17,827,206)       (7,212,380)                --
---------------------------------------
Multifund with GMDB Rider                     (38,170)            (414,938)          (94,828)                --
---------------------------------------
eAnnuity                                       (1,414)                (339)              (25)               (11)
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                5,522,432           68,488,983        82,723,341                (11)
---------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments:
 - Net realized gain (loss) on
   investments                                     --           85,211,142        26,077,310                 --
---------------------------------------
 - Net change in unrealized
   appreciation or depreciation on
   investments                                     --           86,292,911      (155,496,460)             1,230
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                  --          171,504,053      (129,419,150)             1,230
---------------------------------------  ----------------  ----------------  ----------------  ----------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $  5,522,432      $   239,993,036   $   (46,695,809)  $          1,219
---------------------------------------  ================  ================  ================  ================
---------------------------------------



See accompanying notes.

                                                        DELAWARE       DELAWARE      LINCOLN NATIONAL  LINCOLN NATIONAL
                                         DELAWARE       GROWTH         GLOBAL        EQUITY-           GLOBAL ASSET
                                         TREND          AND INCOME     BOND          INCOME            ALLOCATION
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 - Dividends from investment income      $       9,249  $   2,775,895  $    775,728  $   7,657,878     $   7,939,089
---------------------------------------
 - Dividends from net realized gains on
   investments                                      --     11,760,427        92,847     39,187,617        13,076,502
---------------------------------------
 - Mortality and expense guarantees:
Multifund without GMDB Rider                (1,440,489)    (1,376,835)     (150,399)    (9,780,222)       (4,732,441)
---------------------------------------
Multifund with GMDB Rider                      (38,913)       (88,259)       (6,237)      (206,017)          (76,982)
---------------------------------------
eAnnuity                                          (130)           (43)          (11)           (34)             (518)
---------------------------------------  -------------  -------------  ------------  ----------------  ----------------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                (1,470,283)    13,071,185       711,928     36,859,222        16,205,650
---------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments:
 - Net realized gain (loss) on
   investments                               1,068,429        166,488       (96,041)    26,424,234        11,688,807
---------------------------------------
 - Net change in unrealized
   appreciation or depreciation on
   investments                             102,528,148    (18,455,277)   (1,337,031)   (16,625,475)       18,169,135
---------------------------------------  -------------  -------------  ------------  ----------------  ----------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                          103,596,577    (18,288,789)   (1,433,072)     9,798,759        29,857,942
---------------------------------------  -------------  -------------  ------------  ----------------  ----------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $ 102,126,294  $  (5,217,604) $   (721,144) $  46,657,981     $  46,063,592
---------------------------------------  =============  =============  ============  ================  ================
---------------------------------------

                                         LINCOLN NATIONAL
                                         GROWTH AND        LINCOLN NATIONAL  LINCOLN NATIONAL
                                         INCOME            INTERNATIONAL     MANAGED
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------------------------------
Net Investment Income (Loss):
 - Dividends from investment income      $    44,283,310   $  17,391,602     $     26,746,892
---------------------------------------
 - Dividends from net realized gains on
   investments                               171,825,386     107,582,975           43,870,798
---------------------------------------
 - Mortality and expense guarantees:
Multifund without GMDB Rider                 (42,911,795)     (5,030,733)          (9,165,136)
---------------------------------------
Multifund with GMDB Rider                       (388,236)        (62,418)            (126,280)
---------------------------------------
eAnnuity                                             (94)            (58)                 (59)
---------------------------------------  ----------------  ----------------  ----------------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                 172,808,571     119,881,368           61,326,215
---------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments:
 - Net realized gain (loss) on
   investments                               132,079,312       9,385,470           24,756,791
---------------------------------------
 - Net change in unrealized
   appreciation or depreciation on
   investments                               353,017,078     (54,003,384)         (27,308,300)
---------------------------------------  ----------------  ----------------  ----------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                            485,096,390     (44,617,914)          (2,551,509)
---------------------------------------  ----------------  ----------------  ----------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $   657,904,961   $  75,263,454     $     58,774,706
---------------------------------------  ================  ================  ================
---------------------------------------


                                                          BT               BT
                                         DELAWARE         EQUITY 500       SMALL CAP   BARON          FIDELITY VIP  FIDELITY VIP II
                                         SMALL CAP VALUE  INDEX            INDEX       CAPITAL ASSET  GROWTH        CONTRAFUND
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 - Dividends from investment income      $   26           $       329,405  $  39,076   $         14   $        --   $          --
---------------------------------------
 - Dividends from net realized gains on
   investments                               10                   154,904    111,864            523            --              --
---------------------------------------
 - Mortality and expense guarantees:
Multifund without GMDB Rider                 --                   (94,411)    (5,689)       (13,819)      (75,334)        (37,716)
---------------------------------------
Multifund with GMDB Rider                    --                    (2,642)      (267)        (2,491)       (3,816)         (3,781)
---------------------------------------
eAnnuity                                    (10)                     (370)    (1,000)          (116)           --              --
---------------------------------------  ---------------  ---------------  ----------  -------------  ------------  ---------------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                 26                   386,886    143,984        (15,889)      (79,150)        (41,497)
---------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments:
 - Net realized gain (loss) on
   investments                               --                     3,155      5,374          7,131           344             130
---------------------------------------
 - Net change in unrealized
   appreciation or depreciation on
   investments                              (61)                4,076,999    350,000      1,440,979     6,950,425       2,861,396
---------------------------------------  ---------------  ---------------  ----------  -------------  ------------  ---------------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                           (61)                4,080,154    355,374      1,448,110     6,950,769       2,861,526
---------------------------------------  ---------------  ---------------  ----------  -------------  ------------  ---------------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $  (35)          $     4,467,040  $ 499,358   $  1,432,221   $ 6,871,619   $   2,820,029
---------------------------------------  ===============  ===============  ==========  =============  ============  ===============
---------------------------------------

                                         JANUS ASPEN                AMT
                                         WORLDWIDE      AMT         MID-CAP
                                         GROWTH         PARTNERS    GROWTH
                                         SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------
Net Investment Income (Loss):
 - Dividends from investment income      $         402  $      23   $       --
---------------------------------------
 - Dividends from net realized gains on
   investments                                      --         40           47
---------------------------------------
 - Mortality and expense guarantees:
Multifund without GMDB Rider                  (177,319)    (5,112)     (24,670)
---------------------------------------
Multifund with GMDB Rider                       (4,092)    (1,804)        (473)
---------------------------------------
eAnnuity                                          (836)       (12)         (44)
---------------------------------------  -------------  ----------  ----------
---------------------------------------
NET INVESTMENT INCOME (LOSS)                  (181,845)    (6,865)     (25,140)
---------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments:
 - Net realized gain (loss) on
   investments                                   9,846     35,446       28,208
---------------------------------------
 - Net change in unrealized
   appreciation or depreciation on
   investments                              28,562,462    175,774    4,291,153
---------------------------------------  -------------  ----------  ----------
---------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                           28,572,308    211,220    4,319,361
---------------------------------------  -------------  ----------  ----------
---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $  28,390,463  $ 204,355   $4,294,221
---------------------------------------  =============  ==========  ==========
---------------------------------------



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1998 AND 1999



                                                LINCOLN NATIONAL                    LINCOLN NATIONAL
                                                AGGRESSIVE        LINCOLN NATIONAL  CAPITAL
                                                GROWTH            BOND              APPRECIATION
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 1998      $9,426,807,141  $   336,529,141   $   278,721,201   $    442,449,775
------------------------------
Changes From Operations:
  - Net investment income          744,104,140       41,935,398        28,916,577         42,397,629
------------------------------
  - Net realized gain (loss)
   on investments                  120,104,936        1,928,124         1,075,607          1,916,291
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments     613,207,528      (69,642,626)       (4,990,556)       139,176,089
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                    1,477,416,604      (25,779,104)       25,001,628        183,490,009
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases           3,097,926,661      105,566,490       173,651,601        239,073,049
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                     (2,472,732,748)     (92,755,811)     (118,474,365)      (118,928,687)
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
                                   625,193,913       12,810,679        55,177,236        120,144,362
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts         12,803,225          350,018           295,541          1,011,628
------------------------------
  - Annuity Payments                (6,362,862)        (111,570)          (66,581)          (215,049)
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                          (49,352)             (74)            1,828             (3,187)
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
                                     6,391,011          238,374           230,788            793,392
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    631,584,924       13,049,053        55,408,024        120,937,754
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS     2,109,001,528      (12,730,051)       80,409,652        304,427,763
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                         11,535,808,669      323,799,090       359,130,853        746,877,538
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                          586,734,011       (3,052,643)       18,585,811         (5,108,268)
------------------------------
  - Net realized gain (loss)
   on investments                  324,489,276        5,423,560           498,828          1,715,312
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments     905,837,058      111,770,714       (33,717,275)       492,291,917
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                    1,817,060,345      114,141,631       (14,632,636)       488,898,961
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases           4,031,602,338       79,369,638       103,853,425      1,006,577,563
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                     (3,984,899,955)    (125,302,224)     (148,509,116)      (404,300,360)
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
                                    46,702,383      (45,932,586)      (44,655,691)       602,277,203
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts         13,695,335            5,211           180,951          2,609,328
------------------------------
  - Annuity Payments                (8,452,725)        (124,675)          (91,107)          (567,970)
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                         (148,713)             455             1,044            (10,030)
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
                                     5,093,897         (119,009)           90,888          2,031,328
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     51,796,280      (46,051,595)      (44,564,803)       604,308,531
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                    1,868,856,625       68,090,036       (59,197,439)     1,093,207,492
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                         $13,404,665,294 $   391,889,126   $   299,933,414   $  1,840,085,030
------------------------------  ==============  ================  ================  ================
------------------------------



See accompanying notes.

                                             DELAWARE      DELAWARE     LINCOLN NATIONAL  LINCOLN NATIONAL  LINCOLN NATIONAL
                                DELAWARE     GROWTH        GLOBAL       EQUITY-           GLOBAL ASSET      GROWTH AND
                                TREND        AND INCOME    BOND         INCOME            ALLOCATION        INCOME
                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 1998      $55,454,713  $ 94,235,368  $12,405,258  $   800,317,384   $   435,490,107   $ 3,491,513,034
------------------------------
Changes From Operations:
  - Net investment income           489,960     6,640,801      645,968       27,749,902        45,633,831       268,901,661
------------------------------
  - Net realized gain (loss)
   on investments                   741,866        60,877       (7,472)       8,109,113         4,771,427        55,304,330
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments    9,589,306     4,477,834      295,306       58,105,437         1,778,860       334,917,754
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                    10,821,132    11,179,512      933,802       93,964,452        52,184,118       659,123,745
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases           55,720,878    90,243,467    8,321,486      256,506,361        89,524,793       696,928,591
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                     (33,204,931)  (41,860,904)  (5,970,687)    (184,405,391)      (95,521,824)     (709,130,485)
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
                                 22,515,947    48,382,563    2,350,799       72,100,970        (5,997,031)      (12,201,894)
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts          48,418       506,606       31,917          686,673           490,958         6,311,160
------------------------------
  - Annuity Payments                 (7,936)     (108,990)      (7,766)        (479,908)         (179,454)       (3,840,740)
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                            --          (448)          78            3,201           (14,716)           55,053
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
                                     40,482       397,168       24,229          209,966           296,788         2,525,473
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                  22,556,429    48,779,731    2,375,028       72,310,936        (5,700,243)       (9,676,421)
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
TOTAL INCREASE IN NET ASSETS     33,377,561    59,959,243    3,308,830      166,275,388        46,483,875       649,447,324
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                          88,832,274   154,194,611   15,714,088      966,592,772       481,973,982     4,140,960,358
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                        (1,470,283)   13,071,185      711,928       36,859,222        16,205,650       172,808,571
------------------------------
  - Net realized gain (loss)
   on investments                 1,068,429       166,488      (96,041)      26,424,234        11,688,807       132,079,312
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments  102,528,148   (18,455,277)  (1,337,031)     (16,625,475)       18,169,135       353,017,078
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   102,126,294    (5,217,604)    (721,144)      46,657,981        46,063,592       657,904,961
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases          215,228,368    40,264,328    5,375,055      229,184,806        75,016,170       746,492,736
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                     (80,756,572)  (71,511,116)  (6,031,258)    (286,133,549)     (122,893,414)     (989,819,625)
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
                                134,471,796   (31,246,788)    (656,203)     (56,948,743)      (47,877,244)     (243,326,889)
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts         235,417       178,082       55,542        1,327,758         1,095,474         5,170,679
------------------------------
  - Annuity Payments                (16,883)     (162,863)     (12,232)        (657,877)         (299,258)       (4,945,413)
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                          (584)          141           76             (988)          (66,880)         (146,679)
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
                                    217,950        15,360       43,386          668,893           729,336            78,587
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                 134,689,746   (31,231,428)    (612,817)     (56,279,850)      (47,147,908)     (243,248,302)
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                   236,816,040   (36,449,032)  (1,333,961)      (9,621,869)       (1,084,316)      414,656,659
------------------------------  -----------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                         $325,648,314 $117,745,579  $14,380,127  $   956,970,903   $   480,889,666   $ 4,555,617,017
------------------------------  ===========  ============  ===========  ================  ===============   ===============
------------------------------


                                LINCOLN NATIONAL  LINCOLN NATIONAL
                                INTERNATIONAL     MANAGED
                                SUBACCOUNT        SUBACCOUNT
------------------------------
NET ASSETS JANUARY 1, 1998      $   461,096,276   $     847,194,482
------------------------------
Changes From Operations:
  - Net investment income            18,736,768         106,628,928
------------------------------
  - Net realized gain (loss)
   on investments                    13,148,742           6,891,535
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments       26,816,729         (15,219,767)
------------------------------  ---------------   -----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        58,702,239          98,300,696
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases              159,551,094         162,637,864
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                        (185,524,256)       (155,726,195)
------------------------------  ---------------   -----------------
------------------------------
                                    (25,973,162)          6,911,669
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts             160,319             605,334
------------------------------
  - Annuity Payments                   (133,802)           (408,409)
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                           (14,795)            (25,649)
------------------------------  ---------------   -----------------
------------------------------
                                         11,722             171,276
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     (25,961,440)          7,082,945
------------------------------  ---------------   -----------------
------------------------------
TOTAL INCREASE IN NET ASSETS         32,740,799         105,383,641
------------------------------  ---------------   -----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                             493,837,075         952,578,123
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                           119,881,368          61,326,215
------------------------------
  - Net realized gain (loss)
   on investments                     9,385,470          24,756,791
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments      (54,003,384)        (27,308,300)
------------------------------  ---------------   -----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        75,263,454          58,774,706
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases              206,951,775         118,914,778
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                        (260,185,570)       (219,107,295)
------------------------------  ---------------   -----------------
------------------------------
                                    (53,233,795)       (100,192,517)
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts              51,788             535,385
------------------------------
  - Annuity Payments                   (150,827)           (433,896)
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                            19,635              16,287
------------------------------  ---------------   -----------------
------------------------------
                                        (79,404)            117,776
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     (53,313,199)       (100,074,741)
------------------------------  ---------------   -----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        21,950,255         (41,300,035)
------------------------------  ---------------   -----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                         $   515,787,330   $     911,278,088
------------------------------  ===============   =================
------------------------------



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 1998 AND 1999



                                LINCOLN NATIONAL   LINCOLN NATIONAL     LINCOLN NATIONAL  AMERICAN
                                MONEY              SOCIAL               SPECIAL           CENTURY
                                MARKET             AWARENESS            OPPORTUNITIES     VP INTERNATIONAL
                                SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 1998      $     87,465,884   $  1,245,772,271     $   838,162,247   $            --
------------------------------
Changes From Operations:
  - Net investment income              4,102,249         65,719,879          85,604,589                --
------------------------------
  - Net realized gain (loss)
   on investments                             --         11,779,014          14,385,482                --
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments                --        179,689,808         (51,786,646)               --
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          4,102,249        257,188,701          48,203,425                --
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               204,102,322        669,312,601         186,786,064                --
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                         (176,371,981)      (351,797,764)       (203,059,467)               --
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
                                      27,730,341        317,514,837         (16,273,403)               --
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts               62,528          1,857,256             384,869                --
------------------------------
  - Annuity Payments                     (50,178)          (558,894)           (193,585)               --
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                              1,044            (25,388)            (26,299)               --
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
                                          13,394          1,272,974             164,985                --
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       27,743,735        318,787,811         (16,108,418)               --
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
TOTAL INCREASE IN NET ASSETS          31,845,984        575,976,512          32,095,007                --
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                              119,311,868      1,821,748,783         870,257,254                --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                              5,522,432         68,488,983          82,723,341               (11)
------------------------------
  - Net realized gain (loss)
   on investments                             --         85,211,142          26,077,310                --
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments                --         86,292,911        (155,496,460)            1,230
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                          5,522,432        239,993,036         (46,695,809)            1,219
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases               302,648,002        447,789,509         139,945,983             2,394
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                         (249,268,452)      (642,066,963)       (336,167,020)               --
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
                                      53,379,550       (194,277,454)       (196,221,037)            2,394
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts               89,561          1,392,420             114,215                --
------------------------------
  - Annuity Payments                     (58,064)          (679,764)           (227,230)               --
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                             23,852             10,182               3,422                --
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
                                          55,349            722,838            (109,593)               --
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       53,434,899       (193,554,616)       (196,330,630)            2,394
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                         58,957,331         46,438,420        (243,026,439)            3,613
------------------------------  -----------------  -----------------    ---------------   ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                         $    178,269,199   $  1,868,187,203     $   627,230,815   $         3,613
------------------------------  =================  =================    ===============   ===============
------------------------------



See accompanying notes.

                                                 BT               BT
                                DELAWARE         EQUITY 500       SMALL CAP          BARON              FIDELITY VIP
                                SMALL CAP VALUE  INDEX            INDEX              CAPITAL ASSET      GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 1998      $     --         $            --  $              --  $             --   $              --
------------------------------
Changes From Operations:
  - Net investment income             --                      --                 --                --                  --
------------------------------
  - Net realized gain (loss)
   on investments                     --                      --                 --                --                  --
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments        --                      --                 --                --                  --
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         --                      --                 --                --                  --
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                --                      --                 --                --                  --
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                           --                      --                 --                --                  --
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
                                      --                      --                 --                --                  --
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts           --                      --                 --                --                  --
------------------------------
  - Annuity Payments                  --                      --                 --                --                  --
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                         --                      --                 --                --                  --
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
                                      --                      --                 --                --                  --
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                       --                      --                 --                --                  --
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
TOTAL INCREASE IN NET ASSETS          --                      --                 --                --                  --
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                               --                      --                 --                --                  --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                             26                 386,886            143,984           (15,889)            (79,150)
------------------------------
  - Net realized gain (loss)
   on investments                     --                   3,155              5,374             7,131                 344
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments       (61)              4,076,999            350,000         1,440,979           6,950,425
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        (35)              4,467,040            499,358         1,432,221           6,871,619
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases             2,084              55,129,061          4,350,077         9,772,806          55,106,803
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                           --              (6,850,603)          (776,038)       (1,651,773)         (6,935,056)
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
                                   2,084              48,278,458          3,574,039         8,121,033          48,171,747
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts           --                 157,204             28,959                --             114,909
------------------------------
  - Annuity Payments                  --                  (3,940)              (685)               --              (2,272)
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                         --                     720                385                --                (423)
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
                                      --                 153,984             28,659                --             112,214
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    2,084              48,432,442          3,602,698         8,121,033          48,283,961
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      2,049              52,899,482          4,102,056         9,553,254          55,155,580
------------------------------  ---------------  ---------------  -----------------  -----------------  -----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                         $  2,049         $    52,899,482  $       4,102,056  $      9,553,254   $      55,155,580
------------------------------  ===============  ===============  =================  =================  =================
------------------------------

                                                 JANUS ASPEN                       AMT
                                FIDELITY VIP II  WORLDWIDE        AMT              MID-CAP
                                CONTRAFUND       GROWTH           PARTNERS         GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------
NET ASSETS JANUARY 1, 1998      $           --   $            --  $            --  $            --
------------------------------
Changes From Operations:
  - Net investment income                   --                --               --               --
------------------------------
  - Net realized gain (loss)
   on investments                           --                --               --               --
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments              --                --               --               --
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                               --                --               --               --
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases                      --                --               --               --
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                                 --                --               --               --
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
                                            --                --               --               --
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts                 --                --               --               --
------------------------------
  - Annuity Payments                        --                --               --               --
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                               --                --               --               --
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
                                            --                --               --               --
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                             --                --               --               --
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
TOTAL INCREASE IN NET ASSETS                --                --               --               --
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                     --                --               --               --
------------------------------
Changes From Operations:
  - Net investment income
   (loss)                              (41,497)         (181,845)          (6,865)         (25,140)
------------------------------
  - Net realized gain (loss)
   on investments                          130             9,846           35,446           28,208
------------------------------
  - Net change in unrealized
   appreciation or
   depreciation on investments       2,861,396        28,562,462          175,774        4,291,153
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        2,820,029        28,390,463          204,355        4,294,221
------------------------------
Change From Unit Transactions:
   Accumulation Units:
  - Contract purchases              26,650,738       136,061,158        4,070,627       22,844,454
------------------------------
  - Terminated contracts &
   transfers to annuity
   reserves                         (3,372,134)      (17,756,939)      (1,158,398)      (4,346,480)
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
                                    23,278,604       118,304,219        2,912,229       18,497,974
Annuity Reserves:
  - Transfer from accumulation
   units & between accounts             92,347           247,986           12,119               --
------------------------------
  - Annuity Payments                    (2,010)          (15,697)             (62)              --
------------------------------
  - Receipt (reimbursement) of
   mortality guarantee
   adjustment                               97               575               --               --
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
                                        90,434           232,864           12,057               --
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                     23,369,038       118,537,083        2,924,286       18,497,974
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       26,189,067       146,927,546        3,128,641       22,792,195
------------------------------  ---------------  ---------------  ---------------  ---------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                         $   26,189,067   $   146,927,546  $     3,128,641  $    22,792,195
------------------------------  ===============  ===============  ===============  ===============
------------------------------



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C



NOTES TO FINANCIAL STATEMENTS



1.   ACCOUNTING POLICIES & ACCOUNT INFORMATION



   THE VARIABLE ACCOUNT: Lincoln National Variable Annuity Account C (Variable Account) is a segregated investment account of the Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of two products, Multifund and eAnnuity. The Multifund product is an annuity contract offering a guaranteed minimum death benefit (GMBD) rider option. Effective August 20, 1998, the eAnnuity product became available to clients of the Company. The eAnnuity product is an annuity contract that is sold through the internet.



   The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.



   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.



   INVESTMENTS: The assets of the Variable Accounts are divided into variable sub-accounts each of which is invested in shares of twenty four portfolios (the Funds) of nine diviersified open-end management investment companies, each portfolio with its own investment objective. The Funds are:



   Lincoln National
     Lincoln National Aggressive Growth Fund
     Lincoln National Bond Fund
     Lincoln National Capital Appreciation Fund
     Lincoln National Equity-Income Fund
     Lincoln National Global Asset Allocation Fund
     Lincoln National Growth and Income Fund
     Lincoln National International Fund
     Lincoln National Managed Fund
     Lincoln National Money Market Fund
     Lincoln National Social Awareness Fund
     Lincoln National Special Opportunities Fund



   Delaware Group Premium Fund, Inc.
     Global Bond Series
     Growth and Income Series
     Trend Series
     Small Cap Value Series



   American Century Variable Portfolios, Inc.
     VP International



   BT Insurance Funds Trust
     Equity 500 Index Fund
     Small Cap Index Fund



   Baron Capital Asset Fund Trust



   Fidelity Variable Insurance Product Fund Service Class
     Growth Portfolio



   Fidelity Variable Insurance Product Fund II Service
   Class
     Contrafund Portfolio



   Janus Aspen Series, Worldwide Growth Fund



   Neuberger Berman Advisors Management Trust (AMT)
     AMT Partners Fund
     AMT Mid-Cap Growth Fund



   Investments in the Funds are stated at the closing net asset value per share on December 31, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.



   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.



   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.



   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.



   ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.



2.   MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE



   Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows for the two contract types and the corresponding rider options within the Variable Account:



      -  Multifund at a daily rate of .00274525% (1.002% on an annual basis).



      - Multifund with GMDB rider at a daily rate of .00356712328% (1.302% on an annual basis).


      -  eAnnuity at a daily rate of .001506849% (.55% on an annual basis).



   In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1999:



      ----------------------------------------------------
      Lincoln National Aggressive Growth
         Subaccount                            $   116,828
      ---------------------------------------
      Lincoln National Bond Subaccount           1,593,037
      ---------------------------------------
      Lincoln National Capital Appreciation
         Subaccount                                500,263
      ---------------------------------------
      Delaware Trend Subaccount                     54,577
      ---------------------------------------
      Delaware Growth and Income Subaccount         81,940
      ---------------------------------------
      Delaware Global Bond Subaccount                5,049
      ---------------------------------------
      Lincoln National Equity-Income
         Subaccount                                462,699
      ---------------------------------------
      Lincoln National Global Asset
         Allocation Subaccount                     639,027
      ---------------------------------------
      Lincoln National Growth and Income
         Subaccount                              5,623,955
      ---------------------------------------
      Lincoln National International
         Subaccount                                705,420
      ---------------------------------------
      Lincoln National Managed Subaccount        1,189,797
      ---------------------------------------
      Lincoln National Money Market
         Subaccount                              1,358,215
      ---------------------------------------
      Lincoln National Social Awareness
         Subaccount                              2,743,498
      ---------------------------------------
      Lincoln National Special Opportunities
         Subaccount                              1,132,653
      ---------------------------------------
      American Century VP International
         Subaccount                                     --
      ---------------------------------------
      Delaware Small Cap Value Subaccount               --
      ---------------------------------------
      BT Equity 500 Index Subaccount                 1,193
      ---------------------------------------
      BT Small Cap Index Subaccount                     26
      ---------------------------------------
      Baron Capital Asset Subaccount                    46
      ---------------------------------------
      Fidelity VIP Growth Subaccount                   870
      ---------------------------------------
      Fidelity VIP II Contrafund Subaccount            160
      ---------------------------------------
      Janus Aspen Worldwide Growth Subaccount        3,740
      ---------------------------------------
      AMT Partners Subaccount                            8
      ---------------------------------------
      AMT Mid-Cap Growth Subaccount                     73
      ---------------------------------------  -----------
      ---------------------------------------
                                               $16,213,074
                                               ===========



   Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS CONTINUED



3. NET ASSETS



   The following is a summary of net assets owned at December 31, 1999.



                                                LINCOLN NATIONAL                    LINCOLN NATIONAL
                                                AGGRESSIVE        LINCOLN NATIONAL  CAPITAL
                                                GROWTH            BOND              APPRECIATION
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units              $5,715,479,238  $   194,780,574   $   149,041,322   $  1,039,817,677
------------------------------
Annuity Reserves                    36,082,815          407,421           626,395          3,474,851
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
                                 5,751,562,053      195,187,995       149,667,717      1,043,292,528
Accumulated net investment
   income (loss)                 2,637,154,895       47,549,811       165,644,358         50,311,547
------------------------------
Accumulated net realized gain
   (loss) on investments           546,886,405       10,806,107         1,331,899          4,896,762
------------------------------
Net unrealized appreciation or
   depreciation on investments   4,469,061,941      138,345,213       (16,710,560)       741,584,193
------------------------------  --------------  ----------------  ----------------  ----------------
------------------------------
                                $13,404,665,294 $   391,889,126   $   299,933,414   $  1,840,085,030
                                ==============  ================  ================  ================



                                LINCOLN NATIONAL   LINCOLN NATIONAL     LINCOLN NATIONAL  AMERICAN
                                MONEY              SOCIAL               SPECIAL           CENTURY
                                MARKET             AWARENESS            OPPORTUNITIES     VP INTERNATIONAL
                                SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units              $    113,146,268   $    871,634,600     $   170,516,407   $           2,394
------------------------------
Annuity Reserves                         170,949          3,739,360             664,867                  --
------------------------------  -----------------  -----------------    ---------------   -----------------
------------------------------
                                     113,317,217        875,373,960         171,181,274               2,394
Accumulated net investment
   income (loss)                      64,951,982        206,496,251         349,004,215                 (11)
------------------------------
Accumulated net realized gain
   (loss) on investments                      --        101,467,641          78,460,450                  --
------------------------------
Net unrealized appreciation or
   depreciation on investments                --        684,849,351          28,584,876               1,230
------------------------------  -----------------  -----------------    ---------------   -----------------
------------------------------
                                $    178,269,199   $  1,868,187,203     $   627,230,815   $           3,613
                                =================  =================    ===============   =================

                                              DELAWARE      DELAWARE     LINCOLN NATIONAL  LINCOLN NATIONAL  LINCOLN NATIONAL
                                DELAWARE      GROWTH        GLOBAL       EQUITY-           GLOBAL ASSET      GROWTH AND
                                TREND         AND INCOME    BOND         INCOME            ALLOCATION        INCOME
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units              $205,902,218  $ 99,862,464  $13,460,514  $   551,099,047   $   197,997,456   $ 1,296,479,207
------------------------------
Annuity Reserves                     258,432       988,451       76,165        2,545,529         1,865,171        18,553,024
------------------------------  ------------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
                                 206,160,650   100,850,915   13,536,679      553,644,576       199,862,627     1,315,032,231
Accumulated net investment
   income (loss)                  (1,048,083)   21,573,274    1,886,111       80,901,144       142,907,158       946,181,079
------------------------------
Accumulated net realized gain
   (loss) on investments           2,143,442       349,294      (16,761)      35,771,977        19,507,108       214,260,030
------------------------------
Net unrealized appreciation or
   depreciation on investments   118,392,305    (5,027,904)  (1,025,902)     286,653,206       118,612,773     2,080,143,677
------------------------------  ------------  ------------  -----------  ----------------  ---------------   ---------------
------------------------------
                                $325,648,314  $117,745,579  $14,380,127  $   956,970,903   $   480,889,666   $ 4,555,617,017
                                ============  ============  ===========  ================  ===============   ===============


                                LINCOLN NATIONAL  LINCOLN NATIONAL
                                INTERNATIONAL     MANAGED
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Unit Transactions:
Accumulation units              $   275,027,477   $     265,571,226
------------------------------
Annuity Reserves                        524,126           1,557,862
------------------------------  ---------------   -----------------
------------------------------
                                    275,551,603         267,129,088
Accumulated net investment
   income (loss)                    166,245,199         394,370,350
------------------------------
Accumulated net realized gain
   (loss) on investments             34,745,155          43,073,667
------------------------------
Net unrealized appreciation or
   depreciation on investments       39,245,373         206,704,983
------------------------------  ---------------   -----------------
------------------------------
                                $   515,787,330   $     911,278,088
                                ===============   =================


                                                     BT                 BT
                                  DELAWARE           EQUITY 500         SMALL CAP          BARON              FIDELITY VIP
                                  SMALL CAP VALUE    INDEX              INDEX              CAPITAL ASSET      GROWTH
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units                $  2,084           $    48,278,458    $     3,574,039    $    8,121,033     $    48,171,747
------------------------------
Annuity Reserves                        --                   153,984             28,659                --             112,214
------------------------------    ---------------    ---------------    ---------------    ---------------    ---------------
------------------------------
                                     2,084                48,432,442          3,602,698         8,121,033          48,283,961
Accumulated net investment
   income (loss)                        26                   386,886            143,984           (15,889)            (79,150)
------------------------------
Accumulated net realized gain
   (loss) on investments                --                     3,155              5,374             7,131                 344
------------------------------
Net unrealized appreciation or
   depreciation on investments         (61)                4,076,999            350,000         1,440,979           6,950,425
------------------------------    ---------------    ---------------    ---------------    ---------------    ---------------
------------------------------
                                  $  2,049           $    52,899,482    $     4,102,056    $    9,553,254     $    55,155,580
                                  ===============    ===============    ===============    ===============    ===============

                                                   JANUS ASPEN                           AMT
                                FIDELITY VIP II    WORLDWIDE          AMT                MID-CAP
                                CONTRAFUND         GROWTH             PARTNERS           GROWTH
                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
------------------------------
Unit Transactions:
Accumulation units              $   23,278,604     $   118,304,219    $     2,912,229    $    18,497,974
------------------------------
Annuity Reserves                        90,434             232,864             12,057                 --
------------------------------  ---------------    ---------------    ---------------    ---------------
------------------------------
                                    23,369,038         118,537,083          2,924,286         18,497,974
Accumulated net investment
   income (loss)                       (41,497)           (181,845)            (6,865)           (25,140)
------------------------------
Accumulated net realized gain
   (loss) on investments                   130               9,846             35,446             28,208
------------------------------
Net unrealized appreciation or
   depreciation on investments       2,861,396          28,562,462            175,774          4,291,153
------------------------------  ---------------    ---------------    ---------------    ---------------
------------------------------
                                $   26,189,067     $   146,927,546    $     3,128,641    $    22,792,195
                                ===============    ===============    ===============    ===============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C



NOTES TO FINANCIAL STATEMENTS CONTINUED



4.   PURCHASES AND SALES OF INVESTMENTS



   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1999.



                                         AGGREGATE       AGGREGATE
                                         COST OF         PROCEEDS
                                         PURCHASES       FROM SALES
-----------------------------------------------------------------------
Lincoln National Aggressive Growth Fund  $    6,028,519  $   55,130,756
---------------------------------------
Lincoln National Bond Fund                   38,500,775      64,481,373
---------------------------------------
Lincoln National Capital Appreciation
   Fund                                     604,186,996       4,956,478
---------------------------------------
Delaware Trend Fund                         138,128,850       4,903,001
---------------------------------------
Delaware Growth and Income Fund              20,360,413      38,521,681
---------------------------------------
Delaware Global Bond Fund                     3,576,548       3,477,470
---------------------------------------
Lincoln National Equity-Income Fund          72,996,722      92,417,669
---------------------------------------
Lincoln National Global Asset
   Allocation Fund                           27,030,783      57,973,067
---------------------------------------
Lincoln National Growth and Income Fund     241,550,485     311,978,507
---------------------------------------
Lincoln National International Fund         195,449,997     128,881,216
---------------------------------------
Lincoln National Managed Fund                73,874,151     112,623,748
---------------------------------------
Lincoln National Money Market Fund          130,925,728      71,966,965
---------------------------------------
Lincoln National Social Awareness Fund      144,863,310     269,927,268
---------------------------------------
Lincoln National Special Opportunities
   Fund                                     121,061,001     234,674,606
---------------------------------------
American Century VP International Fund            2,388               5
---------------------------------------
Delaware Small Cap Value Fund                     2,116               6
---------------------------------------
BT Equity 500 Index Fund                     48,872,301          51,526
---------------------------------------
BT Small Cap Index Fund                       3,842,907          96,117
---------------------------------------
Baron Capital Asset Fund                      8,202,972          97,562
---------------------------------------
Fidelity VIP Growth Fund                     48,208,799           2,468
---------------------------------------
Fidelity VIP II Contrafund Fund              23,329,429           1,163
---------------------------------------
Janus Aspen Worldwide Growth Fund           118,404,561          45,339
---------------------------------------
AMT Partners Fund                             3,510,852         593,342
---------------------------------------
AMT Mid-Cap Growth Fund                      18,770,338         296,891
---------------------------------------  --------------  --------------
---------------------------------------
                                         $2,091,680,941  $1,453,098,224
                                         ==============  ==============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C



NOTES TO FINANCIAL STATEMENTS CONTINUED



5. INVESTMENTS



   The following is a summary of investments owned at December 31, 1999.



                                                      NET
                                         SHARES       ASSET   VALUE OF         COST OF
                                         OUTSTANDING  VALUE   SHARES           SHARES
---------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund  20,584,360   $19.04  $   391,899,766  $  253,554,553
---------------------------------------
Lincoln National Bond Fund               26,228,769    11.44      299,941,713     316,652,273
---------------------------------------
Lincoln National Capital Appreciation
   Fund                                  58,481,206    31.47    1,840,135,585   1,098,551,392
---------------------------------------
Delaware Trend Fund                       9,674,899    33.66      325,657,104     207,264,799
---------------------------------------
Delaware Growth and Income Fund           6,918,263    17.02      117,748,834     122,776,738
---------------------------------------
Delaware Global Bond Fund                 1,477,956     9.73       14,380,526      15,406,428
---------------------------------------
Lincoln National Equity-Income Fund      43,408,197    22.05      956,997,134     670,343,928
---------------------------------------
Lincoln National Global Asset
   Allocation Fund                       28,636,521    16.79      480,902,873     362,290,100
---------------------------------------
Lincoln National Growth and Income Fund  88,101,926    51.71    4,555,742,279   2,475,598,602
---------------------------------------
Lincoln National International Fund      35,882,754    14.37      515,801,508     476,556,135
---------------------------------------
Lincoln National Managed Fund            48,192,378    18.91      911,303,158     704,598,175
---------------------------------------
Lincoln National Money Market Fund       17,827,413    10.00      178,274,136     178,274,136
---------------------------------------
Lincoln National Social Awareness Fund   42,180,254    44.29    1,868,238,589   1,183,389,238
---------------------------------------
Lincoln National Special Opportunities
   Fund                                  22,223,274    28.22      627,247,954     598,663,078
---------------------------------------
American Century VP International Fund          289    12.50            3,613           2,383
---------------------------------------
Delaware Small Cap Value Fund                   133    15.36            2,049           2,110
---------------------------------------
BT Equity 500 Index Fund                  3,484,910    15.18       52,900,929      48,823,930
---------------------------------------
BT Small Cap Index Fund                     353,331    11.61        4,102,164       3,752,164
---------------------------------------
Baron Capital Asset Fund                    537,621    17.77        9,553,520       8,112,541
---------------------------------------
Fidelity VIP Growth Fund                  1,006,516    54.80       55,157,100      48,206,675
---------------------------------------
Fidelity VIP II Contrafund Fund             899,993    29.10       26,189,792      23,328,396
---------------------------------------
Janus Aspen Worldwide Growth Fund         3,077,100    47.75      146,931,530     118,369,068
---------------------------------------
AMT Partners Fund                           159,305    19.64        3,128,730       2,952,956
---------------------------------------
AMT Mid-Cap Growth Fund                     937,975    24.30       22,792,808      18,501,655
                                                              ---------------  --------------
---------------------------------------
                                                              $13,405,033,394  $8,935,971,453
                                                              ---------------  --------------



6.   NEW INVESTMENT FUNDS AND FUND NAME CHANGES



   During 1999, the Delaware Small Cap Value Series, American Century VP International, BT Equity 500 Index Fund, BT Small Cap Index Fund, Baron Capital Asset Fund, Fidelity VIP Growth Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Worldwide Growth Fund, AMT Partners Fund and AMT Mid-Cap Growth Fund became available as investment options for Variable Account contract owners. During 1999 the Delaware Decatur Total Return Series changed its name to the Delaware Growth and Income Series.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS



Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account C



We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account C ("Variable Account") (comprised of the Lincoln National Aggressive Growth, Lincoln National Bond, Lincoln National Capital Appreciation, Delaware Trend, Delaware Growth and Income, Delaware Global Bond, Lincoln National Equity-Income, Lincoln National Global Asset Allocation, Lincoln National Growth and Income, Lincoln National International, Lincoln National Managed, Lincoln National Money Market, Lincoln National Social Awareness, Lincoln National Special Opportunities, American Century VP International, Delaware Small Cap Value, Banker's Trust Equity 500 Index, Banker's Trust Small Cap Index, Baron Capital Asset, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Worldwide Growth, Nueberger Berman Advisers Management Trust (AMT) Partners, and Nueberger Berman Advisers Management Trust (AMT) Mid-Cap Growth subaccounts), as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account C at December 31, 1999, the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                              [/S/ ERNST & YOUNG LLP]


Fort Wayne, Indiana
March 24, 2000

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY



BALANCE SHEETS -- STATUTORY BASIS



                                                              DECEMBER 31
                                                              1999        1998
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,985.0   $23,830.9
------------------------------------------------------------
Preferred stocks                                                  253.8       236.0
------------------------------------------------------------
Unaffiliated common stocks                                        166.9       259.3
------------------------------------------------------------
Affiliated common stocks                                          604.7       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,211.5     3,932.9
------------------------------------------------------------
Real estate                                                       254.0       473.8
------------------------------------------------------------
Policy loans                                                    1,652.9     1,606.0
------------------------------------------------------------
Other investments                                                 426.6       434.4
------------------------------------------------------------
Cash and short-term investments                                 1,409.2     1,725.4
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,964.6    32,820.8
------------------------------------------------------------
Premiums and fees in course of collection                         115.8        33.3
------------------------------------------------------------
Accrued investment income                                         435.3       432.8
------------------------------------------------------------
Reinsurance recoverable                                           199.0       171.6
------------------------------------------------------------
Funds withheld by ceding companies                                 73.5        53.7
------------------------------------------------------------
Federal income taxes recoverable from parent company               61.6        64.7
------------------------------------------------------------
Goodwill                                                           43.1        49.5
------------------------------------------------------------
Other admitted assets                                              66.7        89.3
------------------------------------------------------------
Separate account assets                                        46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,184.0   $12,310.6
------------------------------------------------------------
Other policyholder funds                                       16,589.5    16,647.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       364.0       897.6
------------------------------------------------------------
Funds held under reinsurance treaties                             796.9       795.8
------------------------------------------------------------
Asset valuation reserve                                           490.9       484.5
------------------------------------------------------------
Interest maintenance reserve                                       72.3       159.7
------------------------------------------------------------
Other liabilities                                                 627.0       504.5
------------------------------------------------------------
Short-term loan payable to parent company                         205.0       140.0
------------------------------------------------------------
Net transfers due from separate accounts                         (896.5)     (789.0)
------------------------------------------------------------
Separate account liabilities                                   46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total liabilities                                              76,538.2    68,058.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 1,942.6     1,930.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (691.1)     (640.6)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,526.5     2,564.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========


See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY



STATEMENTS OF OPERATIONS -- STATUTORY BASIS



                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998        1997
                                                              ---------   ---------   --------
                                                              (IN MILLIONS)
                                                              --------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 7,273.6   $12,737.6   $5,589.0
------------------------------------------------------------
Net investment income                                           2,203.2     2,107.2    1,847.1
------------------------------------------------------------
Amortization of interest maintenance reserve                       29.1        26.4       41.5
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           472.3       179.9       99.7
------------------------------------------------------------
Expense charges on deposit funds                                  146.5       134.6      119.3
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      473.9       396.3      325.5
------------------------------------------------------------
Other income                                                       88.8        31.3       21.3
------------------------------------------------------------  ---------   ---------   --------
Total revenues                                                 10,687.4    15,613.3    8,043.4
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,504.9    13,964.1    4,522.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         1,618.3     2,919.4    3,053.9
------------------------------------------------------------  ---------   ---------   --------
Total benefits and expenses                                    10,123.2    16,883.5    7,576.0
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       564.2    (1,270.2)     467.4
------------------------------------------------------------
Dividends to policyholders                                         80.3        67.9       27.5
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  483.9    (1,338.1)     439.9
------------------------------------------------------------
Federal income taxes (credit)                                      85.4      (141.0)      78.3
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before net realized gain on
investments                                                       398.5    (1,197.1)     361.6
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                           114.4        46.8       31.3
------------------------------------------------------------  ---------   ---------   --------
Net income (loss)                                             $   512.9   $(1,150.3)  $  392.9
------------------------------------------------------------  =========   =========   ========


See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY



STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS



                                                              YEAR ENDED DECEMBER 31
                                                              1999       1998       1997
                                                              --------   --------   --------
                                                              (IN MILLIONS)
                                                              ------------------------------
Capital and surplus at beginning of year                      $2,564.5   $2,968.4   $1,868.0
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                512.9   (1,150.3)     392.9
------------------------------------------------------------
Difference in cost and admitted investment amounts              (101.9)    (304.8)     (36.2)
------------------------------------------------------------
Nonadmitted assets                                               (22.9)     (17.1)      (0.4)
------------------------------------------------------------
Regulatory liability for reinsurance                              26.0      (35.2)      (3.9)
------------------------------------------------------------
Gain on reinsurance of disability income business                 71.8         --         --
------------------------------------------------------------
Life policy reserve valuation basis                                 --       (0.4)      (0.9)
------------------------------------------------------------
Asset valuation reserve                                           (6.4)     (34.5)     (36.9)
------------------------------------------------------------
Proceeds from surplus notes from shareholder                        --    1,250.0         --
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 1997                                        12.5      108.4      938.4
------------------------------------------------------------
Separate account receivable due to change in valuation              --         --       (2.6)
------------------------------------------------------------
Dividends to shareholder                                        (530.0)    (220.0)    (150.0)
------------------------------------------------------------  --------   --------   --------
Capital and surplus at end of year                            $2,526.5   $2,564.5   $2,968.4
------------------------------------------------------------  ========   ========   ========


See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY



STATEMENTS OF CASH FLOWS -- STATUTORY BASIS



                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998         1997
                                                              ---------   ----------   ---------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 7,671.1   $ 13,495.2   $ 6,364.3
------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded      (19.9)      (632.4)     (649.2)
------------------------------------------------------------
Investment income received                                      2,168.6      2,003.9     1,798.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      470.6        396.3       325.5
------------------------------------------------------------
Benefits paid                                                  (8,699.4)    (7,395.8)   (5,345.2)
------------------------------------------------------------
Insurance expenses paid                                        (1,734.5)    (2,909.7)   (3,193.0)
------------------------------------------------------------
Proceeds related to sale of disability income business             71.8           --          --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (81.2)        84.2       (87.0)
------------------------------------------------------------
Dividends to policyholders                                        (82.8)       (12.9)      (28.4)
------------------------------------------------------------
Other income received and expenses paid, net                      252.1        207.0        (8.7)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) operating activities                16.4      5,235.8      (822.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      6,557.7     10,926.5    12,142.6
------------------------------------------------------------
Purchase of investments                                        (5,940.8)   (16,950.0)  (10,345.0)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans            (497.0)      (778.3)      529.1
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) investing activities               119.9     (6,801.8)    2,326.7
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    12.5        108.4          --
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --      1,250.0          --
------------------------------------------------------------
Proceeds from borrowings from shareholder                         205.0        140.0       120.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (140.0)      (120.0)     (100.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (530.0)      (220.0)     (150.0)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) financing activities              (452.5)     1,158.4      (130.0)
------------------------------------------------------------  ---------   ----------   ---------
Net increase (decrease) in cash and short-term investments       (316.2)      (407.6)    1,373.8
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,725.4      2,133.0       759.2
------------------------------------------------------------  ---------   ----------   ---------
Cash and short-term investments at end of year                $ 1,409.2   $  1,725.4   $ 2,133.0
------------------------------------------------------------  =========   ==========   =========


See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY



NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS



1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES



    ORGANIZATION AND OPERATIONS


    The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1999, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and four non-insurance subsidiaries. The Company also owned 85% of the common stock of an Internet distributor of variable annuities.



    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.



    USE OF ESTIMATES


    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.



    BASIS OF PRESENTATION


    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:



    INVESTMENTS


    Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.



    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.



    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.



    SUBSIDIARIES


    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheet as investments in affiliated common stocks.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)


    POLICY ACQUISITION COSTS


    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.



    NONADMITTED ASSETS


    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.



    PREMIUMS


    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.



    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.



    BENEFIT RESERVES


    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.



    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.



    REINSURANCE


    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.



    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.



    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.



    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)


    INCOME TAXES


    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.



    POLICYHOLDER DIVIDENDS


    Policyholder dividends are recognized when declared rather than over the term of the related policies.



    SURPLUS NOTES DUE TO LNC


    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.



    STATEMENTS OF CASH FLOWS


    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.



    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:



                                              CAPITAL AND SURPLUS             NET INCOME (LOSS)
                                              ----------------------------------------------------------------------
                                              DECEMBER 31                     YEAR ENDED DECEMBER 31
                                              1999            1998            1999            1998            1997
                                              ----------------------------------------------------------------------
                                              (IN MILLIONS)
                                              ----------------------------------------------------------------------
   Amounts reported on a statutory-basis      $ 2,526.5       $ 2,564.5       $   512.9       $(1,150.3)      $392.9
   -----------------------------------------
   GAAP adjustments:
     Deferred policy acquisition costs,
       present value of future profits and
       non-admitted goodwill                    3,628.2         3,085.2           135.0            48.5        (98.9)
      --------------------------------------
     Policy and contract reserves              (1,943.1)       (2,299.9)          (97.9)        1,743.4        (48.6)
      --------------------------------------
     Interest maintenance reserve                  72.3           159.7           (86.6)           24.4         58.7
      --------------------------------------
     Deferred income taxes                        244.5           181.6          (117.4)         (218.6)        70.3
      --------------------------------------
     Policyholders' share of earnings and
       surplus on participating business         (122.7)         (132.8)           (1.8)            3.2          5.3
      --------------------------------------
     Asset valuation reserve                      490.9           484.5              --              --           --
      --------------------------------------
     Net realized gain (loss) on investments     (186.4)         (174.1)          (32.4)         (116.7)       (20.4)
      --------------------------------------
     Unrealized gain (loss) on investments       (555.2)        1,335.1              --              --           --
      --------------------------------------
     Nonadmitted assets, including
       nonadmitted investments                    139.6           119.1              --              --           --
      --------------------------------------
     Investments in subsidiary companies          460.9           490.4            39.1            41.3        (80.5)
      --------------------------------------
     Surplus notes and related interest        (1,250.0)       (1,251.5)            1.5            (1.5)          --
      --------------------------------------
     Other, net                                   (61.0)         (120.1)          129.8           103.6        (35.0)
      --------------------------------------  ---------       ---------       ---------       ---------       ------
   Net increase (decrease)                        918.0         1,877.2           (30.7)        1,627.6       (149.1)
   -----------------------------------------  ---------       ---------       ---------       ---------       ------
   Amounts on a GAAP basis                    $ 3,444.5       $ 4,441.7       $   482.2       $   477.3       $243.8
   -----------------------------------------  =========       =========       =========       =========       ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)


    Other significant accounting practices are as follows:



    INVESTMENTS


    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.



    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.



    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.



    Preferred stocks are reported at cost or amortized cost.



    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.



    Policy loans are reported at unpaid balances.



    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.



    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.



    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.



    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.



    LOANED SECURITIES


    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.



    GOODWILL


    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)


    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.



    PREMIUMS


    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.



    BENEFITS


    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.



    The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.



    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.



    CLAIMS AND CLAIM ADJUSTMENT EXPENSES


    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.



    REINSURANCE CEDED AND ASSUMED


    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.



    PENSION BENEFITS


    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.



    INCOME TAXES


    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.



    STOCK OPTIONS


    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)


    LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.



    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS


    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.



2. PERMITTED STATUTORY ACCOUNTING PRACTICES


    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.



    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS


    The major categories of net investment income are as follows:



                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 --------------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------------
   Income:
     Bonds                                                       $1,840.6       $1,714.3       $1,524.4
   ------------------------------------------------------------
     Preferred stocks                                                20.3           19.7           23.5
   ------------------------------------------------------------
     Unaffiliated common stocks                                       6.3           10.6            8.3
   ------------------------------------------------------------
     Affiliated common stocks                                         7.8            5.2           15.0
   ------------------------------------------------------------
     Mortgage loans on real estate                                  321.0          323.6          257.2
   ------------------------------------------------------------
     Real estate                                                     57.8           81.4           92.2
   ------------------------------------------------------------
     Policy loans                                                   101.7           86.5           37.5
   ------------------------------------------------------------
     Other investments                                               50.6           26.5           28.2
   ------------------------------------------------------------
     Cash and short-term investments                                 95.9          104.7           70.3
   ------------------------------------------------------------  --------       --------       --------
   Total investment income                                        2,502.0        2,372.5        2,056.6
   ------------------------------------------------------------
   Expenses:
     Depreciation                                                    14.4           19.3           21.0
   ------------------------------------------------------------
     Other                                                          284.4          246.0          188.5
   ------------------------------------------------------------  --------       --------       --------
   Total investment expenses                                        298.8          265.3          209.5
   ------------------------------------------------------------  --------       --------       --------
   Net investment income                                         $2,203.2       $2,107.2       $1,847.1
   ------------------------------------------------------------  ========       ========       ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)


    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:



                                                        COST OR         GROSS            GROSS
                                                        AMORTIZED       UNREALIZED       UNREALIZED       FAIR
                                                        COST            GAINS            LOSSES           VALUE
                                                        -----------------------------------------------------------
                                                        (IN MILLIONS)
                                                        -----------------------------------------------------------
   At December 31, 1999:
     Corporate                                          $17,758.4        $  229.6          $763.0         $17,225.0
      ------------------------------------------------
     U.S. government                                        316.8            29.6            21.5             324.9
      ------------------------------------------------
     Foreign government                                     984.5            49.8            39.9             994.4
      ------------------------------------------------
     Mortgage-backed                                      3,913.7            46.2           139.0           3,820.9
      ------------------------------------------------
     State and municipal                                     11.6              --              .5              11.1
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $22,985.0        $  355.2          $963.9         $22,376.3
                                                        =========        ========          ======         =========

   At December 31, 1998:
     Corporate                                          $17,658.4        $1,159.8          $148.2         $18,670.0
      ------------------------------------------------
     U.S. government                                        900.7            88.8             3.4             986.1
      ------------------------------------------------
     Foreign government                                     947.8            59.9            61.2             946.5
      ------------------------------------------------
     Mortgage-backed                                      4,312.1           171.6            33.4           4,450.3
      ------------------------------------------------
     State and municipal                                     11.9              .7              --              12.6
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $23,830.9        $1,480.8          $246.2         $25,065.5
                                                        =========        ========          ======         =========



    The carrying amounts of bonds in the balance sheets at December 31, 1999 and 1998 reflect adjustments of $38,900,000 and $11,800,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.



    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:



                                                                 COST OR
                                                                 AMORTIZED       FAIR
                                                                 COST            VALUE
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Maturity:
     In 2000                                                     $   598.0       $   599.2
   ------------------------------------------------------------
     In 2001-2004                                                  4,359.8         4,313.4
   ------------------------------------------------------------
     In 2005-2009                                                  6,636.0         6,392.9
   ------------------------------------------------------------
     After 2009                                                    7,477.5         7,249.9
   ------------------------------------------------------------
     Mortgage-backed securities                                    3,913.7         3,820.9
   ------------------------------------------------------------  ---------       ---------
   Total                                                         $22,985.0       $22,376.3
   ------------------------------------------------------------  =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)


    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $5,351,400,000, $9,395,000,000 and
    $9,715,000,000, respectively. Gross gains during 1999, 1998 and 1997 of $95,400,000, $186,300,000 and $218,100,000,
    respectively, and gross losses of $195,500,000, $138,000,000 and $78,000,000, respectively, were realized on those sales.



    At December 31, 1999 and 1998, investments in bonds, with an admitted asset value of $116,500,000 and $97,800,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.



    Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus and are not reported in the statutory-basis Statements of Operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:



                                             COST OR    GROSS       GROSS
                                             AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                             COST       GAINS       LOSSES      VALUE
                                             -----------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------
   At December 31, 1999:
     Preferred stocks                         $253.8      $ 1.3       $31.5     $223.6
   ----------------------------------------
     Unaffiliated common stocks                150.4       34.2        17.7      166.9
   ----------------------------------------
   At December 31, 1998:
     Preferred stocks                         $236.0      $ 8.9       $ 2.4     $242.5
   ----------------------------------------
     Unaffiliated common stocks                223.3       62.0        26.0      259.3
   ----------------------------------------



    The carrying amount of preferred stocks in the balance sheets at December 31, 1999 and 1998 reflects adjustments of $4,100,000 and $5,800,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.



    During 1999, the minimum and maximum lending rates for mortgage loans were 6.5% and 11.5%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)


    Components of the Company's investments in real estate are summarized as follows:



                                                                 DECEMBER 31
                                                                 1999         1998
                                                                 -------------------
                                                                 (IN MILLIONS)
                                                                 -------------------
   Occupied by the Company:
     Land                                                        $  2.5       $  2.5
   ------------------------------------------------------------
     Buildings                                                     11.1          9.0
   ------------------------------------------------------------
     Less accumulated depreciation                                 (2.2)        (1.7)
   ------------------------------------------------------------  ------       ------
   Net real estate occupied by the Company                         11.4          9.8
   ------------------------------------------------------------
   Other:
     Land                                                          46.2         93.2
   ------------------------------------------------------------
     Buildings                                                    226.8        413.0
   ------------------------------------------------------------
     Other                                                          4.7          7.9
   ------------------------------------------------------------
     Less accumulated depreciation                                (35.1)       (50.1)
   ------------------------------------------------------------  ------       ------
   Net other real estate                                          242.6        464.0
   ------------------------------------------------------------  ------       ------
   Net real estate                                               $254.0       $473.8
   ------------------------------------------------------------  ======       ======



    Net realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:



                                                                 1999         1998         1997
                                                                 --------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------
   Net realized capital gains                                    $ 20.8       $179.7       $209.3
   ------------------------------------------------------------
   Less amount transferred to IMR (net of related taxes
   (credits) of ($31.4), $27.3 and $54.0 in 1999, 1998 and
   1997, respectively)                                            (58.3)        50.8        100.2
   ------------------------------------------------------------  ------       ------       ------
                                                                   79.1        128.9        109.1
   Less federal income taxes (credits) on realized gains          (35.3)        82.1         77.8
   ------------------------------------------------------------  ------       ------       ------
   Net realized capital gains after transfer to IMR and taxes
   (credits)                                                     $114.4       $ 46.8       $ 31.3
   ------------------------------------------------------------  ======       ======       ======



4. SUBSIDIARIES


    The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of four non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), and Lincoln Realty Capital

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)


    Corporation ("LRCC"). The Company also owns 85% of one non-insurance company subsidiary, AnnuityNet, Inc.
    (AnnuityNet). Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):



                                                              DECEMBER 31, 1999
                                                              ----------------------------------
                                                              FIRST
                                                              PENN      LNH&C   LNRAC   LNY
                                                              ----------------------------------
   Cash and invested assets                                   $1,318.7  $434.6  $443.6  $1,888.6
   ---------------------------------------------------------
   Other assets                                                   40.6   55.5    492.6     403.1
   ---------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                      $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                         $1,242.2  $394.4  $261.4  $1,802.4
   ---------------------------------------------------------
   Other liabilities                                              44.3   27.9    614.4      25.6
   ---------------------------------------------------------
   Liabilities related to separate accounts                         --     --       --     328.8
   ---------------------------------------------------------
   Capital and surplus                                            72.8   67.8     60.4     134.9
   ---------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                  $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========



                                                                YEAR ENDED DECEMBER 31, 1999
                                                                -----------------------------------------------
                                                                FIRST
                                                                PENN         LNH&C        LNRAC        LNY
                                                                -----------------------------------------------
   Revenues                                                     $332.7       $263.3       $ 88.4       $  313.3
   -----------------------------------------------------------
   Expenses                                                      329.0       346.9          75.4          291.4
   -----------------------------------------------------------
   Net realized gains (losses)                                      --          --            .2           (2.0)
   -----------------------------------------------------------  ------       ------       ------       --------
   Net income (loss)                                            $  3.7       $(83.6)      $ 13.2       $   19.9
   -----------------------------------------------------------  ======       ======       ======       ========



                                                               DECEMBER 31, 1998
                                                               ----------------------------------
                                                               FIRST
                                                               PENN      LNH&C   LNRAC   LNY
                                                               ----------------------------------
   Cash and invested assets                                    $1,221.1  $333.9  $403.6  $1,938.0
   ----------------------------------------------------------
   Other assets                                                    40.3   31.3   490.0      270.2
   ----------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                       $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                          $1,149.8  $266.3  $281.8  $1,814.5
   ----------------------------------------------------------
   Other liabilities                                               42.0   24.0   553.7       45.1
   ----------------------------------------------------------
   Liabilities related to separate accounts                          --     --      --      236.9
   ----------------------------------------------------------
   Capital and surplus                                             69.6   74.9    58.1      111.7
   ----------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                   $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)



                                                                YEAR ENDED DECEMBER 31, 1998
                                                                ---------------------------------
                                                                FIRST
                                                                PENN    LNH&C    LNRAC   LNY
                                                                ---------------------------------
   Revenues                                                     $310.4  $ 165.0  $150.3  $1,402.6
   -----------------------------------------------------------
   Expenses                                                      310.6    164.4  139.5    1,656.1
   -----------------------------------------------------------
   Net realized gains (losses)                                    (0.3)     0.9   (0.1)      (0.7)
   -----------------------------------------------------------  ------  -------  ------  --------
   Net income (loss)                                            $ (0.5) $   1.5  $10.7   $ (254.2)
   -----------------------------------------------------------  ======  =======  ======  ========



    AnnuityNet was formed in 1998 for the distribution of variable annuities over the Internet and is valued on the equity method (at 85% of GAAP equity) with an admitted asset value of $2,400,000 at December 31, 1999. LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 1999. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,400,000 at December 31, 1999. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $248,300,000. Wakefield's assets as of December 31, 1999 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $10,900,000.



    The carrying value of all affiliated common stocks, was $604,700,000 and $322,100,000 at December 31, 1999 and 1998,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1999 and 1998 was $970,700,000 and
    $631,100,000, respectively.



    During 1999, 1998 and 1997 the Company's insurance subsidiaries paid dividends of $5,200,000, $5,200,000 and $15,000,000, respectively.



5. FEDERAL INCOME TAXES


    The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.



    In 1999, 1998 and 1997, federal income tax expense (benefit) incurred totaled $85,400,000, ($141,000,000) and
    $78,300,000, respectively. In 1999, capital losses of $151,700,000 were incurred, and carried back to recover taxes paid in prior years.



    The Company paid $45,300,000, $2,300,000 and $164,500,000 to
    LNC in 1999, 1998 and 1997, respectively, in federal income taxes.



    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)


    income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.



6. SUPPLEMENTAL FINANCIAL DATA


    The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company. The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded as follows:



                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Insurance ceded                                               $5,340.0       $4,081.8
   ------------------------------------------------------------
   Amounts recoverable from other insurers                           81.2           79.9
   ------------------------------------------------------------



    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:



                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 ------------------------------------
                                                                 (IN MILLIONS)
                                                                 ------------------------------------
   Insurance assumed                                             $2,606.5       $9,018.9       $727.2
   ------------------------------------------------------------
   Insurance ceded                                                1,675.1          877.1        302.9
   ------------------------------------------------------------  --------       --------       ------
   Net amount included in premiums                               $  931.4       $8,141.8       $424.3
   ------------------------------------------------------------  ========       ========       ======



    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,609,000,000, $2,098,800,000 and $1,240,500,000 for 1999,
    1998 and 1997, respectively.



    Details underlying the balance sheet caption "Other policyholder funds" are as follows:



                                                                 DECEMBER 31
                                                                 1999            1998
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Premium deposit funds                                         $16,208.3       $16,285.2
   ------------------------------------------------------------
   Undistributed earnings on participating business                  346.9           348.4
   ------------------------------------------------------------
   Other                                                              34.3            13.9
   ------------------------------------------------------------  ---------       ---------
                                                                 $16,589.5       $16,647.5
                                                                 =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6. SUPPLEMENTAL FINANCIAL DATA (CONTINUED)


    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:



                                                                 DECEMBER 31, 1999
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $10.8        $ 7.3         $ 3.5
   ------------------------------------------------------------
   Ordinary renewal                                               54.2          6.8          47.4
   ------------------------------------------------------------
   Group life                                                     13.7           .1          13.6
   ------------------------------------------------------------  -----        -----         -----
                                                                 $78.7        $14.2         $64.5
                                                                 =====        =====         =====



                                                                 DECEMBER 31, 1998
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $ 9.5        $ 3.4         $ 6.1
   ------------------------------------------------------------
   Ordinary renewal                                              (13.7)        11.3         (25.0)
   ------------------------------------------------------------
   Group life                                                     14.2           .2          14.0
   ------------------------------------------------------------  -----        -----         -----
                                                                 $10.0        $14.9         $(4.9)
                                                                 =====        =====         =====



7. ANNUITY RESERVES


    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:



                                                                 AMOUNT          PERCENT
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $ 2,427.7           4%
   ------------------------------------------------------------
     At book value, less surrender charge                          2,237.3           3
   ------------------------------------------------------------
     At market value                                              44,076.2          68
   ------------------------------------------------------------  ---------         ---
                                                                  48,741.2          75
   Subject to discretionary withdrawal without adjustment at
   book value with minimal or no charge or adjustment             13,486.5          21
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                         2,622.4           4
   ------------------------------------------------------------  ---------         ---
   Total annuity reserves and deposit fund                        64,850.1         100%
   ------------------------------------------------------------                    ===
   Less reinsurance                                                1,548.0
   ------------------------------------------------------------  ---------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $63,302.1
   ------------------------------------------------------------  =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS


    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA Corporation ("CIGNA")indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.



    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.



    A summary of the terms of these surplus notes follows (in millions):



                                                     PRINCIPAL                     INCEPTION       ACCRUED
                                                   OUTSTANDING AT                   TO DATE      INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST     DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       1999       INTEREST PAID     PAID           1999
  -----------                      --------------  --------------  -------------  -----------  ---------------
  January 5, 1998                   $     500.0      $     500.0    $     32.8    $     65.1   $            --
  -------------------------------
  December 18, 1998                       750.0            750.0          46.7          46.7                --
  -------------------------------



    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.



    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1999 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9. EMPLOYEE BENEFIT PLANS


    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the plan resulted in a one-time curtailment gain of $1,400,000 in 1999. The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.



    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.



    As of December 31, 1999, there were 2,072,087 and 1,397,005 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 919,749 and 241,097, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $56.75. During 1999, 1998 and 1997, there were 318,421, 136,469 and 170,789 options exercised, respectively, and 82,024, 18,288 and 1,846 options forfeited, respectively.



10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES


    DISABILITY INCOME CLAIMS


    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1999 and 1998 is $221,600,000 and $670,100,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.



    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.



    PERSONAL ACCIDENT PROGRAMS


    In the past, the Company and its wholly owned subsidiary, LNH&C, accepted personal accident reinsurance programs from other insurance companies. Most of these programs were presented by independent brokers who represented the ceding companies. Certain excess-of-loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. The liabilities for these programs, net of related assets recoverable from reinsurers, were $174,700,000 and $177,400,000 at December 31, 1999 and 1998, respectively.



    Settlement activities relating to the Company's participation in workers' compensation carve-out (i.e., life and health risks associated with workers' compensation coverage) programs managed by Unicover Managers, Inc. have allowed the Company to evaluate the possibility of settlements and to estimate its potential costs to settle Unicover-related exposures. As of December 31, 1999, a liability of $62,200,000 has been established for the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


    settlement of the Company's exposure to the Unicover programs.



    These amounts are based on various estimates that are subject to considerable uncertainty. Accordingly, the liabilities may prove to be deficient or excessive. However, it is management's opinion that future developments in these programs will not materially affect the financial position of the Company.



    HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS


    In light of the continued volatility in the HMO excess-of-loss line of business, LNH&C discontinued writing new HMO excess-of-loss reinsurance programs in the third quarter of 1999. The liability for HMO claims, net of the related assets for amounts recoverable from reinsurers, was $101,900,000 and $55,900,000 at December 31, 1999 and 1998, respectively. LNH&C reviews reserve levels on an ongoing basis. The liability is based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.



    MARKETING AND COMPLIANCE MATTERS


    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.



    GROUP PENSION ANNUITIES


    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.



    LEASES


    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.



    Total rental expense on operating leases in 1999, 1998 and 1997 was $38,900,000, $34,000,000 and $29,300,000, respectively. Future minimum rental commitments are as follows (in millions):



   2000                              $ 28.7
   --------------------------------
   2001                                28.8
   --------------------------------
   2002                                27.5
   --------------------------------
   2003                                26.2
   --------------------------------
   2004                                26.5
   --------------------------------
   Thereafter                         123.5
   --------------------------------  ------
                                     $261.2
                                     ======



    INFORMATION TECHNOLOGY COMMITMENT


    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


    operations. Total costs incurred in 1999 and 1998 were $67,400,000 and $54,800,000, respectively. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.



    INSURANCE CEDED AND ASSUMED


    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 1999, the reserves associated with these reinsurance arrangements totaled $1,422,800,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.



    Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.



    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.



    In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.



    Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.



    On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.



    On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


    surplus and will be recognized in statutory earnings over the life of the business.



    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1999, the Company provided $270,000,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.



    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $17,300,000 and $43,400,000 at December 31, 1999 and 1998, respectively.



    VULNERABILITY FROM CONCENTRATIONS


    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 29% of such mortgages ($1,212,700,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $70,000,000.



    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.



    OTHER CONTINGENCY MATTERS


    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse affect on the financial position of the Company.



    With the recent filing of a lawsuit alleging fraud in the sale of interest sensitive universal and whole life insurance policies, the Company now has several such actions pending. While each of these lawsuits seeks class action status, the court has not certified a class in any of them. In each of these lawsuits, plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While relief sought in these lawsuits is substantial, they are in the discovery stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these lawsuits vigorously. The amount of liability, if any, which may arise as a result of these lawsuits cannot be reasonably estimated at this time. In another lawsuit, a settlement has been preliminarily approved by the court, and a class has been conditionally certified for settlement purposes. Two other similar lawsuits previously have been resolved and dismissed.



    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.



    GUARANTEES


    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


    credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1999 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts that issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1999 and 1998 were $25,900,000 and $30,900,000, respectively.
    It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1999 and 1998.



    DERIVATIVES


    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts.



    Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:



                                                                 ASSETS (LIABILITIES)
                                                                 ---------------------------------
                                             NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                             CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                             -----------------------------------------------------
                                             DECEMBER 31         DECEMBER 31       DECEMBER 31
                                             1999      1998      1999      1999    1998      1998
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
   Interest rate derivatives:
     Interest rate cap agreements            $2,508.8  $4,108.8   $ 5.2    $  3.2   $ 9.3    $  .9
          ---------------------------------
     Swaptions                                1,837.5   1,899.5    12.2      10.8    16.2      2.5
          ---------------------------------
     Interest rate swaps                        630.9     258.3      --     (19.5)     --      9.9
          ---------------------------------
     Put options                                 21.3      21.3      --       1.9      --      2.2
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                              4,998.5   6,287.9    17.4      (3.6)   25.5     15.5
   Foreign currency derivatives:
     Forward contracts                             --       1.5      --        --      --       --
          ---------------------------------
     Foreign currency swaps                      44.2      47.2      --       (.4)     --       .3
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                                 44.2      48.7      --       (.4)     --       .3
   Commodity derivatives:
     Commodity swaps                               --       8.1      --        --      --      2.4
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                             $5,042.7  $6,344.7   $17.4    $ (4.0)  $25.5    $18.2
                                             ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:



                                                            INTEREST RATE CAPS            SWAPTIONS
                                                            -----------------------------------------------------
                                                            1999           1998           1999           1998
                                                            -----------------------------------------------------
                                                            (IN MILLIONS)
                                                            -----------------------------------------------------
   Balance at beginning of year                             $4,108.8       $4,900.0       $1,899.5       $1,752.0
   -------------------------------------------------------
   New contracts                                                  --          708.8             --          218.3
   -------------------------------------------------------
   Terminations and maturities                              (1,600.0)      (1,500.0)         (62.0)         (70.8)
   -------------------------------------------------------  --------       --------       --------       --------
   Balance at end of year                                   $2,508.8       $4,108.8       $1,837.5       $1,899.5
   -------------------------------------------------------  ========       ========       ========       ========



                                                                      INTEREST RATE SWAPS
                                                                      -----------------------
                                                                      1999          1998
                                                                      -----------------------
   Balance at beginning of year                                       $ 258.3       $    10.0
   ------------------------------------------------------------
   New contracts                                                        482.4         2,226.6
   ------------------------------------------------------------
   Terminations and maturities                                         (109.8)       (1,978.3)
   ------------------------------------------------------------       -------       ---------
   Balance at end of year                                             $ 630.9       $   258.3
   ------------------------------------------------------------       =======       =========



                                                                                         COMMODITY
                                                                 PUT OPTIONS             SWAPS
                                                                 ----------------------------------------
                                                                 1999        1998        1999        1998
                                                                 ----------------------------------------
   Balance at beginning of year                                  $21.3       $  --       $ 8.1       $ --
   ------------------------------------------------------------
   New contracts                                                    --        21.3          --        8.1
   ------------------------------------------------------------
   Terminations and maturities                                      --          --        (8.1)        --
   ------------------------------------------------------------  -----       -----       -----       ----
   Balance at end of year                                        $21.3       $21.3       $  --       $8.1
   ------------------------------------------------------------  =====       =====       =====       ====



                                                                 FOREIGN CURRENCY DERIVATIVES
                                                                 (FOREIGN INVESTMENTS)
                                                                 -------------------------------------------
                                                                                           FOREIGN CURRENCY
                                                                                           SWAPS
                                                                 FOREIGN EXCHANGE
                                                                 -------------------------------------------
                                                                 FORWARD CONTRACTS
                                                                 1999        1998          1999        1998
                                                                 -------------------------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------------------------
   Balance at beginning of year                                  $ 1.5       $ 163.1       $47.2       $15.0
   ------------------------------------------------------------
   New contracts                                                   2.7         419.8          --        39.2
   ------------------------------------------------------------
   Terminations and maturities                                    (4.2)       (581.4)       (3.0)       (7.0)
   ------------------------------------------------------------  -----       -------       -----       -----
   Balance at end of year                                        $  --       $   1.5       $44.2       $47.2
   ------------------------------------------------------------  =====       =======       =====       =====



    INTEREST RATE CAP AGREEMENTS


    The interest rate cap agreements, which expire in 2000 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


    premium paid for the interest rate caps is included in other investments (amortized costs of $5.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.


    SWAPTIONS


    Swaptions, which expire in 2000 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $12.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.


    SPREAD LOCK AGREEMENTS


    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads. While spreadlocks are used periodically, there are no spreadlock agreements outstanding at December 31, 1999.


    INTEREST RATE SWAP AGREEMENTS


    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreement the stream of variable interest payments based on the coupon payments hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired blocks of business or to extend the duration of certain portfolios of assets. Once the assets are purchased the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The anticipated purchase of assets related to extending the duration of certain portfolios of assets is expected to be completed in 2000.


    PUT OPTIONS


    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk being hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allow the Company to put the bonds back to the counterparties at original par.


    FOREIGN CURRENCY DERIVATIVES


    The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future.


    COMMODITY SWAPS


    The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


    payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from commodity swaps were recorded in net investment income. The fixed income security was called in the third quarter of 1999 and the commodity swap expired.


    ADDITIONAL DERIVATIVE INFORMATION


    Expenses for the agreements and contracts described above amounted to $6,200,000, $10,000,000 and $7,000,000 in 1999, 1998 and 1997, respectively.
    Deferred gains of $100,000 as of December 31, 1999, were the result of terminated interest rate swaps. These gains are included with the related fixed maturity securities to which the hedge applied or as deferred liabilities and are being amortized over the life of such securities.


    The Company is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in the Company's favor. At
    December 31, 1999, the exposure was $8,500,000.


11. FAIR VALUE OF FINANCIAL INSTRUMENTS


    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.


    BONDS AND UNAFFILIATED COMMON STOCK


    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.


    PREFERRED STOCK


    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.


    MORTGAGE LOANS ON REAL ESTATE


    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.


    POLICY LOANS


    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using
    Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.


    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS


    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.


    INVESTMENT-TYPE INSURANCE CONTRACTS


    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e.,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


    deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.


    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed.


    SHORT-TERM DEBT


    For short-term debt, the carrying value approximates fair value.


    SURPLUS NOTES DUE TO LNC


    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.


    GUARANTEES


    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.


    DERIVATIVES


    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.


    INVESTMENT COMMITMENTS


    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.


    SEPARATE ACCOUNTS


    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value.
    The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


    The carrying values and estimated fair values of the Company's financial instruments are as follows:



                                                    DECEMBER 31
                                                    -------------------------------------------------------------
                                                    1999                              1998
                                                    -------------------------------------------------------------
                                                    CARRYING                          CARRYING
   ASSETS (LIABILITIES)                             VALUE            FAIR VALUE       VALUE            FAIR VALUE
   --------------------------------------------------------------------------------------------------------------
                                                    (IN MILLIONS)
                                                    -------------------------------------------------------------
   Bonds                                            $ 22,985.0       $ 22,376.3       $ 23,830.9       $ 25,065.5
   -----------------------------------------------
   Preferred stocks                                      253.8            223.6            236.0            242.5
   -----------------------------------------------
   Unaffiliated common stocks                            166.9            166.9            259.3            259.3
   -----------------------------------------------
   Mortgage loans on real estate                       4,211.5          4,104.0          3,932.9          4,100.1
   -----------------------------------------------
   Policy loans                                        1,652.9          1,770.5          1,606.0          1,685.9
   -----------------------------------------------
   Other investments                                     426.6            426.6            434.4            434.4
   -----------------------------------------------
   Cash and short-term investments                     1,409.2          1,409.2          1,725.4          1,725.4
   -----------------------------------------------
   Investment-type insurance contracts:
     Deposit contracts and certain guaranteed
       interest contracts                            (17,730.4)       (17,364.3)       (17,845.8)       (17,486.4)
      --------------------------------------------
     Remaining guaranteed interest and similar
       contracts                                        (454.7)          (465.1)          (714.4)          (738.2)
      --------------------------------------------
   Short-term debt                                      (205.0)          (205.0)          (140.0)          (140.0)
   -----------------------------------------------
   Surplus notes due to LNC                           (1,250.0)        (1,022.1)        (1,250.0)        (1,335.1)
   -----------------------------------------------
   Derivatives                                            17.4             (4.0)            25.5             18.2
   -----------------------------------------------
   Investment commitments                                   --             (0.8)              --              (.6)
   -----------------------------------------------
   Separate account assets                            46,105.1         46,105.1         36,907.0         36,907.0
   -----------------------------------------------
   Separate account liabilities                      (46,105.1)       (46,105.1)       (36,907.0)       (36,907.0)
   -----------------------------------------------



12. ACQUISITIONS AND SALES OF SUBSIDIARIES


    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.


13. TRANSACTIONS WITH AFFILIATES


    A wholly owned subsidiary of LNC, Lincoln Life and Annuity
    Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $60,400,000 and $76,700,000 in 1999 and 1998, respectively, and override commissions and operating expense allowances of $61,600,000 in 1997. LLAD incurred expenses of $113,400,000, $102,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)


    $5,500,000 in 1999, 1998 and 1997, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.


    Cash and short-term investments at December 31, 1999 and 1998 include the Company's participation in a short-term investment pool with LNC of $390,300,000 and $383,600,000, respectively. Related investment income amounted to $16,700,000, $16,800,000 and $15,500,000 in 1999, 1998 and 1997,
    respectively. Short-term loan payable to parent company at December 31, 1999 and 1998 represent notes payable to LNC.


    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $49,400,000, $92,100,000 and $48,500,000 in 1999, 1998 and 1997, respectively.


    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:



                           YEAR ENDED DECEMBER 31
                           1999     1998     1997
                           ------------------------
                           (IN MILLIONS)
                           ------------------------
   Insurance assumed       $ 19.7   $ 13.7   $ 11.9
   ----------------------
   Insurance ceded          777.6    290.1    100.3



    The balance sheets include reinsurance balances with affiliated companies as follows:



                             DECEMBER 31
                             1999           1998
                             -----------------------
                             (IN MILLIONS)
                             -----------------------
   Future policy benefits
   and claims assumed
                             $  413.7       $  197.3
   ------------------------
   Future policy benefits
   and claims ceded           1,680.4        1,125.0
   ------------------------
   Amounts recoverable on
   paid and unpaid losses       146.4           84.2
   ------------------------
   Reinsurance payable on
   paid losses                    8.8            6.0
   ------------------------
   Funds held under
   reinsurance treaties --
   net liability              2,106.4        1,375.4
   ------------------------



    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $917,300,000 and $318,300,000 at December 31, 1999 and 1998,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1999 and 1998, LNC had guaranteed $818,900,000 and $237,000,000, respectively, of these letters of credit. At December 31, 1999 and 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $118,800,000 and $122,400,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.


14. SEPARATE ACCOUNTS


    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)


    value changes are borne entirely by the policyholder.


    Separate account premiums, deposits and other considerations amounted to $4,572,600,000, $3,953,300,000 and $4,821,800,000 in 1999, 1998 and 1997,
    respectively. Reserves for separate accounts with assets at fair value were $45,198,900,000 and $36,145,900,000 at December 31, 1999 and 1998,
    respectively. All reserves are subject to discretionary withdrawal at market value.



    A reconciliation of transfers to (from) separate accounts is as follows:



                                                                 YEAR ENDED DECEMBER 31
                                                                 1999       1998           1997
                                                                 -----------------------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------------------
   Transfers as reported in the Summary of Operations of the
   various separate accounts:
     Transfers to separate accounts                              $ 4,573.2  $ 3,954.9      $ 4,824.0
   ------------------------------------------------------------
     Transfers from separate accounts                             (4,933.8)  (4,069.8)      (2,943.8)
   ------------------------------------------------------------  ---------  ---------      ---------
   Net transfers to (from) separate accounts as reported in the
   Summary of Operations                                         $  (360.6) $  (114.9)     $ 1,880.2
   ------------------------------------------------------------  =========  =========      =========



15. CENTURY COMPLIANCE (UNAUDITED)


    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company and its operating subsidiaries redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.


    For the year ended December 31, 1999, the Company identified expenditures of $39,500,000 to address this issue. This brings the expenditures for 1996 through 1999 to $75,300,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.


    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.


    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS



Board of Directors
The Lincoln National Life Insurance Company



We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.



In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.



However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.



                                         /s/ Ernst & Young LLP



January 31, 2000

Part C - Other Information

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

    (a)    List of Financial Statements

           1.  Part A.
               The Table of Condensed Financial Information is included in Part A of this Registration Statement.

           2.  Part B.
               The following financial statements for the Variable Account are included in Part B of this Registration Statement:

               Statement of Assets and Liability - December 31, 1999 Statement of Operations - Year ended December 31, 1999 Statements of Changes in Net Assets - Years ended December 31, 1999 and 1998
               Notes to Financial Statements - December 31, 1999
               Report of Ernst & Young LLP, Independent Auditors

               3.  Part B.
               The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:
               Balance Sheets - Statutory-Basis - Years ended December 31, 1999 and 1998
               Statements of Operations - Statutory Basis - Years ended December 31, 1999, 1998, and 1997
               Statements of Changes in Capital and Surplus - Statutory Basis - Years ended December 31, 1999, 1998 and 1997
               Statements of Cash Flows - Statutory Basis - Years ended December 31, 1999, 1998 and 1997
               Notes to Statutory-basis Financial Statements - December 31, 1999 Report of Ernst & Young LLP, Independent Auditors

24 (b)   LIST OF EXHIBITS

         (1)   Resolution establishing separate accounts /3/

         (2)   N/A

         (3)   (a) Selling group agreement for Lincoln Financial Advisors /4/
               (b) Amendment dated November 22, 1999 to selling group
                   agreement
               (c) Amendment dated February 14, 2000 to selling group
                   agreement.

         (4)   Variable Annuity Contract/3/
               (a)  Multi Fund - Single premium contract/3/
               (b)  Multi Fund 1 - Periodic/3/
               (c)  Multi Fund 2 - Flexible/3/
               (d)  Multi Fund 3 - Flexible/3/
               (e)  Multi Fund 4 - Flexible /2/
               (f)  Contract Rider - Multi Fund 2 & Multi Fund 3 /1/
               (g)  Contract Rider - Multi Fund 4 /1/

         (5)   (a) Deferred Annuity Application /2/
               (b) 403(b) Annuity Application /2/

         (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are hereby incorporated by reference to the Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

               (b) By-Laws of The Lincoln National Life Insurance Company are
                   hereby incorporated by reference to the Posteffective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

         (7)   N/A

         (8) (a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-1A (2-80741), Amendment No. 21 filed on April 10, 2000.

               (b) Participation Agreement/Amendments for Delaware Group
                   Premium Fund.

               (c) Participation Agreement/Amendments for Lincoln National
                   Aggressive Growth Fund, Inc.

               (d) Participation Agreement/Amendments for Lincoln National
                   Capital Appreciation Fund, Inc.

               (e) Participation Agreement/Amendments for Lincoln National
                   Global Asset Allocation Fund, Inc.

               (f) Participation Agreement/Amendments for Lincoln National
                   International Fund, Inc.

               (g) Participation Agreement/Amendments for Lincoln National
                   Money Market Fund, Inc.

               (h) Participation Agreement/Amendments for Lincoln National
                   Special Opportunities Fund, Inc.

               (i) Participation Agreement/Amendments for Lincoln National
                   Bond Fund, Inc.

               (j) Participation Agreement/Amendments for Lincoln National
                   Equity-Income Fund, Inc.

               (k) Participation Agreement/Amendments for Lincoln National
                   Growth and Income Fund, Inc.

               (l) Participation Agreement/Amendments for Lincoln National
                   Managed Fund, Inc.

               (m) Participation Agreement/Amendments for Lincoln National
                   Social Awareness Fund, Inc.

               (n) Fund Participation Agreement/Amendments for
                   Bankers Trust (BT)

               (o) Fund Participation Agreement/Amendments for
                   Baron Capital

               (p) Fund Participation Agreement/Amendments for
                   Fidelity Variable Insurance Trusts

               (q) Fund Participation Agreement/Amendments for
                   Janus

               (r) Fund Participation Agreement/Amendments for
                   Neuberger Berman

               (s) Form of Fund Participation Agreement/Amendments for
                   Alliance

               (t) Fund Participation Agreement/Amendments for
                   American Funds

         (9)   Opinion and Consent of Jeremy Sachs, Senior Counsel /2/

        (10)   Consent of Ernst & Young LLP, Independent Auditors

        (11)   N/A

        (12)   N/A

        (13)   Schedule of Computation. /1/

        (14)   N/A

        (15)   (a)  Organizational Chart of Lincoln National Life Insurance
                    Holding Company System
               (b)  Memorandum Concerning Books and Records

        (16)   Powers of Attorney

               (a)  Todd Stephenson
               (b)  Lawrence Rowland /4/
               (c)  Keith Ryan
               (d)  H. Thomas McMeekin /4/
               (e)  Richard Vaughan /4/
               (f)  Jon Boscia

/1/ Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on February 28, 1997.

/2/ Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on April 24, 1997.


/3/ Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.


/4/ Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1999.

Item 25.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                           Positions and Offices

Jon A. Boscia **               President and Director
John H. Gotta ****             Chief Executive Officer of Life Insurance, Senior
                               Vice President, and Director

Stephen H. Lewis *             Interim Chief Executive Officer of Annuities,
                               Senior Vice President, and Director
H. Thomas McMeekin *****       Director
Cynthia A. Rose *              Secretary and Assistant Vice President
Lawrence T. Rowland ***        Executive Vice President and Director
Keith J. Ryan *                Vice President, Controller and Chief Accounting
                               Officer
Todd R. Stephenson *           Senior Vice President, Chief Financial Officer
                               and Assistant Treasurer
Eldon J. Summers *             Second Vice President and Treasurer
Richard C. Vaughan **          Director
Roy V. Washington *            Vice President and Chief Compliance Officer

* Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46802-3506
**    Principal business address is Center Square West Tower, 1500 Market
      Street -  Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is One Reinsurance Place,1700 Magnavox Way, Fort Wayne, IN 46804-1538
****  Principal business address is 350 Church Street, Hartford, CT 06103
***** Principal business address is One Commerce Square, 2005 Market Street 39th floor, Philadelphia, PA 19103


Item 26.
--------

                        PERSONS CONTROLLED BY OR UNDER COMMON
                       CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

     As of February 29, 2000, there were 538,217 Contract Owners under Lincoln National Variable Annuity Account C.

Item 28.
--------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life
         Account S; Lincoln National Variable Annuity Account 53.

     (b) See Item 25.

     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Lincoln National Variable Annuity Account C during the fiscal year which ended December 31, 1999:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and   Compensation   Brokerage
   Underwriter         Commissions    on Redemption  Commissions Compensation
-----------------    ---------------- -------------  ----------- ------------

The Lincoln National
Life Insurance
Company                   None        $16,213,074(a)    None    $121,811,295(b)


Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.

Item 31.  Management Services
--------  Not Applicable.

Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

Item 33.
--------

     Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plan meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 34.
--------

     For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs
(a) through (d) of that rule have been complied with.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 13th day of April, 2000.

                                    LINCOLN NATIONAL VARIABLE ANNUITY
                                    Account C - Multi-Fund
                                    (Registrant)

                                    By: /s/ KELLY D. CLEVENGER
                                        ------------------------------------
                                        Kelly D. Clevenger
                                        Vice President, LNL
                                        ------------------------------------


                                    By: THE LINCOLN NATIONAL LIFE
                                        INSURANCE COMPANY
                                        (Depositor)


                                    By: /s/ STEPHEN H. LEWIS
                                        ------------------------------------
                                        Stephen H. Lewis
                                       (Signature-Officer of Depositor)
                                        Interim Chief Executive Officer &
                                        Senior Vice President, LNL
                                        (Title)


     (b) As required by the Securities Act of 1993, this Amendment to the Registration Statement has been signed for the Depositors by the following persons in the capacities and on the dates indicated.

Signature                     Title                                Date
---------                     -----                                ----

   **                         President and Director            April 13, 2000
-----------------------       (Principal Executive Officer)
Jon A. Boscia



    *                         Executive Vice President          April 13, 2000
-----------------------       and Director
Lawrence T. Rowland



   **                         Vice President, and Controller    April 13, 2000
-----------------------       Principal Accounting Officer
Keith J. Ryan



   **                         Senior Vice President, Chief      April 13, 2000
-----------------------       Financial Officer and Assistant
Todd R. Stephenson            Treasurer
                              (Principal Financial Officer)


                               Chief Executive Officer of       April __, 2000
-----------------------        Life Insurance, Senior Vice
John H. Gotta                  President and Director



/s/ STEPHEN H. LEWIS           Interim Chief Executive Officer  April 13, 2000
-----------------------        of Annuities, Senior Vice
Stephen H. Lewis               President and Director


    *                          Director                         April 13, 2000
-----------------------
H. Thomas McMeekin


    *                         Director                          April 13, 2000
-----------------------
Richard C. Vaughan


*  By /s/ STEVEN M. KLUEVER    Pursuant to a Power of Attorney filed with
    -----------------------    Post-Effective Amendment No. 16 to the
    Steven M. Kluever          Registration Statement


** By /s/ STEVEN M. KLUEVER    Pursuant to a Power of Attorney filed with
    -----------------------    this Registration Statement
    Steven M. Kluever